                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04746

                           Van Kampen Tax-Exempt Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


                   522 Fifth Avenue, New York, New York 10036
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                                 Jerry W. Miller
                   522 Fifth Avenue, New York, New York 10036
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 11/30

Date of reporting period: 5/31/08

Item 1. Report to Shareholders.

The Fund's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen High Yield Municipal Fund performed during the semiannual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund's financial statements and a list of fund investments as of May 31, 2008.

       THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A CLASS A, B, AND C SHARE OR CLASS I SHARE PROSPECTUS FOR THE FUND BEING OFFERED. THE PROSPECTUS CONTAIN INFORMATION ABOUT THE FUND, INCLUDING THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES. TO OBTAIN AN ADDITIONAL PROSPECTUS, CONTACT YOUR FINANCIAL ADVISOR OR DOWNLOAD ONE AT VANKAMPEN.COM. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUND SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND.

       INCOME MAY SUBJECT CERTAIN INDIVIDUALS TO THE FEDERAL ALTERNATIVE MINIMUM TAX (AMT).

         ---------------------------------------------------------------------------------------
            NOT FDIC INSURED             OFFER NO BANK GUARANTEE              MAY LOSE VALUE
         ---------------------------------------------------------------------------------------
                   NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY               NOT A DEPOSIT
         ---------------------------------------------------------------------------------------

Performance Summary as of 5/31/2008

                            A SHARES              B SHARES              C SHARES           I SHARES
                          since 1/2/86          since 7/20/92        since 12/10/93      since 3/1/06
-----------------------------------------------------------------------------------------------------
                                    W/MAX                 W/MAX                 W/MAX
                                    4.75%                 4.00%                 1.00%
AVERAGE ANNUAL         W/O SALES    SALES    W/O SALES    SALES    W/O SALES    SALES     W/O SALES
TOTAL RETURNS           CHARGES    CHARGES    CHARGES    CHARGES    CHARGES    CHARGES     CHARGES

Since Inception          6.28%      6.05%      5.42%      5.42%      4.73%      4.73%        2.36%

10-year                  4.59       4.09       3.97       3.97       3.83       3.83          n/a

5-year                   4.93       3.91       4.14       3.90       4.16       4.16          n/a

1-year                  -3.32      -7.88      -4.05      -7.72      -3.96      -4.88        -2.97

6-month                 -1.37      -6.06      -1.75      -5.59      -1.75      -2.71        -1.24
-----------------------------------------------------------------------------------------------------

30-day SEC Yield              5.28%                 4.80%                 4.79%             5.80%

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

Average annual total return with sales charges includes payment of the maximum sales charge of 4.75 percent for Class A shares, a contingent deferred sales charge of 4.00 percent for Class B shares (in year one and two and declining to zero after year five), a contingent deferred sales charge of 1.00 percent for Class C shares in year one and combined Rule 12b-1 fees and service fees of up to 0.25 percent for Class A shares and up to 1.00 percent for Class B and C shares. The since inception and 10-year returns for Class B shares reflect the conversion of Class B shares into Class A shares eight years after purchase. Class I shares are available for purchase exclusively by investors through (i) tax-exempt retirement plans with assets of at least $1 million (including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase plans, defined benefit plans and non-qualified deferred compensation plans), (ii) fee-based investment programs with assets of at least $1 million,
(iii) qualified state tuition plan (529 plan) accounts, (iv) institutional clients with assets of at least $1 million and (v) certain Van Kampen investment companies. Class I shares are offered without any sales charges on purchases or sales and do not include combined Rule 12b-1 fees and service fees. Figures shown above assume reinvestment of all dividends and capital gains. Periods less than one year are not annualized. SEC yield is a calculation for determining the amount of portfolio income, excluding non-income items as prescribed by the SEC. Yields are subject to change.

The Lehman Brothers Municipal Bond Index is generally representative of investment-grade, tax-exempt bonds. The Index is unmanaged and does not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

Fund Report

FOR THE SIX-MONTH PERIOD ENDED MAY 31, 2008

MARKET CONDITIONS

The market remained quite volatile throughout most of the six-month reporting period as credit-related issues persisted and new concerns about an economic recession began to emerge. The Federal Reserve (the "Fed") made considerable efforts to help boost the economy and liquidity, including several reductions in its target federal funds rate, bringing that rate to 2.0 percent by period end. The Fed also took the unprecedented steps of granting primary Treasury dealers access to its discount window and loosening its collateral requirements, extending loans of Treasury securities in exchange for lower quality, less liquid securities. In mid-March, the Fed also helped to engineer JPMorgan Chase's purchase of failing Bear Stearns, once the fifth largest investment bank in the world. This last event roiled the already turbulent markets and further shook investor confidence.

Up until that time, investors had shunned riskier assets in favor of high quality U.S. Treasury securities, which helped to fuel a flight-to-quality rally that led Treasuries to outperform all other sectors of the fixed income market. As March came to a close, however, investor appetite for risk began to return and the performance of non-Treasury sectors, including municipal bonds, rebounded. Municipal market performance continued to improve until late May, when yield spreads began to widen again. As of the end of the month, spreads on high-yield municipals stood at approximately 293 basis points versus 204 basis points at the start of the reporting period.

Municipal yield fluctuated during the period but in general, yields on intermediate-to-long maturity municipal bonds rose while short-maturity yields generally declined. As a result, the slope of the municipal yield curve ended the period steeper with the differential between two-year and 30-year maturities widening to approximately 225 basis points. Overall, investment-grade municipals outperformed high-yield municipals for the period and new-issue supply, particularly in the high-yield sector, was limited.

PERFORMANCE ANALYSIS

All share classes of Van Kampen High Yield Municipal Fund underperformed the Lehman Brothers Municipal Bond Index for the six months ended May 31, 2008, assuming no deduction of applicable sales charges.

TOTAL RETURNS FOR THE SIX-MONTH PERIOD ENDED MAY 31, 2008

-------------------------------------------------------------------
                                              LEHMAN BROTHERS
                                              MUNICIPAL BOND
      CLASS A   CLASS B   CLASS C   CLASS I        INDEX

      -1.37%    -1.75%    -1.75%    -1.24%         1.44%
-------------------------------------------------------------------

The performance for the four share classes varies because each has different expenses. The Fund's total return figures assume the reinvestment of all distributions, but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information and index definition.

Over the course of the reporting period, we maintained the Fund's approximate 50 percent allocation to high-yielding, non-rated securities. The benchmark Lehman Brothers Municipal Bond Index, however, is comprised entirely of higher-rated, investment-grade bonds. Given the risk-averse environment and resulting outperformance of higher-quality bonds for the period, the Fund's allocation to lower-rated issues was the primary contributor to its relative underperformance.

With regard to sectors, holdings in master settlement tobacco bonds hindered performance. Although the Fund's allocation there was focused on higher-coupon issues which helped to enhance yield, the sector's performance suffered from spread widening during the period. In addition, the Fund was overweighted in the sector versus the Lehman Brothers Municipal Bond Index. Spread widening in the hospital and CCRC/senior living sectors also held back returns, as did holdings in industrial development revenue/pollution control revenue (IDR/PCR) bonds.

Other investments, however, helped enhance performance. Specifically, the Fund's holdings in pre-refunded* bonds were additive to returns for the period as these short-maturity securities performed well when yields declined at the shorter end of the municipal yield curve. Additionally, the Fund no longer had exposure to airline bonds, which was beneficial given the poor performance of the sector amid escalating oil prices.

In terms of interest-rate positioning, we maintained a neutral to slightly shorter duration (a measure of interest-rate sensitivity) over the course of the period, which had little impact on overall performance. In an effort to further enhance the Fund's yield, we added exposure to short-term variable-rate municipal securities during the reporting period, a move which was additive to the Fund's

*Pre-refunding, or advance refunding, is a financing structure under which new bonds are issued to repay an outstanding bond issue on its first call date.

performance as the securities provided additional income with low price volatility. Overall, however, the Fund's sector exposure remained relatively unchanged, with hospital, life care and special tax district bonds representing the largest sector weightings as of the end of the reporting period.

We closely manage the growth of the Fund's asset base as an important part of our commitment to the Fund's existing shareholders. The Fund reopened to new investors for a portion of the reporting period, but based on our analysis of the supply and demand trends in the market, we believed the prudent course was to once again close the Fund to new investors.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

RATINGS ALLOCATION AS OF 5/31/08
AAA/Aaa                                                          20.5%
AA/Aa                                                             4.5
A/A                                                               2.7
BBB/Baa                                                          15.6
BB/Ba                                                             5.1
B/B                                                               0.4
CCC/Caa                                                           0.5
CC/Ca                                                             0.1
Non-Rated                                                        50.6

TOP FIVE SECTORS AS OF 5/31/08
Hospital                                                         19.6%
Life Care                                                        16.3
Special Tax Districts                                            13.3
General Purpose                                                   5.1
Master Tobacco Settlement                                         4.7

SUMMARY OF INVESTMENTS BY STATE CLASSIFICATION AS OF 5/31/08
Florida                                                          13.8%
California                                                       10.1
Illinois                                                          8.1
New York                                                          7.0
Texas                                                             6.9
Massachusetts                                                     6.3
Pennsylvania                                                      5.8
Arizona                                                           4.4
Michigan                                                          3.8
Minnesota                                                         3.8
Colorado                                                          3.6
Ohio                                                              3.3
Tennessee                                                         2.8
Missouri                                                          2.5
New Jersey                                                        2.4
Nevada                                                            2.2
Virginia                                                          2.2
Maryland                                                          2.1
Wisconsin                                                         2.1
Louisiana                                                         1.8
Washington                                                        1.8
Indiana                                                           1.8
South Carolina                                                    1.5
District of Columbia                                              1.5
Georgia                                                           1.5
North Carolina                                                    1.4
Alabama                                                           1.3
New Mexico                                                        0.9
Oklahoma                                                          0.8
Oregon                                                            0.7
Iowa                                                              0.7
South Dakota                                                      0.7
Hawaii                                                            0.7

                                             (continued on next page)

SUMMARY OF INVESTMENTS BY STATE CLASSIFICATION AS OF 5/31/08
                                       (continued from previous page)
Mississippi                                                       0.6
New Hampshire                                                     0.6
Connecticut                                                       0.5
Kansas                                                            0.4
North Dakota                                                      0.4
Alaska                                                            0.3
Idaho                                                             0.3
Vermont                                                           0.3
Utah                                                              0.3
Rhode Island                                                      0.3
Maine                                                             0.2
West Virginia                                                     0.2
Puerto Rico                                                       0.1
Wyoming                                                           0.1
Delaware                                                          0.1
                                                                -----
Total Investments                                               115.0
Liability for Floating Rate Note Obligation                     (12.3)
                                                                -----
Total Net Investments                                           102.7
Liabilities in Excess of Other Assets                            (2.7)
                                                                -----
Net Assets                                                      100.0%

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the sectors shown above. Ratings and sectors are as a percentage of total long-term investments. Summary of investments by state classification are as a percentage of total net assets. Securities are classified by sectors that represent broad groupings of related industries. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services. Rating allocations based upon ratings as issued by Standard and Poor's and Moody's, respectively.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

       Each Van Kampen fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Van Kampen also delivers the semiannual and annual reports to fund shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each fund files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

       You may obtain copies of a fund's fiscal quarter filings by contacting Van Kampen Client Relations at (800) 847-2424.

HOUSEHOLDING NOTICE

       To reduce Fund expenses, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The Fund's prospectuses and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling (800) 341-2911 or writing to Van Kampen Investor Services at P.O. Box 219286, Kansas City, MO 64121-9286. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

       You may obtain a copy of the Fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 847-2424 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

       You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments of Class A Shares and contingent deferred sales charges on redemptions of Class B and C Shares; and redemption fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 12/1/07 - 5/31/08.

ACTUAL EXPENSE

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges or redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                    BEGINNING         ENDING         EXPENSES PAID
                                                  ACCOUNT VALUE    ACCOUNT VALUE    DURING PERIOD*
                                                  -------------------------------------------------
                                                    12/01/07          5/31/08       12/1/07-5/31/08
Class A
 Actual.........................................    $1,000.00        $  986.27           $6.01
 Hypothetical...................................     1,000.00         1,018.95            6.11
 (5% annual return before expenses)
Class B
 Actual.........................................     1,000.00           982.50            9.71
 Hypothetical...................................     1,000.00         1,015.20            9.87
 (5% annual return before expenses)
 Class C
 Actual.........................................     1,000.00           982.54            9.71
 Hypothetical...................................     1,000.00         1,015.20            9.87
 (5% annual return before expenses)
Class I
 Actual.........................................     1,000.00           987.63            4.82
 Hypothetical...................................     1,000.00         1,020.15            4.90
 (5% annual return before expenses)

* Expenses are equal to the Fund's annualized expense ratio of 1.21%, 1.96%, 1.96% and 0.97% for Class A, B, C and I Shares, respectively, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Assumes all dividends and distributions were reinvested.

The following table shows what expenses a shareholder would have paid, excluding interest and residual trust expenses.

                                                 BEGINNING         ENDING         EXPENSES PAID
                                               ACCOUNT VALUE    ACCOUNT VALUE    DURING PERIOD*
                                               -------------------------------------------------
                                                  12/1/07          5/31/08       12/1/07-5/31/08
Class A
  Actual.....................................    $1,000.00        $  986.27           $4.17
  Hypothetical...............................     1,000.00         1,020.80            4.24
  (5% annual return before expenses)
Class B
  Actual.....................................     1,000.00           982.50            7.88
  Hypothetical...............................     1,000.00         1,017.05            8.02
  (5% annual return before expenses)
Class C
  Actual.....................................     1,000.00           982.54            7.88
  Hypothetical...............................     1,000.00         1,017.05            8.02
  (5% annual return before expenses)
Class I
  Actual.....................................     1,000.00           987.63            2.98
  Hypothetical...............................     1,000.00         1,022.00            3.03
  (5% annual return before expenses)

* Expenses are equal to the Fund's annualized expense ratio of 0.84%, 1.59%, 1.59% and 0.60% for Class A, B, C and I Shares, respectively, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Assumes all dividends and distributions were reinvested.

Investment Advisory Agreement Approval

Both the Investment Company Act of 1940 and the terms of the Fund's investment advisory agreement require that the investment advisory agreement between the Fund and its investment adviser be approved annually both by a majority of the Board of Trustees and by a majority of the independent trustees voting separately.

At meetings held on April 15, 2008 and May 8, 2008, the Board of Trustees, and the independent trustees voting separately, considered and ultimately determined that the terms of the investment advisory agreement are fair and reasonable and approved the continuance of the investment advisory agreement as being in the best interests of the Fund and its shareholders. In making its determination, the Board of Trustees considered materials that were specifically prepared by the investment adviser at the request of the Board and Fund counsel, and by an independent provider of investment company data contracted to assist the Board, relating to the investment advisory agreement review process. The Board also considered information received periodically about the portfolio, performance, the investment strategy, portfolio management team and fees and expenses of the Fund. The Board of Trustees considered the investment advisory agreement over a period of several months and the trustees held sessions both with the investment adviser and separate from the investment adviser in reviewing and considering the investment advisory agreement.

In approving the investment advisory agreement, the Board of Trustees considered, among other things, the nature, extent and quality of the services provided by the investment adviser, the performance, fees and expenses of the Fund compared to other similar funds and other products, the investment adviser's expenses in providing the services and the profitability of the investment adviser and its affiliated companies. The Board of Trustees considered the extent to which any economies of scale experienced by the investment adviser are shared with the Fund's shareholders, and the propriety of breakpoints in the Fund's investment advisory fee schedule. The Board of Trustees considered comparative advisory fees of the Fund and other investment companies and/or other products at different asset levels, and considered the trends in the industry versus historical and projected assets of the Fund. The Board of Trustees evaluated other benefits the investment adviser and its affiliates derive from their relationship with the Fund. The Board of Trustees reviewed information about the foregoing factors and considered changes, if any, in such information since its previous approval. The Board of Trustees discussed the financial strength of the investment adviser and its affiliated companies and the capability of the personnel of the investment adviser, and specifically the strength and background of its portfolio management personnel. The Board of Trustees reviewed the statutory and regulatory requirements for approval and disclosure of investment advisory agreements. The Board of Trustees, including the independent trustees, evaluated all of the foregoing and does not believe any single factor or group of factors control or dominate the review process, and, after considering all factors together, has determined, in the exercise of its business judgment, that approval of the investment advisory agreement is in the best interests of the Fund and its shareholders. The following summary provides more detail on certain matters considered but does not detail all matters considered.

Nature, Extent and Quality of the Services Provided. On a regular basis, the Board of Trustees considers the roles and responsibilities of the investment adviser as a whole and for those specific portfolio management, support and trading functions servicing the Fund. The trustees discuss with the investment adviser the resources available and used in managing the Fund and changes made in the Fund's portfolio management team over time. The Fund discloses information about its portfolio management team members and their experience in its prospectus. The trustees also discuss certain other services which are provided on a cost-reimbursement basis by the investment adviser or its affiliates to the Van Kampen funds including certain accounting, administrative and legal services. The Board has determined that the nature, extent and quality of the services provided by the investment adviser support its decision to approve the investment advisory agreement.

Performance, Fees and Expenses of the Fund. On a regular basis, the Board of Trustees reviews the performance, fees and expenses of the Fund compared to its peers and to appropriate benchmarks. In addition, the Board spends more focused time on the performance of the Fund and other funds in the Van Kampen complex, paying specific attention to underperforming funds. The trustees discuss with the investment adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the trustees and the investment adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance with special attention to three-year performance) and, when a fund's weighted performance is under the fund's benchmark, they discuss the causes and where necessary seek to make specific changes to investment strategy or investment personnel. The Fund discloses more information about its performance elsewhere in this report and in the Fund's prospectus. The trustees discuss with the investment adviser the level of advisory fees for this Fund relative to comparable funds and other products advised by the adviser and others in the marketplace. The trustees review not only the advisory fees but other fees and expenses (whether paid to the adviser, its affiliates or others) and the Fund's overall expense ratio. The Fund discloses more information about its fees and expenses in its prospectus. The Board has determined that the performance, fees and expenses of the Fund support its decision to approve the investment advisory agreement.

Investment Adviser's Expenses in Providing the Service and Profitability. At least annually, the trustees review the investment adviser's expenses in providing services to the Fund and other funds advised by the investment adviser and the profitability of the investment adviser. These profitability reports are put together by the investment adviser with the oversight of the Board. The trustees discuss with the investment adviser its revenues and expenses, including among other things, revenues for advisory services, portfolio management-related expenses, revenue sharing arrangement costs and allocated expenses both on an aggregate basis and per fund. The Board has determined that the analysis of the investment adviser's expenses and profitability support its decision to approve the investment advisory agreement.

Economies of Scale. On a regular basis, the Board of Trustees considers the size and growth prospects of the Fund and how that relates to the Fund's expense ratio and particularly the Fund's advisory fee rate. In conjunction with its review of the investment adviser's profitability, the trustees discuss with the investment adviser how more (or less) assets can affect the efficiency or effectiveness of managing the Fund's portfolio and whether the advisory fee level is appropriate relative to current and projected asset levels and/or whether the advisory fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and potential economies of scale of the Fund support its decision to approve the investment advisory agreement.

Other Benefits of the Relationship. On a regular basis, the Board of Trustees considers other benefits to the investment adviser and its affiliates derived from its relationship with the Fund and other funds advised by the investment adviser. These benefits include, among other things, fees for transfer agency services provided to the funds, in certain cases research received by the adviser generated from commission dollars spent on funds' portfolio trading, and in certain cases distribution or service related fees related to funds' sales. The trustees review with the investment adviser each of these arrangements and the reasonableness of its costs relative to the services performed. The Board has determined that the other benefits received by the investment adviser or its affiliates support its decision to approve the investment advisory agreement.

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2008 (UNAUDITED)

PAR
AMOUNT
(000)       DESCRIPTION                                 COUPON       MATURITY      VALUE
---------------------------------------------------------------------------------------------
            MUNICIPAL BONDS  113.9%
            ALABAMA  1.3%
$   1,000   Alabama Spl Care Fac Fin Auth Methodist
            Home for the Aging......................        6.300%   06/01/24  $      989,780
    4,500   Alabama St Indl Dev Auth Solid Waste
            Disp Rev Pine City Fiber Co (AMT).......        6.450    12/01/23       4,323,510
    8,055   Alabama St Indl Dev Auth Solid Waste
            Disp Rev Pine City Fiber Co (GTY AGMT:
            Boise Cascade Corp) (AMT)...............        6.450    12/01/23       7,739,083
    3,500   Alexander City, AL Spl Care Fac Fin Auth
            Med Fac Rev Russell Hosp Corp Ser A.....        5.750    12/01/36       3,349,045
    3,000   Butler, AL Indl Dev Brd Solid GA PAC
            Corp Proj Rfdg (AMT)....................        5.750    09/01/28       2,488,320
    4,000   Colbert Cnty Northwest Auth
            Hlthcare Fac............................        5.750    06/01/27       3,909,680
    3,280   Courtland, AL Indl Dev Brd Environmental
            Impt Rev Intl Paper Co Proj Rfdg Ser A
            (AMT)...................................        5.800    05/01/22       3,171,989
    7,000   Courtland, AL Indl Dev Brd Environmental
            Impt Rev Intl Paper Co Proj Ser B
            (AMT)...................................        6.250    08/01/25       6,973,750
    1,235   Courtland, AL Indl Dev Brd Solid Waste
            Disp Champion Intl Corp Proj Rfdg
            (AMT)...................................        6.000    08/01/29       1,163,716
    2,460   Huntsville Carlton Cove, AL Carlton Cove
            Inc Proj Ser A (a) (b)..................  8.000/5.200    11/15/19         934,185
    6,000   Huntsville Carlton Cove, AL Carlton Cove
            Inc Proj Ser A (b)......................  8.125/5.281    11/15/31       2,278,500
    4,000   Huntsville Redstone Vlg, AL Spl Care Fac
            Fin Auth Ser A (Prerefunded @
            12/01/12)...............................        8.125    12/01/26       4,872,360
    7,500   Huntsville Redstone Vlg, AL Spl Care Fac
            Fin Auth Ser A (Prerefunded @
            12/01/12)...............................        8.250    12/01/32       9,173,775
    8,835   Huntsville Redstone Vlg, AL Spl Care Fac
            Fin Auth Vlg Proj.......................        5.500    01/01/43       7,460,451
    1,250   Phenix Cnty, AL Environmental Impt Rev
            Rfdg (AMT)..............................        6.350    05/15/35       1,238,012
                                                                               --------------
                                                                                   60,066,156
                                                                               --------------
            ALASKA  0.3%
      830   Alaska Indl Dev & Expt Auth Upper Lynn
            Canal Regl Pwr (AMT)....................        5.800    01/01/18         793,530
    3,545   Alaska Indl Dev & Expt Auth Upper Lynn
            Canal Regl Pwr (AMT)....................        5.875    01/01/32       3,166,713
    2,000   Alaska Indl Dev & Expt Auth Williams
            Lynks AK Cargoport (AMT) (Acquired
            05/17/01, Cost $2,000,451) (c)..........        8.125    05/01/31       2,085,180
    7,265   Juneau, AK City & Borough Rev Saint
            Ann's Care Ctr Proj.....................        6.875    12/01/25       7,239,355

 14                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2008 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                 COUPON       MATURITY      VALUE
---------------------------------------------------------------------------------------------
            ALASKA (CONTINUED)
$  31,900   Northern Tob Sec Corp AK Tob Settlement
            Rev Cap Apprec First Sub Ser B..........         *       06/01/46  $    1,908,258
   20,860   Northern Tob Sec Corp AK Tob Settlement
            Rev Cap Apprec Second Sub Ser C.........         *       06/01/46       1,101,825
                                                                               --------------
                                                                                   16,294,861
                                                                               --------------
            ARIZONA  4.4%
    5,000   Arizona Hlth Fac Auth Rev Ter Proj Ser A
            (Prerefunded @ 11/15/13)................        7.500%   11/15/23       5,915,800
    9,000   Arizona Hlth Fac Auth Rev Ter Proj Ser A
            (Prerefunded @ 11/15/13)................        7.750    11/15/33      10,939,770
    3,000   Casa Grande, AZ Indl Dev Auth Hosp Rev
            Casa Grande Regl Med Ctr Rfdg Ser A.....        7.125    12/01/24       3,010,230
    6,850   Casa Grande, AZ Indl Dev Auth Hosp Rev
            Casa Grande Regl Med Ctr Rfdg Ser A.....        7.250    12/01/19       7,147,632
    9,250   Casa Grande, AZ Indl Dev Auth Hosp Rev
            Casa Grande Regl Med Ctr Rfdg Ser A.....        7.625    12/01/29       9,385,790
    2,770   Cochise Cnty, AZ Indl Dev Auth Sierra
            Vista Regl Hlth Ctr Proj................        7.750    12/01/30       2,938,638
    1,475   Coconino Cnty, AZ Pollutn Ctl Corp
            Tucson Elec Pwr Navajo Ser A (AMT)......        7.125    10/01/32       1,493,482
    7,000   Flagstaff, AZ Indl Dev Auth Rev Sr
            Living Cmnty Northn AZ Proj
            (Prerefunded @ 3/01/13).................        6.200    09/01/28       7,206,990
    1,000   Flagstaff, AZ Indl Dev Auth Rev Sr
            Living Cmnty Northn AZ Proj
            (Prerefunded @ 3/01/13).................        6.300    09/01/38       1,030,410
    5,835   Flagstaff, AZ Indl Dev Auth Rev Sr
            Living Cmnty Northn AZ Proj
            (Prerefunded @ 3/01/13).................        7.500    03/01/35       7,015,537
    5,300   Flagstaff, AZ Indl Dev Auth Rev Sr
            Living Cmnty Northn AZ Proj Rfdg........        5.700    07/01/42       4,575,331
    8,200   Peoria, AZ Indl Dev Auth Rev Sierra
            Winds Life Rfdg Ser A...................        6.375    08/15/29       8,202,542
    3,500   Peoria, AZ Indl Dev Auth Rev Sierra
            Winds Life Rfdg Ser A...................        6.500    08/15/31       3,510,080
    3,500   Phoenix, AZ Civic Impt Corp Arpt Rev Sr
            Lien Ser A (d)..........................        5.000    07/01/22       3,608,605
    5,000   Phoenix, AZ Civic Impt Corp Arpt Rev Sr
            Lien Ser A (d)..........................        5.000    07/01/24       5,106,750
    5,000   Phoenix, AZ Civic Impt Corp Arpt Rev Sr
            Lien Ser A (d)..........................        5.000    07/01/26       5,074,800
   28,000   Phoenix, AZ Civic Impt Corp Excise Tax
            Rev Civ Plaza Expansion Proj Ser A (FGIC
            Insd) (e)...............................        5.000    07/01/41      28,535,595
    2,905   Pima Cnty, AZ Indl Dev Auth Ed Rev
            Excalibur Charter Sch Proj (a)..........        7.750    08/01/33       3,011,701

See Notes to Financial Statements                                             15

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2008 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                 COUPON       MATURITY      VALUE
---------------------------------------------------------------------------------------------
            ARIZONA (CONTINUED)
$   4,385   Pima Cnty, AZ Indl Dev Auth Ed Rev Fac
            Acclaim Charter Sch Proj (a)............        5.800%   12/01/36  $    3,863,360
    4,225   Pima Cnty, AZ Indl Dev Auth Ed Rev Fac
            Premier & Air Co........................        7.000    09/01/35       3,781,882
    3,030   Pima Cnty, AZ Indl Dev Auth Ed Rev
            Milestones Charter Sch Dist (a).........        7.500    11/01/33       2,889,741
    1,000   Pima Cnty, AZ Indl Dev Auth Ed Rev
            Milestones Charter Sch Proj.............        6.750    11/01/33         872,210
    3,840   Pima Cnty, AZ Indl Dev Auth Fac Choice
            Ed & Dev Corp Proj......................        6.375    06/01/36       3,683,136
    4,345   Pima Cnty, AZ Indl Dev Auth Fac Desert
            Heights Charter Sch (a).................        7.500    08/01/33       4,454,146
    3,500   Pima Cnty, AZ Indl Dev Auth Fac Skyline
            Tech High Sch Proj......................        7.500    02/01/34       3,286,430
    6,000   Pima Cnty, AZ Indl Dev Auth Lease Rev
            Constellation Sch Proj..................        7.000    01/01/38       5,821,260
    6,750   Pima Cnty, AZ Indl Dev Auth Rev La
            Posada at Pk Ctr Ser A..................        7.000    05/15/27       6,797,655
    5,500   Pima Cnty, AZ Indl Dev Auth Wtr &
            Wastewater Rev Global Wtr Res LLC Proj
            (AMT) (Acquired 12/15/06, Cost
            $5,500,000) (c).........................        5.750    12/01/32       4,654,650
      855   Red Hawk Canyon Cmnty Fac Dist No 2 AZ
            Dist Assmt Rev Ser A....................        6.500    12/01/12         908,437
    1,000   Sundance Cmnty Fac Dist AZ (f)..........        6.250    07/15/29         995,850
    3,109   Sundance Cmnty Fac Dist AZ Assmt Dist
            Spl Assmt Rev No 2 (f)..................        7.125    07/01/27       3,234,915
      726   Sundance Cmnty Fac Dist AZ Assmt Dist
            Spl Assmt Rev No 3......................        6.500    07/01/29         730,102
    2,990   Tucson, AZ Multi-Family Rev Hsg Catalina
            Asstd Living Ser A (AMT)................        6.500    07/01/31       2,326,100
   22,000   University Med Ctr Corp AZ Hosp Rev.....        5.000    07/01/35      19,886,680
    5,915   Verrado Cmnty Fac Dist No 1 AZ..........        5.350    07/15/31       5,179,825
    7,600   Verrado Cmnty Fac Dist No 1 AZ..........        6.500    07/15/27       7,713,088
    4,000   Vistancia Cmnty Fac Dist AZ.............        6.750    07/15/22       4,158,800
    4,000   Yavapai Cnty, AZ Indl Dev Auth Hosp Fac
            Rev Yavapai Regl Med Ctr Ser A..........        6.000    08/01/33       4,047,360
                                                                               --------------
                                                                                  206,995,310
                                                                               --------------
            CALIFORNIA  10.1%
    1,000   Abag Fin Auth For Nonprofit Corp CA
            Amern Baptist Homes Rfdg Ser A..........        5.850    10/01/27       1,002,810
    3,200   Abag Fin Auth For Nonprofit Corp CA
            Amern Baptist Homes Rfdg Ser A..........        6.200    10/01/27       3,224,992
      825   Abag Fin Auth For Nonprofit Corp CA Ctf
            Partn (Prerefunded @ 11/15/08)..........        6.375    11/15/15         853,718
    3,455   Abag Fin Auth For Nonprofit Corp CA Ctf
            Partn (Prerefunded @ 11/15/08)..........        6.375    11/15/28       3,591,472

 16                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2008 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                 COUPON       MATURITY      VALUE
---------------------------------------------------------------------------------------------
            CALIFORNIA (CONTINUED)
$   3,950   Agua Mansa, CA Indl Growth Assn Spl Tax
            Cmnty Fac Dist No 2002-1 (LOC: American
            Express Co).............................        6.500%   09/01/33  $    4,005,063
    1,295   Alvord, CA Uni Sch Dist Cmnty Fac Dist
            Spl Tax Ser A...........................        5.000    09/01/36       1,061,537
    1,580   Alvord, CA Uni Sch Dist Cmnty Fac Dist
            Spl Tax Ser B...........................        5.000    09/01/36       1,291,634
   44,600   Bay Area Toll Auth CA Toll Brdg Rev San
            Francisco Bay Area Ser A-1 (AMBAC Insd)
            (g) (h).................................        2.530    04/01/45      44,600,000
    4,935   Beaumont, CA Fin Auth Loc Agy Rev Ser A
            (Prerefunded @ 9/01/13).................        7.000    09/01/33       5,925,751
    1,875   Beaumont, CA Fin Auth Loc Agy Ser D.....        5.800    09/01/35       1,796,925
    3,000   Blythe, CA Redev Agy Proj...............        5.750    05/01/34       2,774,220
    5,000   California Cnty, CA Tob Sec Agy Tob LA
            Cnty (i)................................  0.000/5.450    06/01/28       3,669,700
    5,000   California Cnty, CA Tob Sec Agy Tob LA
            Cnty (i)................................  0.000/5.600    06/01/36       3,554,450
    5,950   California Cnty, CA Tob Sec Cap Apprec
            Stanislaus Sub Ser B....................         *       06/01/46         329,630
   20,000   California Cnty, CA Tob Sec Cap Apprec
            Stanislaus Sub Ser C....................         *       06/01/55         459,800
   20,000   California Cnty, CA Tob Sec Cap Apprec
            Stanislaus Sub Ser D....................         *       06/01/55         394,400
   14,935   California Hsg Fin Agy Rev Home Mtg Ser
            K (AMT) (e).............................        5.450    08/01/28      15,024,864
   20,800   California Infrastructure & Econ Dev Bk
            Rev San Francisco Ballet Assn
            (FGIC Insd) (g) (h).....................        5.250    07/01/36      20,800,000
      670   California Muni Fin Auth Ed Fac Rev High
            Tech High Media Arts Ser A..............        6.000    07/01/38         664,881
    2,415   California Muni Fin Auth Ed Fac Rev High
            Tech High Media Arts Ser A (a)..........        6.125    07/01/48       2,404,108
    2,860   California Muni Fin Auth Ed Fac Rev High
            Tech High-Chula Vista Ser B.............        6.125    07/01/38       2,852,021
    2,000   California Muni Fin Auth Ed Fac Rev High
            Tech High-Chula Vista Ser B.............        6.125    07/01/43       1,977,100
    3,840   California Muni Fin Auth Ed Fac Rev High
            Tech High-Chula Vista Ser B.............        6.125    07/01/48       3,766,694
      150   California St (Prerefunded @ 9/01/10)...        5.250    09/01/26         159,706
    4,000   California Statewide Cmnty CA Baptist
            Univ Ser A..............................        5.500    11/01/38       3,626,240
    3,000   California Statewide Cmnty Dev Auth Rev
            CA Statewide Inland Regl Ctr Proj.......        5.375    12/01/37       2,878,050
    7,295   California Statewide Cmnty Dev Auth Rev
            Daughters of Charity Hlth Ser A.........        5.000    07/01/39       6,525,742

See Notes to Financial Statements                                             17

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2008 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                 COUPON       MATURITY      VALUE
---------------------------------------------------------------------------------------------
            CALIFORNIA (CONTINUED)
$   4,000   California Statewide Cmnty Dev Auth Rev
            Elder Care Alliance Ser A
            (Prerefunded @ 11/15/12)................        8.000%   11/15/22  $    4,840,680
    7,300   California Statewide Cmnty Dev Auth Rev
            Front Porch Cmnty & Svc Ser A (f).......        5.125    04/01/37       6,622,633
   15,000   California Statewide Cmnty Dev Auth Rev
            Museum of Art Proj Ser C
            (FGIC Insd) (g) (h).....................        3.960    12/01/34      15,000,000
    2,000   California Statewide Cmnty Dev Auth Rev
            Notre Dame De Namur Univ................        6.500    10/01/23       1,974,020
    2,500   California Statewide Cmnty Dev Auth Rev
            Notre Dame De Namur Univ................        6.625    10/01/33       2,413,575
    5,310   California Statewide Cmnty Dev Auth Rev
            Thomas Jefferson Sch of Law
            (Prerefunded @ 10/01/11)................        7.750    10/01/31       6,097,367
    4,500   California Statewide Cmnty Dev Auth San
            Francisco Art Inst (Acquired 7/05/02,
            Cost $4,500,000) (c)....................        7.375    04/01/32       4,580,190
    3,220   California Statewide Cmnty Dev Auth Rev
            Lancer Ed Student Hsg Proj..............        5.625    06/01/33       2,910,783
    6,185   California Statewide Cmnty Dev Auth Spl
            Tax Cmnty Fac Dist 2007 1 Orinda........        6.000    09/01/37       5,917,870
    3,220   California Statewide Cmnty Hosp Napa Vly
            Proj Ser A..............................        7.000    01/01/34       3,266,368
    2,615   Carlsbad, CA Spl Tax Non Escrow Cmnty
            Fac 3 Impt 2............................        6.100    09/01/28       2,513,433
    3,730   Carlsbad, CA Spl Tax Non Escrow Cmnty
            Fac 3 Impt 2............................        6.200    09/01/38       3,598,965
    1,360   Chino, CA Fac Dist No 3 Impt Area 1.....        5.750    09/01/34       1,280,168
    2,850   Contra Costa Cnty, CA Multi-Family Hsg
            Rev Ser C (AMT) (Acquired 6/08/99, Cost
            $2,850,000) (c).........................        6.750    12/01/30       2,888,076
    1,500   Corona Norco, CA Uni Sch Dist Ser A.....        5.700    09/01/29       1,397,025
    2,950   Fairfield, CA Cmnty Fac Dist Spl Tax No
            2007-1 Fairfield Common.................        6.750    09/01/28       2,951,740
    3,610   Fairfield, CA Cmnty Fac Dist Spl Tax No
            2007-1 Fairfield Common.................        6.875    09/01/38       3,617,906
    1,860   Fontana, CA Spl Tax Cmnty Fac Dist No 11
            Ser B...................................        6.500    09/01/28       1,929,118
    3,695   Fontana, CA Spl Tax Cmnty Fac Dist No 22
            Sierra..................................        5.850    09/01/25       3,556,844
    3,000   Fontana, CA Spl Tax Cmnty Fac Dist No 22
            Sierra..................................        6.000    09/01/34       2,842,560
    9,800   Golden St Tob Sec Corp CA Tob Settlement
            Rev Asset Bkd Ser A-1...................        5.750    06/01/47       8,552,852
   25,380   Golden St Tob Sec Corp CA Tob Settlement
            Rev Ser A (e)...........................        5.000    06/01/45      25,484,185

 18                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2008 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                 COUPON       MATURITY      VALUE
---------------------------------------------------------------------------------------------
            CALIFORNIA (CONTINUED)
$  18,000   Golden St Tob Sec Corp CA Tob Settlement
            Rev Ser A-1.............................        5.125%   06/01/47  $   14,092,380
    1,000   Imperial Beach, CA Pub Palm Ave Coml
            Redev Proj Ser A........................        5.850    06/01/28         954,140
    3,000   Imperial Beach, CA Pub Palm Ave Coml
            Redev Proj Ser A........................        6.000    06/01/33       2,874,720
    1,500   Indio, CA Redev Agy Tax Alloc Sub Merged
            Proj Area Ser B (Prerefunded @
            8/15/14)................................        6.375    08/15/33       1,748,235
      985   Indio, CA Redev Agy Tax Alloc Sub Merged
            Proj Area Ser B (Prerefunded @
            8/15/14)................................        6.500    08/15/34       1,108,746
    1,000   Irvine, CA Impt Bd Act 1915 Assmt Dist
            No 00 18 Grp 4..........................        5.375    09/02/26         939,050
    1,500   Irvine, CA Impt Bd Act 1915 Assmt Dist
            No 03 19 Grp 2..........................        5.500    09/02/29       1,407,855
    4,000   Jurupa, CA Cmnty Svc Dist Spl Cmnty Fac
            Dist No 4 Ser A.........................        5.700    09/01/34       3,669,920
    3,500   La Verne, CA Ctf Partn Brethren
            Hillcrest Home Ser B....................        6.625    02/15/25       3,709,020
      655   Los Angeles, CA Cmnty Fac Dist Spl Tax
            No 3 Cascades Business Pk...............        6.400    09/01/22         660,528
    6,385   Millbrae, CA Residential Fac Rev
            Magnolia of Millbrae Proj Ser A (AMT)...        7.375    09/01/27       6,509,444
    5,515   Morongo Band of Mission Indians CA
            Enterprise Rev Indians Enterprise Casino
            Ser B (f)...............................        6.500    03/01/28       5,562,980
    2,000   Murrieta, CA Cmnty Fac Dist No 2 Oaks
            Impt Area Ser B.........................        6.000    09/01/34       1,895,040
    3,645   Norco, CA Spl Tax Cmnty Fac Dist No 01-1
            (Prerefunded @ 9/01/12).................        6.750    09/01/22       4,266,618
      955   Oakley, CA Pub Fin Auth Rev.............        6.000    09/02/28         953,233
      955   Oakley, CA Pub Fin Auth Rev.............        6.000    09/02/34         935,738
    4,000   Perris, CA Cmnty Fac Dist Spl Tax
            No 01-2 Ser A...........................        6.375    09/01/32       4,022,000
    1,815   Perris, CA Pub Fin Auth Loc Agy Rev Ser
            D.......................................        7.875    09/01/25       1,817,287
    5,500   Quechan Indian Tribe Ft Yuma Indian
            Reservation CA & Govt Proj..............        7.000    12/01/27       5,452,700
    1,845   Riverside, CA Uni Sch Dist Tax Cmnty Fac
            Dist 15 Impt Area 1.....................        5.600    09/01/34       1,667,585
    2,500   Roseville, CA Spl Tax Fountains Cmnty
            Fac Dist No 1...........................        6.125    09/01/38       2,382,625
   10,275   Sacramento, CA Muni Util Dist Elec Rev
            Ser U (FSA Insd) (d)....................        5.000    08/15/25      10,810,430
    5,000   Sacramento, CA Muni Util Dist Elec Rev
            Ser U (FSA Insd) (d)....................        5.000    08/15/26       5,247,950
    5,000   Sacramento, CA Muni Util Dist Elec Rev
            Ser U (FSA Insd) (d)....................        5.000    08/15/27       5,231,200

See Notes to Financial Statements                                             19

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2008 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                 COUPON       MATURITY      VALUE
---------------------------------------------------------------------------------------------
            CALIFORNIA (CONTINUED)
$   1,375   San Diego, CA Cmnty Fac Ser A (Acquired
            6/30/06, Cost $1,375,000) (c)...........        5.700%   09/01/26  $    1,300,489
    4,000   San Diego, CA Cmnty Fac Ser A (Acquired
            6/30/06, Cost $4,000,000) (c)...........        5.750    09/01/36       3,723,320
   20,800   San Francisco, CA City & Cnty Arpt Commn
            Intl Arpt Rfdg Ser 33F (XLCA Insd) (AMT)
            (a) (g) (h).............................        9.000    05/01/25      20,800,000
    2,000   San Jose, CA Cmnty Fac Dist Spl Tax No 9
            Bailey Hwy 101..........................        6.600    09/01/27       2,062,300
    2,630   San Jose, CA Cmnty Fac Dist Spl Tax No 9
            Bailey Hwy 101..........................        6.650    09/01/32       2,705,008
    8,123   San Jose, CA Multi-Family Hsg Rev Helzer
            Courts Apt Proj Ser A (AMT).............        6.400    12/01/41       7,530,508
    1,000   San Marcos, CA Pub Fac Auth Spl Tax
            Rev Ser A...............................        5.650    09/01/36         961,340
   13,300   Silicon Vly Tob Sec Auth CA Tob
            Settlement Rev Ser A....................         *       06/01/36       1,692,159
   10,750   Silicon Vly Tob Sec Auth CA Tob
            Settlement Rev Ser A....................         *       06/01/41         946,430
   21,000   Silicon Vly Tob Sec Auth CA Tob
            Settlement Rev Ser A....................         *       06/01/47       1,184,190
   52,500   Silicon Vly Tob Sec Auth CA Tob
            Settlement Rev Ser C....................         *       06/01/56       1,113,525
   17,500   Silicon Vly Tob Sec Auth CA Tob
            Settlement Rev Ser D....................         *       06/01/56         317,450
   10,610   Sweetwater, CA Un High Sch Dist Election
            2000 Ser C (FSA Insd) (d) (e)...........        5.000    08/01/29      10,915,750
    4,000   Temecula, CA Pub Fin Auth Spl Tax
            Roripaugh Cmnty Fac Dist 03 2...........        5.500    09/01/36       2,614,920
   10,000   Tobacco Sec Auth Northn CA Tob
            Settlement Rev Asset Bkd Bd Ser A1......        5.500    06/01/45       8,365,300
   15,000   Tobacco Sec Auth Southn CA Tob
            Settlement Sr Ser A1....................        5.000    06/01/37      12,129,600
   23,190   Tobacco Sec Auth Southn CA Tob
            Settlement Sr Ser A1....................        5.125    06/01/46      18,183,975
    1,600   Turlock, CA Hlth Fac Rev Emanuel Med
            Ctr Inc.................................        5.375    10/15/34       1,456,480
    1,000   Upland, CA Cmnty Fac Dist 2003 San
            Antonio Impt Ser 1A.....................        5.900    09/01/24       1,012,260
    1,500   Upland, CA Cmnty Fac Dist 2003 San
            Antonio Impt Ser 1A.....................        6.000    09/01/34       1,506,195
    7,115   Val Verde, CA Uni Sch Dist Fin Auth Spl
            Tax Rev Jr Lien Rfdg....................        6.250    10/01/28       7,132,930
    1,835   Vallejo, CA Ctf Partn Touro Univ
            (Prerefunded @ 6/01/09).................        7.250    06/01/16       1,954,660
    3,635   Vallejo, CA Pub Fin Auth Loc
            Hiddenbrooke Impt Dist Ser A............        5.800    09/01/31       3,362,230

 20                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2008 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                 COUPON       MATURITY      VALUE
---------------------------------------------------------------------------------------------
            CALIFORNIA (CONTINUED)
$   9,860   Westminster, CA Redev Agy Tax Alloc Rev
            Coml Redev Rfdg Pj No 1 (AMBAC Insd) (g)
            (h).....................................        4.000%   08/01/27  $    9,860,000
    4,000   Woodland, CA Spl Tax Cmnty Fac Dist 1
            Spring Lake.............................        6.250    09/01/34       3,976,560
    1,060   Yuba City, CA Redev Agy Tax Hsg Set
            Aside Ser B (a).........................        6.000    09/01/31       1,019,455
    1,880   Yuba City, CA Redev Agy Tax Hsg Set
            Aside Ser B (a).........................        6.000    09/01/39       1,785,474
                                                                               --------------
                                                                                  470,983,798
                                                                               --------------
            COLORADO  3.6%
    2,175   Antelope Heights Metro Dist CO
            (Prerefunded @ 12/01/13)................        8.000    12/01/23       2,693,563
    1,350   Arvada, CO Multi-Family Rev Hsg Arvada
            Nightingale Proj Rfdg (AMT) (Acquired
            4/16/99, Cost $1,350,000) (c)...........        6.250    12/01/18       1,350,472
    1,060   Beacon Pt Metro Dist CO Ser A...........        6.125    12/01/25         933,743
    1,005   Beacon Pt Metro Dist CO Ser A...........        6.250    12/01/35         865,285
    1,845   Bradburn Metro Dist No 3 CO.............        7.500    12/01/33       1,855,793
    1,860   Briargate Ctr Business Impt Dist CO Ser
            A.......................................        7.450    12/01/32       1,911,634
    3,500   Bromley Pk Metro Dist CO No 2
            (Prerefunded @ 12/01/12) (a)............        8.050    12/01/32       4,262,090
    2,000   Bromley Pk Metro Dist CO No 2 Ser B
            (Prerefunded @ 12/01/12)................        8.050    12/01/32       2,435,480
    4,575   Broomfield Vlg Metro Dist No 2 CO Impt
            Rfdg....................................        6.250    12/01/32       4,085,200
    4,835   Colorado Ed & Cultural Fac Auth Rev
            Charter Sch Frontier Academy
            (Prerefunded @ 6/01/11).................        7.375    06/01/31       5,447,740
    2,500   Colorado Ed & Cultural Fac Auth Rev
            Charter Sch Platte Academy Ser A
            (Prerefunded @ 3/01/10).................        7.250    03/01/32       2,711,375
    1,005   Colorado Ed & Cultural Fac Auth Rev
            Denver Academy Rfdg Ser A...............        7.000    11/01/23       1,067,280
      810   Colorado Ed & Cultural Fac Auth Rev
            Denver Academy Rfdg Ser A...............        7.125    11/01/28         856,364
    2,030   Colorado Ed & Cultural Fac Montessori
            Sch of Denver Proj......................        7.500    06/01/22       2,180,687
    2,575   Colorado Hlth Fac Auth Hlth &
            Residential Care Fac Volunteers of Amer
            Care Ser A..............................        5.250    07/01/27       2,262,781
    5,300   Colorado Hlth Fac Auth Hlth &
            Residential Care Fac Volunteers of Amer
            Care Ser A..............................        5.300    07/01/37       4,422,532
    3,000   Colorado Hlth Fac Auth Rev Amern Baptist
            Home Ser A..............................        5.900    08/01/37       2,683,710
    2,000   Colorado Hlth Fac Auth Rev Christian
            Living Cmnty Proj A.....................        5.750    01/01/37       1,794,300

See Notes to Financial Statements                                             21

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2008 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                 COUPON       MATURITY      VALUE
---------------------------------------------------------------------------------------------
            COLORADO (CONTINUED)
$   8,500   Colorado Hlth Fac Auth Rev Hosp Vly View
            Assn Proj...............................        5.250%   05/15/42  $    7,971,725
      145   Colorado Hsg Fin Auth Single Family Pgm
            Sr B2 (AMT).............................        6.800    04/01/30         149,839
    1,250   Copperleaf Met Dist No 2 CO.............        5.950    12/01/36       1,005,513
    3,210   Cross Creek Met Dist No 2 CO Ltd Tax
            Rfdg....................................        6.125    12/01/37       2,641,541
    1,385   Eagle Cnty, CO Air Term Corp
            Ser A (AMT).............................        7.000    05/01/21       1,411,384
      990   Eagle Cnty, CO Air Term Corp
            Ser A (AMT).............................        7.125    05/01/31       1,011,037
    2,930   Eagle Riverview Affordable Hsg Corp CO
            Multi-Family Rev Ser A (a)..............        6.300    07/01/29       2,939,962
    3,000   Elk Valley, CO Pub Impt Pub Impt
            Fee Ser A...............................        7.350    09/01/31       3,022,950
    5,300   Fronterra Vlg Metro Dist CO
            (Prerefunded @ 12/01/11) (a)............        8.050    12/01/31       6,241,757
    1,150   High Plains Metro Dist CO Ser A.........        6.125    12/01/25         992,772
    1,750   High Plains Metro Dist CO Ser A.........        6.250    12/01/35       1,471,225
    3,280   La Plata Cnty, CO Rec Fac Rev Durango
            Mtn Resort Proj Rfdg Ser A..............        6.875    02/01/12       3,275,802
    3,605   Lafayette, CO Indl Dev Rev Rocky Mtn
            Instr Proj Ser A (AMT)..................        7.000    10/01/18       2,957,902
      135   Lafayette, CO Indl Dev Rev Rocky Mtn
            Instr Proj Ser B (a)....................        6.125    10/01/08         131,759
    6,235   Lake Creek Affordable Hsg Corp Hsg Proj
            Rfdg Ser A..............................        6.250    12/01/23       6,366,621
    5,000   Lincoln Pk, CO Metro Dist Rfdg & Impt...        6.125    12/01/30       5,110,100
    3,885   Lincoln Pk, CO Metro Dist Rfdg & Impt...        6.200    12/01/37       3,956,134
    5,000   Montezuma Cnty, CO Hosp Dist Hlth Fac
            Enterprise Hosp Rfdg....................        5.900    10/01/37       4,501,150
    6,200   Montrose Cnty, CO Hlthcare Fac Rev
            Homestead at Montrose Ser A.............        7.000    02/01/38       6,258,280
    4,185   Montrose, CO Mem Hosp Brd...............        6.000    12/01/28       4,260,790
    3,000   Montrose, CO Mem Hosp Brd...............        6.000    12/01/33       3,008,970
    1,000   Neu Towne, CO Metro Dist (b)............  7.250/1.800    12/01/34         615,170
    2,745   North Range Metro Dist No 1 CO Ltd Tax
            (Prerefunded @ 12/15/11) (Acquired
            12/07/01, Cost $2,665,506) (c)..........        7.250    12/15/31       3,107,340
    1,830   North Range Metro Dist No 2 CO Ltd
            Tax.....................................        5.500    12/15/27       1,595,284
    1,200   North Range Metro Dist No 2 CO Ltd
            Tax.....................................        5.500    12/15/37       1,004,352
    6,450   Northwest, CO Metro Dist No 3 Ltd Tax...        6.250    12/01/35       5,493,852
    6,490   Rampart Range Metro Dist No 1 Co Rev
            Rampart Range Metro Dist No 2 Proj
            (Prerefunded @ 12/01/11)................        7.750    12/01/26       7,429,233
    1,850   Rendezvous Residential Metro Dist CO
            (Prerefunded @ 12/01/13)................        8.000    12/01/21       2,217,318

 22                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2008 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                 COUPON       MATURITY      VALUE
---------------------------------------------------------------------------------------------
            COLORADO (CONTINUED)
$   1,000   Serenity Ridge, CO Metro Dist No 2
            (b).....................................  7.500/3.750%   12/01/34  $      760,960
       50   Skyland Metro Dist CO Gunnison
            Cnty Rfdg...............................        6.750    12/01/22          50,613
      675   Snowmass Vlg, CO Multi-Family Hsg Rev
            Rfdg Ser A..............................        8.000    09/01/14         675,007
    2,000   Southlands, CO Med Dist Metro Dist No 1
            (Prerefunded @ 12/01/14)................        7.125    12/01/34       2,426,420
    2,500   Tallgrass Met Dist CO Rfdg & Impt.......        5.250    12/01/37       2,026,850
      637   Tallyns Reach Metro Dist No 2...........        6.375    12/01/23         643,752
      925   Tallyns Reach Metro Dist No 3...........        6.625    12/01/23         945,461
    1,000   Tallyns Reach Metro Dist No 3...........        6.750    12/01/33       1,018,560
   18,425   University, CO Hosp Auth Rev Rfdg Ser A
            (AMBAC Insd) (g) (h)....................        2.850    11/15/31      18,425,000
    4,790   Vista Ridge Metro Dist CO
            (Prerefunded @ 7/01/09).................        7.500    12/01/31       5,023,513
                                                                               --------------
                                                                                  165,965,927
                                                                               --------------
            CONNECTICUT  0.5%
    3,405   Connecticut St Dev Auth First Mtg Gross
            Rev Hlthcare Proj The Elm Pk Baptist Inc
            Proj....................................        5.850    12/01/33       3,444,838
    1,500   Connecticut St Dev Auth Indl Afco Cargo
            Bldg LLC Proj (AMT).....................        8.000    04/01/30       1,552,905
    3,660   Connecticut St Hlth & Ed Fac Auth Rev
            Saint Mary's Hosp Issue Ser E...........        5.875    07/01/22       3,325,147
    4,475   Georgetown Spl Taxing Dist Ser A
            (Acquired 11/16/06, Cost $4,475,000)
            (c).....................................        5.125    10/01/36       3,480,387
    1,500   Greenwich, CT Hsg Auth Multi-Family Rev
            Hsg Greenwich Close Ser B...............        7.500    09/01/27       1,500,030
    1,025   Manchester, CT Redev Agy Multi-Family
            Mtg Rev Bennet Hsg Dev Rfdg (Acquired
            9/05/96, Cost $950,288) (a) (c).........        7.200    12/01/18       1,057,246
    7,750   Mashantucket Westn Pequot Tribe
            Ser A (f)...............................        5.500    09/01/36       7,053,973
    2,507   New Britain, CT Hsg Auth Multi-Family
            Rev Hsg Franklin Square Manor Proj
            (AMT) (a)...............................        7.000    07/01/21       2,702,320
      280   New Haven, CT Indl Fac Rev Adj Govt Ctr
            Thermal Energies (AMT)..................        7.250    07/01/09         280,644
                                                                               --------------
                                                                                   24,397,490
                                                                               --------------
            DELAWARE  0.1%
    3,775   Wilmington, DE Multi-Family Rent Rev Hsg
            Electra Arms Sr Assoc Proj (AMT)........        6.250    06/01/28       3,591,271
                                                                               --------------

See Notes to Financial Statements                                             23

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2008 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                 COUPON       MATURITY      VALUE
---------------------------------------------------------------------------------------------
            DISTRICT OF COLUMBIA  1.5%
$   1,545   District of Columbia Rev Methodist Home
            Issue...................................        6.000%   01/01/29  $    1,445,456
    4,935   District of Columbia Tob Settlement Fin
            Corp....................................        6.500    05/15/33       4,805,999
   13,940   District of Columbia Tob Settlement Fin
            Corp Ser A..............................         *       06/15/46         819,393
   17,500   District of Columbia Tob Settlement Fin
            Corp Ser B..............................         *       06/15/46         938,700
   67,660   District of Columbia Tob Settlement Fin
            Corp Ser C..............................         *       06/15/55       1,550,767
   61,695   Metropolitan Washington DC Arpt Auth Sys
            Ser B (FSA Insd) (AMT) (e)..............        5.000    10/01/36      62,415,516
                                                                               --------------
                                                                                   71,975,831
                                                                               --------------
            FLORIDA  13.8%
   10,500   Alachua Cnty, FL Indl Dev Rev North FL
            Retirement Vlg..........................        5.875    11/15/42       9,427,635
    4,430   Anthem Pk Cmnty Dev Dist FL Cap Impt
            Rev.....................................        5.800    05/01/36       3,745,964
    7,395   Bartram Pk Cmnty Dev Dist FL Assmt......        5.400    05/01/37       5,803,300
    9,810   Beacon Lakes, FL Cmnty Dev Ser A........        6.900    05/01/35       9,489,605
    3,075   Beeline Cmnty Dev Dist FL Spl Assmt Ser
            A.......................................        7.000    05/01/37       2,920,112
      960   Bellalago Ed Fac Benefits Ser B.........        5.800    05/01/34         934,243
    1,925   Bluewaters Cmnty Dev Dist of FL.........        6.000    05/01/35       1,921,054
    1,780   Boca Raton, FL Hsg Auth Mtg Hsg First
            Lien Banyan Pl Sr Apts Rfdg (Acquired
            3/23/06, Cost $1,738,312) (c)...........        5.800    10/01/26       1,594,346
    2,355   Boca Raton, FL Hsg Auth Mtg Hsg First
            Lien Banyan Pl Sr Apts Rfdg (Acquired
            3/23/06, Cost $2,322,195) (c)...........        5.900    10/01/36       2,100,966
    3,000   Bonnet Creek Resort Cmnty Dev Dist FL
            Spl Assmt...............................        7.375    05/01/34       3,060,210
    5,000   Bonnet Creek Resort Cmnty Dev Dist FL
            Spl Assmt...............................        7.500    05/01/34       5,126,050
   10,000   Brevard Cnty, FL Hlth Fac Auth
            Residential Care Fac Rev Buena Vida
            Estates Inc.............................        6.750    01/01/37       9,942,800
    1,440   Brighton Lakes Cmnty Dev Dist Ser A.....        6.125    05/01/35       1,448,770
    7,555   Broward Cnty, FL Professional Sports Fac
            Tax Rev Civic Arena Proj Rfdg Ser A (FSA
            Insd) (e)...............................        5.000    09/01/24       7,796,597
    7,910   Broward Cnty, FL Professional Sports Fac
            Tax Rev Civic Arena Proj Rfdg Ser A (FSA
            Insd) (e)...............................        5.000    09/01/25       8,162,950
    5,000   Buckeye Pk Cmnty Dev Dist FL Cap Impt
            Rev Ser A...............................        7.875    05/01/38       5,008,000
    3,500   Capital Tr Agy FL Rev Ft Lauderdale Proj
            (AMT)...................................        5.750    01/01/32       3,217,585

 24                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2008 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                 COUPON       MATURITY      VALUE
---------------------------------------------------------------------------------------------
            FLORIDA (CONTINUED)
$   2,500   Capital Tr Agy FL Rev Sub Orlando Proj
            (AMT)...................................        6.750%   01/01/32  $    2,508,350
    3,315   Championsgate Cmnty Dev Dist Ser A......        6.250    05/01/20       3,324,547
    2,240   Citrus Cnty, FL Hosp Brd Rev Citrus Mem
            Hosp Rfdg...............................        6.250    08/15/23       2,340,710
    2,500   Citrus Cnty, FL Hosp Brd Rev Citrus Mem
            Hosp Rfdg...............................        6.375    08/15/32       2,581,675
    8,480   City Ctr Cmnty Dev Dist FL Spl Assmt Rev
            Ser A...................................        6.000    05/01/38       7,408,382
    1,210   City Ctr Cmnty Dev Dist FL Spl Assmt Rev
            Ser A...................................        6.125    05/01/36       1,089,653
    3,000   Connerton West Cmnty Dev Dist FL Cap
            Impt Rev Ser B..........................        5.125    05/01/16       2,653,050
    6,180   Connerton West Cmnty Dev FL Ser A (a)...        5.375    05/01/37       4,837,271
    2,000   Connerton West Cmnty Dev FL Ser A.......        5.950    05/01/36       1,712,720
    1,500   Cross Creek Cmnty Dev Dist FL Spl Assmt
            Rev Ser A...............................        5.600    05/01/39         995,280
    2,485   Cross Creek Cmnty Dev Dist FL Spl Assmt
            Rev Ser B...............................        5.500    05/01/17       1,988,497
    2,400   Cutler Cay, FL Cmnty Dev Dist...........        6.300    05/01/34       2,439,456
    2,860   Double Brn Cmnty Dev Dist FL Spl Assmt
            Ser A...................................        6.700    05/01/34       2,972,026
    9,250   Escambia Cnty, FL Environmental Ser A
            (AMT)...................................        5.750    11/01/27       8,562,263
   10,000   Fiddlers Creek Cmnty Dev Dist No 2 FL
            Spl Assmt Rev Ser A (Acquired 5/28/03,
            Cost $9,965,746) (c)....................        6.375    05/01/35       9,401,500
   11,705   Florida Hsg Fin Corp Multi-Family Hsg
            Whistlers Cove Apt Proj (AMT)...........        6.500    01/01/39      11,146,437
    7,635   Florida Hsg Fin Corp Multi-Family Mtg
            Cutler Glen & Meadows Ser U.............        6.500    10/01/33       7,783,272
    4,685   Florida Hsg Fin Corp Rev Hsg Beacon Hill
            Apt Ser C (AMT).........................        6.610    07/01/38       4,709,456
    9,040   Florida Hsg Fin Corp Rev Hsg Cypress
            Trace Apt Ser G (AMT)...................        6.600    07/01/38       9,040,181
   11,395   Florida Hsg Fin Corp Rev Hsg Westbrook
            Apt Ser U (AMT) (a).....................        6.450    01/01/39      11,438,415
    5,715   Florida Hsg Fin Corp Rev Hsg Westchase
            Apt Ser B (AMT).........................        6.610    07/01/38       5,661,336
    2,480   Fontainbleau Lakes, FL Cmnty Dev Dist
            Ser A...................................        6.000    05/01/38       2,047,438
    3,110   Gramercy Farms Cmnty Dev Dist FL Spl
            Assmt Ser A-2 (a).......................        5.250    05/01/39       2,279,817
    4,900   Gramercy Farms Cmnty Dev Dist FL Spl
            Assmt Ser B.............................        5.100    05/01/14       4,368,399
    1,965   Greyhawk Landing Cmnty Dev Dist FL Spl
            Assmt Rev Ser A.........................        7.000    05/01/33       2,069,597

See Notes to Financial Statements                                             25

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2008 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                 COUPON       MATURITY      VALUE
---------------------------------------------------------------------------------------------
            FLORIDA (CONTINUED)
$   8,000   Halifax Hosp Med Ctr FL Hosp Rev Impt
            Rfdg Ser A..............................        5.375%   06/01/46  $    7,399,040
      220   Heritage Hbr Cmnty Dev Dist FL Rev
            Rec.....................................        7.750    05/01/23         220,510
      715   Heritage Hbr Cmnty Dev Dist FL Rev Spl
            Assmt Ser A (Prerefunded @ 11/01/08)....        6.700    05/01/19         728,020
   11,500   Highlands Cnty, FL Hlth Fac Auth Rev
            Hosp Adventist Hlth Sys Ser D (e).......        5.375    11/15/35      12,700,945
    1,950   Highlands, FL Cmnty Dev Dist Spl
            Assmt...................................        5.550    05/01/36       1,536,931
    3,500   Hillsborough Cnty, FL Hsg Fin Hsg
            Clipper Cove Apt Proj Ser A (AMT).......        7.375    07/01/40       3,607,450
    8,450   Hillsborough Cnty, FL Indl Dev Tampa
            Electric Co Proj........................        5.500    10/01/23       8,450,930
    1,780   Islands at Doral FL
            (Prerefunded @ 5/01/13).................        6.375    05/01/35       2,024,892
    2,885   Islands at Doral III Cmnty 2004 Ser A...        5.900    05/01/35       2,170,068
    4,800   Jacksonville, FL Econ Dev Commn Hlthcare
            Fac Rev FL Proton Therapy Inst Rfdg
            (Acquired 8/09/07, Cost $4,853,280)
            (c).....................................        6.250    09/01/27       4,875,216
    3,190   Kendall Breeze Cmnty Dev Dist (a).......        6.625    11/01/33       3,657,335
    2,265   Kendall Breeze Cmnty Dev Dist (a).......        6.700    11/01/23       2,553,561
    4,910   Keys Cove Cmnty Dev Dist FL Assmt Rev...        5.875    05/01/35       4,818,625
      775   Lake Bernadette, FL Cmnty Dev Dist Spl
            Assmt Rev Ser A
            (Prerefunded @ 11/01/08)................        8.000    05/01/17         785,602
      725   Lakeland, FL Retirement Cmnty 1st Mtg
            Carpenters Acc Inv Rfdg.................        6.250    01/01/28         733,062
    2,250   Lakeland, FL Retirement Cmnty 1st Mtg
            Carpenters Acc Inv Rfdg.................        6.375    01/01/43       2,271,375
    5,775   Landmark at Doral Cmnty Dev Dist FL Spl
            Assmt Ser B.............................        5.200    05/01/15       4,820,855
    9,320   Landmark at Doral Cmnty Dev Ser A.......        5.500    05/01/38       6,320,731
    3,150   Lee Cnty, FL Indl Dev Auth Hlthcare
            Cypress Cove Hlthpk Ser A...............        6.375    10/01/25       3,154,221
    6,000   Lee Cnty, FL Indl Dev Auth Hlthcare Fac
            Rev Cypress Cove Hlthpk Ser A...........        6.750    10/01/32       6,086,220
    3,810   Lee Cnty, FL Indl Dev Auth Hlthcare Fac
            Rev Shell PT/Alliance Oblig Group.......        5.125    11/15/36       3,198,952
    3,500   Lee Cnty, FL Indl Dev Auth Indl Dev Rev
            Lee Charter Fndtn Ser A.................        5.250    06/15/27       2,976,750
    3,500   Lee Cnty, FL Indl Dev Auth Indl Dev Rev
            Lee Charter Fndtn Ser A.................        5.375    06/15/37       2,862,195
    5,670   Leon Cnty, FL Ed Fac Auth Rev Southgate
            Residence Hall Rfdg Ser A...............        6.750    09/01/28       5,711,448
    2,800   Marshall Creek Cmnty Dev Dist FL Spl
            Assmt Ser A.............................        7.650    05/01/32       2,907,632

 26                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2008 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                 COUPON       MATURITY      VALUE
---------------------------------------------------------------------------------------------
            FLORIDA (CONTINUED)
$     105   Miami Beach, FL Hlth Fac Auth Hosp Rev
            Mt Sinai Med Ctr FL Proj................        5.375%   11/15/18  $      100,519
    3,605   Miami Beach, FL Hlth Fac Auth Hosp Rev
            Mt Sinai Med Ctr FL Proj................        5.375    11/15/28       3,228,169
    5,000   Miami Beach, FL Hlth Fac Auth Hosp Rev
            Mt Sinai Med Ctr FL Rfdg (Acquired
            4/26/04, Cost $4,823,445) (c)...........        6.750    11/15/29       5,084,600
    1,790   Miami Beach, FL Hlth Fac Auth Hosp Rev
            Mt Sinai Med Ctr Ser A..................        6.125    11/15/11       1,839,458
    1,000   Miami Beach, FL Hlth Fac Auth Hosp Rev
            Mt Sinai Med Ctr Ser A..................        6.700    11/15/19       1,028,680
    3,465   Miami Beach, FL Hlth Fac Auth Hosp Rev
            Mt Sinai Med Ctr Ser A..................        6.800    11/15/31       3,502,803
   10,645   Miami-Dade Cnty, FL Bldg Better Cmnty
            Prog Ser A (AGL Insd) (d) (e)...........        5.000    07/01/30      10,950,655
   24,165   Miami-Dade Cnty, FL Bldg Better Cmnty
            Prog Ser A (AGL Insd) (e)...............        5.000    07/01/38      24,721,520
    5,000   Miami-Dade Cnty, FL Sch Brd Ctf Partn
            Rols Ser RR-II (AGL Insd) (Acquired
            5/30/08, Cost $5,457,650) (a) (c) (d)
            (h).....................................       15.750    05/01/27       5,457,650
    3,480   Midtown Miami, FL Cmnty Dev FL Spl Assmt
            Rev Ser A...............................        6.250    05/01/37       3,241,063
    6,445   Midtown Miami, FL Cmnty Dev Ser B.......        6.500    05/01/37       5,837,688
    3,975   Miromar Lakes Cmnty Dev Dist
            Rfdg Ser B..............................        7.250    05/01/12       3,975,318
    1,575   Mount Dora, FL Hlth Fac Auth Wtrman Vlg
            Proj Rfdg Ser A.........................        5.250    08/15/13       1,537,074
    3,000   Mount Dora, FL Hlth Fac Auth Wtrman Vlg
            Proj Rfdg Ser A.........................        5.750    08/15/18       2,864,880
    3,000   Mount Dora, FL Hlth Fac Auth Wtrman Vlg
            Proj Rfdg Ser A (a).....................        6.750    08/15/25       3,010,080
      275   North Broward, FL Hosp Dist Rev Impt
            (Prerefunded @ 1/15/11).................        6.000    01/15/31         300,798
   45,000   North Broward, FL Hosp Dist Rev Rfdg Ser
            B (CIFG Insd) (g) (h)...................        7.750    01/15/31      45,000,000
    1,248   North Springs, FL Impt Dist Spl
            Assmt Rev...............................        7.000    05/01/19       1,249,460
    2,500   Northern Palm Beach Cnty Impt Dist FL
            Impt Wtr Ctl & Impt Unit Dev No 16
            Rfdg....................................        7.000    08/01/32       2,463,875
    2,220   Northern Palm Beach Cnty Impt Dist FL
            Impt Wtr Ctl & Impt Unit Dev No 16
            Rfdg....................................        7.500    08/01/24       2,256,719
    4,300   Northern Palm Beach Cnty Impt Dist FL
            Impt Wtr Ctl & Impt Unit Dev No 2A......        6.400    08/01/33       4,362,952
    1,500   Northern Palm Beach Cnty Impt Dist FL
            Impt Wtr Ctl & Impt Unit Dev No 43
            (Prerefunded @ 8/01/11).................        6.125    08/01/31       1,666,095

See Notes to Financial Statements                                             27

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2008 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                 COUPON       MATURITY      VALUE
---------------------------------------------------------------------------------------------
            FLORIDA (CONTINUED)
$   3,915   Orange Cnty, FL Hlth Fac Auth Hosp
            Hlthcare Ser E..........................        6.000%   10/01/26  $    4,005,671
       85   Orange Cnty, FL Hlth Fac Auth Hosp
            Hlthcare Ser E (Prerefunded @
            10/01/09)...............................        6.000    10/01/26          89,954
    5,000   Orange Cnty, FL Hlth Fac Auth Rev First
            Mtg Orlando Lutheran Tower..............        5.500    07/01/38       4,270,100
    1,000   Orange Cnty, FL Hlth Fac Auth Rev Hosp
            Adventist Hlth Sys
            (Prerefunded @ 11/15/10)................        6.375    11/15/20       1,100,090
    2,000   Orange Cnty, FL Hlth Fac Auth Rev Hosp
            Adventist Hlth Sys
            (Prerefunded @ 11/15/10)................        6.500    11/15/30       2,206,100
    2,000   Orange Cnty, FL Hlth Fac Auth Rev
            Westminster Cmnty Care..................        6.600    04/01/24       2,021,800
      470   Orange Cnty, FL Hlth Fac Auth
            Westminster Cmnty Care..................        6.500    04/01/12         478,949
    2,060   Orange Cnty, FL Hsg Fin Auth Hsg
            Alhambra Trace Apt Proj Ser C (a).......        7.000    04/01/28       2,153,009
    4,010   Orange Cnty, FL Hsg Fin Auth
            Multi-Family Rev Hsg Governors Manor Apt
            F-4.....................................        7.250    10/01/31       4,160,535
      830   Orange Cnty, FL Hsg Fin Auth
            Multi-Family Rev Hsg Lake Davis Apt Proj
            F-1.....................................        7.250    10/01/31         861,158
      220   Orange Cnty, FL Hsg Fin Auth
            Multi-Family Rev Hsg Lake Jennie Phase I
            Proj F-2 (a)............................        7.250    10/01/31         228,259
      830   Orange Cnty, FL Hsg Fin Auth
            Multi-Family Rev Hsg Lake Jennie Phase
            II Proj F-3.............................        7.250    10/01/31         861,158
      345   Orange Cnty, FL Hsg Fin Auth
            Multi-Family Rev Hsg Mellonville Trace
            Apt F-5 (a).............................        7.250    10/01/31         357,951
    1,505   Orange Cnty, FL Hsg Fin Auth
            Multi-Family Rev Mtg Hands Inc Proj Ser
            A (Acquired 6/19/95, Cost $1,505,000)
            (a) (c).................................        7.000    10/01/15       1,589,250
    2,535   Orange Cnty, FL Hsg Fin Auth
            Multi-Family Rev Mtg Hands Inc Proj Ser
            A (Acquired 6/19/95, 11/24/99, and
            3/31/00, Cost $2,550,979) (c)...........        7.000    10/01/25       2,653,131
      960   Overoaks, FL Cmnty Dev Dist Cap Impt Rev
            Ser A...................................        6.125    05/01/35         837,542
    9,570   Palm Beach Cnty, FL Hsg Fin Auth Multi-
            Family Hsg Lake Delray Apt Proj Ser A
            (AMT)...................................        6.400    01/01/31       9,601,581
    1,815   Parklands Lee Cmnty Dev Dist FL Spl
            Assmt Ser A.............................        5.800    05/01/35       1,581,065
    3,775   Parklands West Cmnty Dev Dist Spl Assmt
            Ser A...................................        6.900    05/01/32       3,927,585
    1,200   Pentathlon Cmnty Dev Dist Spl Assmt Rev
            FL (a)..................................        6.700    11/01/23       1,256,196

 28                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2008 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                 COUPON       MATURITY      VALUE
---------------------------------------------------------------------------------------------
            FLORIDA (CONTINUED)
$   1,720   Pentathlon Cmnty Dev Dist Spl Assmt Rev
            FL (a)..................................        6.750%   11/01/33  $    1,796,334
    4,925   Pier Pk, FL Cmnty Dev Dist Ser 1........        7.150    05/01/34       4,986,464
    2,810   Pine Air Lakes Cmnty Dev Dist FL Spl
            Assmt Rev...............................        7.250    05/01/33       2,983,939
    2,385   Pine Is Cmnty Dev Dist FL Spl Assmt.....        5.750    05/01/35       2,060,425
    1,720   Pine Ridge Plantation Cmnty Ser A.......        5.400    05/01/37       1,289,931
    7,575   Pinellas Cnty, FL Ed Fac Auth Clearwater
            Christian College Ser A (Acquired
            9/05/01, Cost $7,241,776) (c)...........        7.250    09/01/31       7,842,019
    5,680   Pinellas Cnty, FL Hlth Fac Auth Oaks of
            Clearwtr Proj...........................        6.250    06/01/34       5,766,904
    1,825   Poinciana Cmnty Dev Dist FL Spl Assmt
            Ser A...................................        7.125    05/01/31       1,840,074
      950   Poinciana West Cmnty Dev Dist...........        5.875    05/01/22         857,803
    1,500   Poinciana West Cmnty Dev Dist FL Spl
            Assmt...................................        6.000    05/01/37       1,300,860
    7,240   Port Saint Lucie, FL Spl Assmt Rev
            Glassman Spl Assmt Dist Ser C (a).......        6.750    07/01/23       7,524,242
    2,480   Reunion East Cmnty Dev Dist FL Spl
            Assmt...................................        5.800    05/01/36       2,055,573
    4,880   Reunion West Cmnty Dev Dist FL Spl
            Assmt...................................        6.250    05/01/36       3,883,797
    3,760   Saddlebrook, FL Cmnty Ser A.............        6.900    05/01/33       3,906,828
    6,000   Saint John's Cnty, FL Indl Dev Auth
            Hlthcare Glenmoor Proj Ser A............        5.375    01/01/40       4,891,080
    2,220   Saint John's Cnty, FL Indl Dev Auth
            Hlthcare Glenmoor Saint John's Proj Ser
            A (Prerefunded @ 1/01/10)...............        8.000    01/01/17       2,436,783
    6,900   Saint John's Cnty, FL Indl Dev Auth
            Hlthcare Glenmoor Saint John's Proj Ser
            A (Prerefunded @ 1/01/10)...............        8.000    01/01/30       7,635,678
    5,950   Sarasota Natl Cmnty Dev Dist FL Spl
            Assmt...................................        5.300    05/01/39       4,397,348
    2,830   Sausalito Bay Cmnty Dev Dist FL Spl
            Assmt (a)...............................        6.200    05/01/35       2,636,173
    5,350   Seminole Tribe FL Spl Oblig Rev Ser A
            (f).....................................        5.500    10/01/24       5,228,448
    2,790   Seven Oaks, FL Cmnty Dev Dist II Spl
            Assmt Rev Ser A.........................        5.875    05/01/35       2,331,324
    4,945   Seven Oaks, FL Cmnty Dev Dist II Spl
            Assmt Rev Ser A.........................        6.400    05/01/34       5,040,785
    3,500   Six Mile Creek Cmnty Dev Dist FL Cap
            Impt Rev................................        5.875    05/01/38       2,654,225
    4,525   South Dade Venture Cmnty Dev............        6.900    05/01/33       4,778,310
    2,115   South Lake Cnty Hosp Dist FL South Lake
            Hosp Inc................................        6.375    10/01/28       2,185,578

See Notes to Financial Statements                                             29

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2008 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                 COUPON       MATURITY      VALUE
---------------------------------------------------------------------------------------------
            FLORIDA (CONTINUED)
$   3,000   South Lake Cnty Hosp Dist FL South Lake
            Hosp Inc................................        6.375%   10/01/34  $    3,064,110
    1,500   Sterling Hill Cmnty Dev Dist FL Cap Impt
            Rev Ser A...............................        6.200    05/01/35       1,513,560
    2,960   Stonebrier Cmnty Dev Dist FL............        5.500    05/01/37       2,323,186
      920   Stoneybrook West Cmnty Dev Ser A........        7.000    05/01/32         949,744
    1,705   Sweetwater Creek Cmnty Dev Dist FL Cap
            Impt Rev Ser A..........................        5.500    05/01/38       1,264,650
   11,875   Tallahassee, FL Hlth Fac Rev Tallahassee
            Mem Hlthcare Proj.......................        6.375    12/01/30      12,034,719
    1,540   Tamarac, FL Indl Dev Rev Sun Belt
            Precision Prods Inc (AMT)...............        6.500    08/01/17       1,448,986
    3,000   Tampa, FL Hosp Rev Cap Impt H Lee
            Moffitt Ser A...........................        5.750    07/01/29       3,048,120
   10,040   Tolomato Cmnty, FL Dev Dist Spl Assmt...        6.650    05/01/40       9,824,742
    1,465   Town Ctr at Palm Coast Cmnty Dev Dist FL
            Cap Impt Rev............................        6.000    05/01/36       1,255,388
    1,150   Trails at Monterey Cmnty Dev Dist FL Spl
            Assmt (a)...............................        6.500    05/01/23       1,171,758
    1,715   Trails at Monterey Cmnty Dev Dist FL Spl
            Assmt (a)...............................        6.750    05/01/33       1,744,498
    2,475   Treeline Presv Cmnty Dev Dist FL Spl
            Assmt Ser A.............................        6.800    05/01/39       2,274,401
    1,440   Turnbull Creek Cmnty Dev Dist FL Spl
            Assmt...................................        5.800    05/01/35       1,187,683
    2,253   University Square Cmnty Dev Dist FL Cap
            Impt Rev
            (Acquired 10/07/99, Cost $2,253,000)
            (c).....................................        6.750    05/01/20       2,288,169
    4,000   University Square Cmnty Dev Dist FL Cap
            Impt Rev Ser A1.........................        5.875    05/01/38       3,550,040
    4,225   Venetian Isles, FL Ser A................        6.750    05/01/33       4,435,278
    4,615   Verandah West Cmnty Dev Dist Cap Impt
            Ser B...................................        6.625    05/01/33       4,657,273
      860   Vista Lakes Cmnty Dev Dist FL Cap Impt
            Rev Ser A (Prerefunded @ 5/01/10).......        7.200    05/01/32         938,157
    1,875   Vista Lakes Cmnty Dev Dist FL Cap Impt
            Rev Ser A (Prerefunded @ 5/01/12).......        6.750    05/01/34       2,106,431
      920   Waterchase Cmnty Dev Dist FL Ser A
            (Prerefunded @ 5/01/11).................        6.700    05/01/32       1,013,601
    2,715   Waterlefe Cmnty Dev Dist FL.............        8.125    10/01/25       2,581,368
    7,000   West Vlg Impt Dist FL Rev...............        5.500    05/01/38       5,355,840
    1,975   West Vlg Impt Dist FL Rev Spl Assmt Unit
            of Dev No 3.............................        5.500    05/01/37       1,517,412
    4,325   World Comm Cmnty Dev Dist Ser A.........        6.500    05/01/36       4,013,730
    1,845   World Comm Cmnty Dev Dist Ser A1........        6.250    05/01/22       1,771,274
                                                                               --------------
                                                                                  641,198,664
                                                                               --------------

 30                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2008 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                 COUPON       MATURITY      VALUE
---------------------------------------------------------------------------------------------
            GEORGIA  1.5%
$   5,250   Americus Sumter Cnty, GA Hosp Auth Rev
            South GA Methodist Rfdg Ser A...........        6.375%   05/15/29  $    5,258,872
    1,685   Atlanta, GA Tax Alloc Atlantic Sta Proj
            (Prerefunded @ 12/01/11)................        7.750    12/01/14       1,903,881
    3,000   Atlanta, GA Tax Alloc Atlantic Sta Proj
            (Prerefunded @ 12/01/11)................        7.900    12/01/24       3,531,780
    3,420   Atlanta, GA Urban Residential Fin Auth
            Multi-Family Rev John Eagan Proj Ser A
            (AMT)...................................        6.750    07/01/30       3,439,152
    1,000   Brunswick & Glynn Cnty, GA Dev GA PAC
            Corp Proj Rfdg (AMT)....................        5.550    03/01/26         819,970
    5,250   Crisp Cnty, GA Dev Auth Intl Paper Co
            Proj Rfdg Ser A (AMT)...................        6.200    02/01/20       5,293,155
    2,000   Effingham Cnty, GA Dev Auth Solfort
            James Proj (AMT)........................        5.625    07/01/18       1,752,580
    1,000   Fulton Cnty, GA Residential Care
            Canterbury Crt Proj Ser A...............        6.125    02/15/26         959,760
    1,750   Fulton Cnty, GA Residential Care
            Canterbury Crt Proj Ser A...............        6.125    02/15/34       1,636,320
    3,480   Fulton Cnty, GA Residential Care Saint
            Anne's Ter Proj Rfdg....................        7.625    12/01/33       3,733,553
    5,710   Fulton Cnty, GA Residential Care Sr Lien
            RHA Asstd Living Ser A (a)..............        6.900    07/01/19       5,121,642
    4,810   Fulton Cnty, GA Residential Care Sr Lien
            RHA Asstd Living Ser A..................        7.000    07/01/29       4,168,298
    2,500   Medical Ctr Hosp Auth GA Rev Spring Hbr
            Green Isl Proj Rfdg.....................        5.250    07/01/27       2,148,675
    2,930   Renaissance On Peachtree Unit Invt Tr
            Ctf GA Custody Ctf......................        6.000    10/01/25       2,446,316
    1,000   Richmond Cnty, GA Dev Auth Intl Paper Co
            Proj Rfdg Ser A (AMT)...................        6.000    02/01/25         961,740
    2,500   Rockdale Cnty, GA Dev Auth Solid Waste
            Disp Visy Paper Inc Proj Ser A (AMT)....        6.125    01/01/34       2,480,675
      920   Savannah, GA Econ Dev Auth Rev First Mtg
            Marshes of Skidway Ser A................        7.400    01/01/24         955,797
    3,650   Savannah, GA Econ Dev Auth Rev First Mtg
            Marshes of Skidway Ser A................        7.400    01/01/34       3,763,661
   20,685   Tax Exempt Grantor Tr Sr Tier Ser A
            (a).....................................        6.000    10/01/25      18,030,494
                                                                               --------------
                                                                                   68,406,321
                                                                               --------------
            HAWAII  0.7%
    8,500   Hawaii PAC Hlth Spl Purp Rev Ser A......        5.600    07/01/33       8,476,795
    3,000   Hawaii St Dept Budget & Fin Kahala Nui
            Proj Ser A..............................        7.875    11/15/23       3,289,380
    5,300   Hawaii St Dept Budget & Fin Spl Purp Rev
            Kahala Nui Proj Ser A...................        7.400    11/15/17       5,783,625
    2,500   Hawaii St Dept Budget & Fin Spl Purp Rev
            Kahala Nui Proj Ser A...................        8.000    11/15/33       2,738,375

See Notes to Financial Statements                                             31

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2008 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                 COUPON       MATURITY      VALUE
---------------------------------------------------------------------------------------------
            HAWAII (CONTINUED)
$   5,000   Kuakini, HI Hlth Sys Spl Purp Rev Ser
            A.......................................        6.300%   07/01/22  $    5,151,650
    5,000   Kuakini, HI Hlth Sys Spl Purp Rev Ser
            A.......................................        6.375    07/01/32       5,088,400
                                                                               --------------
                                                                                   30,528,225
                                                                               --------------
            IDAHO  0.3%
    5,350   Gooding Cnty, ID Indl Dev Corp Solid
            Waste Disp Rev Intrepid Technology & Res
            Proj (AMT)
            Acquired 11/03/06, Cost $5,356,668)
            (c).....................................        7.500    11/01/24       4,472,707
    5,850   Idaho Hlth Fac Auth Rev Vly Vista Care
            Corp Rfdg...............................        6.125    11/15/37       5,412,713
    4,090   Idaho Hlth Fac Auth Rev Vly Vista Care
            Corp Rfdg Ser A.........................        7.875    11/15/29       4,476,423
                                                                               --------------
                                                                                   14,361,843
                                                                               --------------
            ILLINOIS  8.1%
    3,822   Antioch Vlg, IL Spl Svc Area No 1 Spl
            Tax Deercrest Proj......................        6.625    03/01/33       3,717,392
    5,657   Antioch Vlg, IL Spl Svc Area No 2 Spl
            Tax Clublands Proj......................        6.625    03/01/33       5,188,600
    4,457   Bolingbrook, IL Spl Svc Area No 01-1
            (Prerefunded @ 7/01/11).................        7.375    07/01/31       5,062,929
    3,961   Bolingbrook, IL Spl Svc Area No 1 Spl
            Tax Augusta Vlg Proj (Prerefunded @
            3/01/32) (Acquired 11/13/02, Cost
            $3,961,000) (c).........................        6.750    03/01/32       4,466,582
    1,990   Bolingbrook, IL Spl Svc Area No 1 Spl
            Tax Augusta Vlg Proj Ser 2004
            (Prerefunded @ 3/01/12).................        6.250    03/01/32       2,209,437
    3,923   Bolingbrook, IL Spl Svc Area No 3 Spl
            Tax Lakewood Ridge Proj
            (Prerefunded @ 3/01/11).................        7.050    03/01/31       4,378,500
    4,000   Bradley, IL Rev Tax Increment Bradley
            Common..................................        6.100    01/01/27       3,817,360
      129   Cary, IL Spl Tax Spl Svc Area No 1
            Cambridge Ser A (j).....................        7.500    03/01/10         136,761
      872   Cary, IL Spl Tax Svc Area No 1 Cambridge
            Ser A (Prerefunded @ 3/01/10)...........        7.625    03/01/30         962,139
   10,000   Chicago, IL Brd Ed Dedicated Ser B
            (FSA Insd) (e)..........................        5.000    12/01/25      10,450,700
   13,050   Chicago, IL Brd Ed Rfdg Ser C
            (FSA Insd) (e)..........................        5.000    12/01/32      13,481,307
    1,750   Chicago, IL Increment Alloc Rev
            Diversey/Narragansett Proj..............        7.460    02/15/26       1,782,620
   31,935   Chicago, IL Metro Wtr Reclamation Dist
            Gtr Chicago Rfdg (e)....................        5.000    12/01/29      32,847,047
    5,690   Chicago, IL Midway Arpt Rev Ser 229 (FSA
            Insd)
            (Acquired 9/19/01, Cost $5,889,111) (a)
            (c) (k).................................        5.375    01/01/18       6,315,388

 32                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2008 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                 COUPON       MATURITY      VALUE
---------------------------------------------------------------------------------------------
            ILLINOIS (CONTINUED)
$     155   Chicago, IL Neighborhoods Alive
            (FGIC Insd) (Prerefunded @ 7/01/10).....        6.000%   01/01/28  $      168,008
   14,000   Chicago, IL O'Hare Intl Arpt Rev Ser A
            (FSA Insd) (e)..........................        5.000    01/01/33      14,374,990
    4,000   Chicago, IL Spl Assmt Lake Shore East
            Proj....................................        6.750    12/01/32       4,055,520
      900   Chicago, IL Tax Increment Alloc Read
            Dunning Ser B (ACA Insd)................        7.250    01/01/14         910,017
   20,000   Cook County, IL Cap Impt Ser B
            (MBIA Insd) (e).........................        5.000    11/15/29      20,532,200
    4,936   Cortland, IL Spl Svc Area No 01 Spl Tax
            Neucort Lakes Proj
            (Prerefunded @ 3/01/12) (a).............        6.875    03/01/32       5,638,590
    2,500   Gilberts, IL Spl Svc Area No 19 Spl
            Tax Ser 1...............................        5.375    03/01/16       1,887,750
    3,000   Gilberts, IL Spl Svc Area No 9 Spl Tax
            Big Timber Proj (Prerefunded @
            3/01/11)................................        7.750    03/01/27       3,441,750
    2,500   Godfrey, IL Rev Utd Methodist Vlg Ser
            A.......................................        5.875    11/15/29       1,853,750
    2,960   Hampshire, IL Spl Svc Area No 16 Spl Tax
            Crown Dev Prairie Ridge Proj Ser A......        6.000    03/01/46       2,502,088
    4,860   Hampshire, IL Spl Svc Area No 17 Spl Tax
            Crown Dev Oakstead Proj Ser A...........        6.000    03/01/45       4,112,240
    5,040   Hampshire, IL Spl Svc Area No 19 Spl Tax
            Crown Dev Prairie Ridge East Ser A......        6.000    03/01/46       4,260,312
    3,250   Hoopeston, IL Hosp Cap Impt Rev
            Hoopeston Cmnty Mem Hosp Impt & Rfdg....        6.550    11/15/29       3,036,507
    2,595   Huntley, IL Increment Alloc Rev Huntley
            Redev Proj Ser A........................        8.500    12/01/15       2,631,719
    1,500   Illinois Fin Auth Rev Bd Antic Nt
            Tallgrass (f)...........................         *       02/15/12       1,467,135
    1,725   Illinois Fin Auth Rev Cent Baptist
            Vlg.....................................        5.375    11/15/39       1,414,224
    4,425   Illinois Fin Auth Rev Christian Homes
            Inc Rfdg Ser A..........................        5.750    05/15/26       4,013,077
    2,825   Illinois Fin Auth Rev Christian Homes
            Inc Rfdg Ser A..........................        5.750    05/15/31       2,499,023
    7,000   Illinois Fin Auth Rev Clare at Wtr Tower
            Proj Ser A..............................        6.125    05/15/38       6,465,480
   10,450   Illinois Fin Auth Rev Clare
            Oaks Proj Ser A.........................        6.000    11/15/39       9,526,847
    2,000   Illinois Fin Auth Rev Clare Wtr Tower
            Proj Ser A..............................        6.000    05/15/25       1,899,060
    1,630   Illinois Fin Auth Rev Cmnty Fac Clinic
            Altgeld Proj............................        8.000    11/15/16       1,642,225
   22,250   Illinois Fin Auth Rev Elmhurst
            Mem Ser A...............................        5.625    01/01/37      22,170,345
    4,500   Illinois Fin Auth Rev Fairview Oblig Grp
            Rfdg Ser A..............................        6.250    08/15/40       4,219,335

See Notes to Financial Statements                                             33

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2008 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                 COUPON       MATURITY      VALUE
---------------------------------------------------------------------------------------------
            ILLINOIS (CONTINUED)
$   3,500   Illinois Fin Auth Rev Franciscan
            Cmnty Inc...............................        5.500%   05/15/37  $    3,031,665
    3,000   Illinois Fin Auth Rev Franciscan Cmnty
            Inc Ser A...............................        5.500    05/15/27       2,710,380
    2,500   Illinois Fin Auth Rev Franciscan Cmnty
            Saint Joseph Ser A......................        6.000    05/15/34       2,287,350
    2,700   Illinois Fin Auth Rev Kewanee Hosp
            Proj....................................        5.000    08/15/26       2,292,813
    6,750   Illinois Fin Auth Rev Landing at
            Plymouth Pl Proj Ser A..................        6.000    05/15/37       6,137,167
    5,000   Illinois Fin Auth Rev Luther Oaks
            Proj Ser A..............................        6.000    08/15/39       4,589,400
   10,000   Illinois Fin Auth Rev Sherman Hlth Sys
            Ser 2007-A..............................        5.500    08/01/37       9,565,900
    2,365   Illinois Hlth Fac Auth Rev Chestnut
            Square at Glen Proj Ser A (a)...........        6.625    08/15/24       2,290,621
    3,255   Illinois Hlth Fac Auth Rev Chestnut
            Square at Glen Proj Ser A (a)...........        7.000    08/15/29       3,311,149
    2,000   Illinois Hlth Fac Auth Rev Condell
            Med Ctr.................................        5.500    05/15/32       1,932,820
    1,250   Illinois Hlth Fac Auth Rev Covenant
            Retirement Cmnty........................        5.875    12/01/31       1,263,725
    5,000   Illinois Hlth Fac Auth Rev Covenant
            Retirement Cmnty Ser B..................        6.125    12/01/28       5,147,850
    6,000   Illinois Hlth Fac Auth Rev Lutheran Sr
            Ministries Oblig Ser A
            (Prerefunded @ 8/15/11).................        7.375    08/15/31       6,866,460
      750   Illinois Hlth Fac Auth Rev Rfdg Ser A...        6.200    08/15/23         730,710
    3,375   Illinois Hlth Fac Auth Rev Rfdg Ser A...        6.400    08/15/33       3,284,550
    2,650   Illinois Hlth Fac Auth Rev Ser A........        7.000    11/15/32       2,717,893
    6,750   Illinois Hlth Fac Auth Rev St Benedict
            Ser 2003A...............................        6.900    11/15/33       5,801,625
   22,800   Illinois St (MBIA Insd) (e).............        5.000    09/01/28      23,507,940
    6,541   Illinois St Real Estate Lease Ctf (ACA
            Insd) (Acquired 7/01/98, Cost
            $7,523,126) (c).........................        8.800    06/15/18       6,642,559
    1,825   Lincolnshire, IL Spl Svc Area Sedgebrook
            Proj....................................        6.250    03/01/34       1,771,418
    1,405   Loves Pk, IL Rev Hoosier Care Proj Ser
            A.......................................        7.125    06/01/34       1,409,749
    2,187   Manhattan, IL No 04 -1 Brookstone
            Springs Proj............................        6.100    03/01/35       2,056,720
    3,923   Minooka, IL Spl Assmt Impt Lakewood
            Trails Proj.............................        6.625    03/01/33       3,975,647
    1,890   Minooka, IL Spl Assmt Impt Lakewood
            Trails Unit 2 Proj......................        6.375    03/01/34       1,887,392
    2,904   Minooka, IL Spl Assmt Impt Praire Ridge
            Proj....................................        6.875    03/01/33       2,915,384
    2,123   Montgomery, IL Spl Assmt Impt Lakewood
            Creek Proj (Prerefunded @ 3/01/11)......        7.750    03/01/30       2,423,404

 34                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2008 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                 COUPON       MATURITY      VALUE
---------------------------------------------------------------------------------------------
            ILLINOIS (CONTINUED)
$   2,974   Pingree Grove, IL Spl Svc Area No 2 Spl
            Tax Cambridge Lakes Proj Ser 05-2.......        6.000%   03/01/35  $    2,717,939
    2,247   Pingree Grove, IL Spl Svc Area No 7 Spl
            Tax Cambridge Lakes Proj Ser 06-1.......        6.000    03/01/36       2,024,974
    3,685   Pingree Grove Vlg, IL Rev Cambridge
            Lakes Learning Ctr......................        6.000    06/01/36       3,332,972
    2,278   Plano, IL Spl Svc Area No 1 Lakewood
            Springs Proj Ser A......................        6.200    03/01/34       2,224,809
    3,800   Plano, IL Spl Svc Area No 6 Spl Tax
            Lakewood Springs Club Proj..............        5.800    03/01/37       3,324,582
    4,999   Round Lake, IL Lakewood Grove Spl Svc
            Area No 4 Spl Tax
            (Prerefunded @ 3/01/13) (a).............        6.750    03/01/33       5,751,499
    3,686   Round Lake, IL Rev
            (Prerefunded @ 3/01/13).................        6.700    03/01/33       4,233,076
    3,210   Saint Charles, IL Spl Svc Area No 21
            (a).....................................        6.625    03/01/28       3,240,655
    1,921   Volo Vlg, IL Spl Svc Area No 3 Symphony
            Meadows Proj Ser 1......................        6.000    03/01/36       1,731,186
    3,200   Wheeling, IL Tax Increment Rev N
            Milwaukee/Lake Cook TIF Proj............        6.000    01/01/25       2,945,984
    2,000   Yorkville, IL Utd City Business Dist Rev
            Storm Wtr Impt Proj.....................        6.000    01/01/26       1,776,260
    2,036   Yorkville, IL Utd City Spl Svc Area Spl
            Tax No 2003-100 Raintree Vlg Proj.......        6.875    03/01/33       2,113,470
    2,753   Yorkville, IL Utd City Spl Svc Area Spl
            Tax No 2003-101 Windett Ridge Proj
            (Acquired 9/03/03, Cost $2,753,000)
            (c).....................................        6.875    03/01/33       2,733,178
    2,900   Yorkville, IL Utd City Spl Svc Area Spl
            Tax No 2006-113 Cannonball/Beecher......        5.750    03/01/28       2,547,128
    2,307   Yorkville, IL Utd City Spl Svc Area Spl
            Tax No 4 104 MPI Grade Res Proj.........        6.375    03/01/34       2,208,491
    3,429   Yorkville, IL Utd City Spl Svc No
            2005-108 Autumn Creek Proj..............        6.000    03/01/36       3,090,181
                                                                               --------------
                                                                                  376,087,629
                                                                               --------------
            INDIANA  1.8%
    1,500   Anderson, IN Econ Dev Rev Anderson Univ
            Proj (Prerefunded @ 10/01/11)...........        6.375    10/01/26       1,653,735
    1,100   Crawfordsville, IN Redev Cmnty Dist Tax
            Increment Rev
            (Acquired 10/15/97,
            Cost $1,100,000) (a) (c)................        7.350    02/01/17       1,111,154
      950   Delaware Cnty, IN Redev Dist Tax
            Increment Rev...........................        6.875    02/01/18         958,084
    6,100   Indiana Hlth & Ed Fac Fin Auth Hosp Rev
            Cmnty Fndtn Northwest IN................        5.500    03/01/37       5,440,163
    1,500   Indiana Hlth Fac Fin Auth H Cmnty Fndtn
            Northwest IN Ser A......................        6.250    03/01/25       1,562,655

See Notes to Financial Statements                                             35

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2008 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                 COUPON       MATURITY      VALUE
---------------------------------------------------------------------------------------------
            INDIANA (CONTINUED)
$   3,435   Indiana Hlth Fac Fin Auth Rev Franciscan
            Cmnty Rfdg Ser A (a)....................        6.400%   05/15/24  $    3,278,227
    2,290   Indiana Hlth Fac Fin Auth Rev Hoosier
            Care Proj Ser A.........................        7.125    06/01/34       2,297,740
    1,000   Indiana Hlth Fac Hosp Rev Cmnty Fndtn
            Northwest IN Ser A......................        5.375    03/01/19         997,890
    2,000   Indiana Hlth Fac Hosp Rev Cmnty Fndtn
            Northwest IN Ser A......................        6.000    03/01/34       2,004,680
   14,380   Indiana Muni Pwr Agy Pwr Supply Rev Ser
            A (AMBAC Insd) (e)......................        5.000    01/01/26      14,468,713
   15,130   Indiana Muni Pwr Agy Pwr Supply Rev Ser
            A (AMBAC Insd) (e)......................        5.000    01/01/27      15,223,340
    7,895   Indiana Muni Pwr Agy Pwr Supply Sys Rev
            Ser A (AMBAC Insd) (e)..................        5.000    01/01/28       7,943,706
    7,650   Indianapolis, IN Arpt Auth Rev Spl Fac
            Fed Ex Corp Proj Rfdg (AMT).............        5.100    01/15/17       7,444,139
    3,000   North Manchester, IN Rev Peabody
            Retirement Cmnty Proj Ser A.............        7.250    07/01/33       3,041,310
    1,972   Portage, IN Spl Impt Dist Rev Marina
            Shores Proj.............................        6.375    03/01/35       1,548,020
      175   Saint Joseph Cnty, IN Redev Dist Tax
            Increment Rev Ser B (a).................         *       12/30/10         144,027
      135   Saint Joseph Cnty, IN Redev Dist Tax
            Increment Rev Ser B (a).................         *       12/30/11         102,893
      130   Saint Joseph Cnty, IN Redev Dist Tax
            Increment Rev Ser B (a).................         *       12/30/12          91,766
      130   Saint Joseph Cnty, IN Redev Dist Tax
            Increment Rev Ser B (a).................         *       12/30/13          84,997
      125   Saint Joseph Cnty, IN Redev Dist Tax
            Increment Rev Ser B (a).................         *       12/30/14          75,697
      125   Saint Joseph Cnty, IN Redev Dist Tax
            Increment Rev Ser B (a).................         *       12/30/15          70,112
      125   Saint Joseph Cnty, IN Redev Dist Tax
            Increment Rev Ser B (a).................         *       12/30/16          64,941
    1,165   Valparaiso, IN Econ Dev Rev First Mtg
            Whispering Pines Ctr (a)................        7.750    01/01/12       1,166,538
    2,045   Valparaiso, IN Econ Dev Rev First Mtg
            Whispering Pines Ctr (a)................        8.000    01/01/17       2,047,106
    4,000   Vigo Cnty, IN Hosp Auth Rev Un Hosp Inc
            (f).....................................        5.700    09/01/37       3,555,920
    4,780   Vigo Cnty, IN Hosp Auth Rev Un Hosp Inc
            (f).....................................        5.750    09/01/42       4,232,738

 36                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2008 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                 COUPON       MATURITY      VALUE
---------------------------------------------------------------------------------------------
            INDIANA (CONTINUED)
$   1,500   Vigo Cnty, IN Hosp Auth Rev Un Hosp Inc
            (f).....................................        5.800%   09/01/47  $    1,320,375
    2,170   Whiting, IN Redev Dist Tax Increment Rev
            Std Ave Proj............................        5.350    01/15/27       1,903,611
                                                                               --------------
                                                                                   83,834,277
                                                                               --------------
            IOWA  0.7%
    2,515   Black Hawk Cnty, IA Hlthcare Fac Rev
            Westn Home Proj Ser B...................        6.625    05/01/33       2,430,169
    1,000   Bremer Cnty, IA Hlthcare & Residential
            Fac Rev Proj Rfdg
            (Prerefunded @ 11/15/09)................        7.250    11/15/29       1,076,180
    2,245   Des Moines, IA Sr Hsg Rev Luther Pk Apts
            Inc Proj................................        6.250    12/01/34       2,124,488
      615   Evansdale, IA Hlthcare Westn Home Proj
            (a).....................................        6.000    11/01/39         560,671
    5,600   Evansdale, IA Hlthcare Westn Home Proj
            Ser A (a)...............................        6.000    11/01/39       5,071,472
    1,930   Iowa Fin Auth Hlthcare Fac Madrid Home
            Proj Rev................................        5.800    11/15/29       1,743,234
    2,750   Iowa Fin Auth Hlthcare Fac Madrid Home
            Proj Rev................................        5.900    11/15/37       2,459,325
    2,265   Iowa Fin Auth Retirement Fac
            Presbyterian Homes Mill Pond............        6.000    10/01/33       2,076,529
    5,500   Jefferson Cnty, IA Hosp Rev Jefferson
            Cnty Hosp Proj Ser C....................        5.950    08/01/37       5,349,685
    1,500   Polk Cnty, IA Hlthcare Fac Rev Luther Pk
            Hlth Ctr Inc Proj.......................        6.150    10/01/36       1,394,115
    3,480   Polk Cnty, IA Hlthcare Fac Rev Luther Pk
            Hlth Ctr Inc Ser C (a)..................        6.000    04/01/37       3,247,849
    4,970   Polk Cnty, IA Hlthcare Fac Rev Lutheran
            Pk Hlth Ctr Rfdg Ser A (a)..............        5.300    04/01/37       4,077,090
    1,250   Scott Cnty, IA Rev Ridgecrest Vlg
            Rfdg....................................        5.625    11/15/18       1,259,038
                                                                               --------------
                                                                                   32,869,845
                                                                               --------------
            KANSAS  0.4%
    1,750   Lenexa, KS Hlthcare Fac Rev Lakeview Vlg
            Inc Ser C (Prerefunded @ 5/15/12).......        6.875    05/15/32       2,013,305
    2,800   Lenexa, KS Hlthcare Fac Rev
            Rfdg & Impt.............................        5.375    05/15/27       2,471,924
    2,250   Lenexa, KS Hlthcare Fac Rev
            Rfdg & Impt.............................        5.500    05/15/39       1,934,325
    1,500   Manhattan, KS Hlthcare Fac Rev
            Meadowlark Hills Retirement Ser B.......        5.125    05/15/42       1,216,200
    3,500   Neosho Cnty, KS Hosp Rev Rfdg Ser A.....        5.150    09/01/31       3,096,905
    1,000   Olathe, KS Sr Living Fac Rev Catholic
            Care Campus Inc Ser A...................        6.000    11/15/26         950,260

See Notes to Financial Statements                                             37

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2008 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                 COUPON       MATURITY      VALUE
---------------------------------------------------------------------------------------------
            KANSAS (CONTINUED)
$   4,500   Olathe, KS Sr Living Fac Rev Catholic
            Care Campus Inc Ser A...................        6.000%   11/15/38  $    4,106,385
    3,000   Overland Pk, KS Dev Corp Rev First Tier
            Overland Pk Ser A (Prerefunded @
            1/01/11)................................        7.375    01/01/32       3,361,680
                                                                               --------------
                                                                                   19,150,984
                                                                               --------------
            LOUISIANA  1.8%
    3,000   Colonial Pinnacle Cmnty Dev Dist........        7.000    05/01/37       2,971,860
   11,236   Lakeshore Vlg Master Cmnty Dev Dist LA
            Spl Assmt...............................        5.250    07/01/17      10,122,737
    3,155   Louisiana Loc Govt Environment Fac Cmnty
            Dev Auth Rev Eunice Student Hsg Fndtn
            Proj....................................        7.375    09/01/33       2,372,402
    3,852   Louisiana Loc Govt Environment Fac Cmnty
            Dev Auth Rev Hlthcare Saint James Pl
            Rfdg Ser A (Prerefunded @ 11/01/09).....        7.000    11/01/25       4,179,844
    3,200   Louisiana Loc Govt Environment Fac Cmnty
            Dev Auth Rev Hlthcare Saint James Pl
            Rfdg Ser A (Prerefunded @ 11/01/09).....        7.000    11/01/29       3,472,352
    1,125   Louisiana Loc Govt Environment Fac Sr
            Air Cargo (AMT).........................        6.650    01/01/25       1,136,385
    4,000   Louisiana Pub Fac Auth Hosp Rev Lake
            Charles Mem Hosp Rfdg (f)...............        6.375    12/01/34       3,825,520
   40,000   Louisiana Pub Fac Auth Rev Christus Hlth
            Sub Ser C-2 (AMBAC Insd) (g) (h)........        2.850    07/01/41      40,000,000
    1,450   Louisiana Pub Fac Auth Rev Hlth Fac Glen
            Retirement Ser A........................        6.700    12/01/25       1,451,262
    1,000   Louisiana Pub Fac Auth Rev Progressive
            Hlthcare................................        6.375    10/01/20         957,300
    1,000   Louisiana Pub Fac Auth Rev Progressive
            Hlthcare................................        6.375    10/01/28         936,430
    3,000   Louisiana St Hlth Ed Auth Lambeth House
            Proj Rfdg Ser A.........................        6.200    01/01/28       2,940,870
    9,500   Saint John Baptist Parish, LA Rev
            Marathon Oil Corp Ser A.................        5.125    06/01/37       8,979,970
    2,000   Saint Tammany, LA Pub Trust Fin Auth Rev
            Christwood Proj Rfdg....................        5.700    11/15/28       1,827,660
                                                                               --------------
                                                                                   85,174,592
                                                                               --------------
            MAINE  0.2%
    2,000   Maine Hlth & Higher Ed Fac Piper Shores
            Ser A (Prerefunded @ 1/01/09)...........        7.550    01/01/29       2,060,420
    8,050   Rumford, ME Solid Waste Disp Rev Boise
            Cascade Corp Proj Rfdg (AMT)............        6.875    10/01/26       8,051,932
                                                                               --------------
                                                                                   10,112,352
                                                                               --------------

 38                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2008 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                 COUPON       MATURITY      VALUE
---------------------------------------------------------------------------------------------
            MARYLAND  2.1%
$   1,841   Anne Arundel Cnty, MD Spl Tax Farmington
            Vlg Proj Ser A..........................        6.250%   06/01/25  $    1,850,076
    2,500   Baltimore Cnty, MD Mtg Rev Shelter Elder
            Care Ser A (Prerefunded @ 11/01/09).....        7.250    11/01/29       2,711,450
    7,000   Baltimore, MD Spl Oblig Ser A...........        7.000    09/01/38       7,042,140
   10,800   Brunswick, MD Spl Oblg Brunswick
            Crossing Spl Taxing.....................        5.500    07/01/36       9,020,916
    1,500   Frederick Cnty, MD Spl Oblig Urbana
            Cmnty Dev Auth..........................        6.625    07/01/25       1,509,690
    6,000   Frederick Cnty, MD Spl Oblig Urbana
            Cmnty Dev Auth Ser A....................        5.950    07/01/30       5,768,220
      945   Maryland St Cmnty Dev Admin Residential
            Ser B (AMT).............................        5.450    09/01/32         957,030
    6,575   Maryland St Econ Dev Corp Air Cargo BW
            II LLC Rfdg (AMT).......................        6.500    07/01/24       6,235,862
    1,440   Maryland St Econ Dev Corp Air Cargo BW
            II LLC Rfdg (AMT).......................        7.340    07/01/24       1,461,744
    2,850   Maryland St Econ Dev Corp MD Golf Course
            Sys (Prerefunded @ 6/01/11).............        8.250    06/01/28       3,283,855
    5,000   Maryland St Econ Dev Corp Rev Sr Lien
            Chesapeake Bay Rfdg Ser A...............        5.000    12/01/31       3,895,500
    2,000   Maryland St Hlth & Higher Ed Collington
            Episcopal (Prerefunded @ 4/01/11).......        6.750    04/01/23       2,221,020
    1,300   Maryland St Hlth & Higher Ed Fac Auth
            Rev.....................................        5.300    01/01/37       1,077,115
    3,320   Maryland St Hlth & Higher Ed Fac Auth
            Rev King Farm Presbyterian Cmnty Ser
            A.......................................        5.250    01/01/27       2,882,225
   20,845   Maryland St Hlth & Higher Ed Fac Auth
            Rev Medstar Hlth........................        5.250    05/15/46      21,151,838
    6,500   Maryland St Hlth & Higher Ed Fac Auth
            Rev Mercy Med Ctr Ser A.................        5.500    07/01/42       6,177,145
    5,000   Maryland St Hlth & Higher Ed Fac Auth
            Rev Washington Cnty Hosp................        6.000    01/01/43       5,023,900
    1,400   Maryland St Hlth & Higher Ed Medstar
            Hlth Rfdg...............................        5.375    08/15/24       1,424,990
      165   Montgomery Cnty, MD Econ Dev Rev
            Editorial Proj in Ed Ser A (Acquired
            9/28/98, Cost $165,000) (c).............        6.250    09/01/08         163,299
    3,730   Montgomery Cnty, MD Econ Dev Rev
            Editorial Proj in Ed Ser A (Acquired
            9/28/98, Cost $3,730,000) (c)...........        6.400    09/01/28       2,948,565
    1,335   Montgomery Cnty, MD Spl Oblig West
            Germantown Dev Dist Ser B (a)...........        6.700    07/01/27       1,359,404
    4,000   Prince Georges Cnty, MD Spl Oblig
            Woodview Vlg Phase II Subdist
            (Prerefunded @ 7/01/12).................        7.000    07/01/32       4,665,640

See Notes to Financial Statements                                             39

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2008 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                 COUPON       MATURITY      VALUE
---------------------------------------------------------------------------------------------
            MARYLAND (CONTINUED)
$   4,000   Salisbury, MD Spl Oblig Vlg At Aydelotte
            Farm Proj...............................        5.250%   01/01/37  $    3,212,200
    1,000   Westminster, MD Econ Dev Carroll
            Lutheran Vlg Ser A......................        6.000    05/01/24         995,380
    1,500   Westminster, MD Econ Dev Carroll
            Lutheran Vlg Ser A......................        6.250    05/01/34       1,497,030
                                                                               --------------
                                                                                   98,536,234
                                                                               --------------
            MASSACHUSETTS  6.3%
    1,620   Boston, MA Indl Dev Fin Auth First Mtg
            Springhouse Inc Rfdg....................        5.875    07/01/18       1,566,135
    4,750   Boston, MA Indl Dev Fin Auth First Mtg
            Springhouse Inc Rfdg....................        6.000    07/01/28       4,518,580
    5,600   Massachusetts St College Bldg Auth Proj
            Rev Ser A (AGL Insd) (e)................        5.000    05/01/33       5,720,178
   14,575   Massachusetts St College Bldg Auth Proj
            Rev Ser A (AGL Insd) (e)................        5.000    05/01/38      14,887,784
    1,500   Massachusetts St Dev Fin Agy Briarwood
            Ser B (Prerefunded @ 12/01/10) (a)......        8.000    12/01/18       1,707,570
    2,500   Massachusetts St Dev Fin Agy Briarwood
            Ser B (Prerefunded @ 12/01/10)..........        8.000    12/01/22       2,845,950
    6,000   Massachusetts St Dev Fin Agy Criterion
            Child Enrichment (a)....................        6.750    01/01/34       6,180,420
      900   Massachusetts St Dev Fin Agy Dimock
            Cmnty Hlth Ctr (a)......................        6.250    12/01/13         880,038
    7,565   Massachusetts St Dev Fin Agy Dimock
            Cmnty Hlth Ctr (a)......................        6.750    12/01/33       7,606,305
    2,000   Massachusetts St Dev Fin Agy First Mtg
            Loomis Cmnty Proj Ser A.................        6.900    03/01/32       2,101,100
      850   Massachusetts St Dev Fin Agy First Mtg
            Overlook Cmnty Ser A....................        6.125    07/01/24         813,535
    4,620   Massachusetts St Dev Fin Agy First Mtg
            Overlook Cmnty Ser A....................        6.250    07/01/34       4,400,411
    2,160   Massachusetts St Dev Fin Agy Lexington
            Montessori Sch Issue
            (Acquired 7/30/99,
            Cost $2,160,000) (a) (c)................        6.625    08/01/29       2,199,139
      675   Massachusetts St Dev Fin Agy MCHSP Human
            Svc Providers Ser A.....................        6.750    07/01/18         685,496
      315   Massachusetts St Dev Fin Agy MCHSP Human
            Svc Providers Ser A (a) (j).............        7.500    07/01/10         333,109
    5,865   Massachusetts St Dev Fin Agy
            Regis College...........................        5.500    10/01/28       4,976,746
      760   Massachusetts St Dev Fin Agy Rev Boston
            Architectural Ctr (ACA Insd)............        6.100    09/01/18         764,978
    1,445   Massachusetts St Dev Fin Agy Rev Boston
            Architectural Ctr (ACA Insd)............        6.250    09/01/28       1,445,766

 40                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2008 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                 COUPON       MATURITY      VALUE
---------------------------------------------------------------------------------------------
            MASSACHUSETTS (CONTINUED)
$   8,240   Massachusetts St Dev Fin Agy Rev
            Developmental Disabilities Inc (Acquired
            10/04/01, 12/20/02, and 11/19/03, Cost
            $9,023,791) (a) (c).....................        8.000%   06/01/20  $    8,494,781
    1,685   Massachusetts St Dev Fin Agy Rev
            Developmental Disabilities Inc
            (Prerefunded @ 6/01/13) (a).............        6.750    06/01/20       1,682,944
      695   Massachusetts St Dev Fin Agy Rev Gtr
            Lynn Mental Hlth (Acquired 7/27/00, Cost
            $695,000) (a) (c).......................        7.750    06/01/18         709,004
      950   Massachusetts St Dev Fin Agy Rev Gtr
            Lynn Mental Hlth Ser B
            (Acquired 11/19/08,
            Cost $950,000) (a) (c)..................        6.375    06/01/18         969,105
    1,500   Massachusetts St Dev Fin Agy Rev
            Hampshire College.......................        5.700    10/01/34       1,504,605
    4,545   Massachusetts St Dev Fin Agy Rev
            Hillcrest Ed Ctr Inc....................        6.375    07/01/29       4,474,825
    4,755   Massachusetts St Dev Fin Agy Rev
            Hlthcare Fac Alliance Ser A.............        7.100    07/01/32       4,799,602
    1,025   Massachusetts St Dev Fin Agy Rev MCHSP
            Human Svc Providers Ser A (Prerefunded @
            7/01/10)................................        8.000    07/01/20       1,146,247
    2,340   Massachusetts St Dev Fin Agy Rev MCHSP
            Human Svc Providers Ser C (a)...........        7.750    07/01/30       2,419,022
    4,860   Massachusetts St Dev Fin Agy Rev New
            England Ctr For Children................        6.000    11/01/19       4,779,032
    6,940   Massachusetts St Dev Fin Agy Rev Rfdg
            First Mtg Reeds Accd Invt...............        5.750    10/01/31       5,948,760
    2,920   Massachusetts St Dev Fin Agy Rev Whitney
            Academy Issue (a).......................        7.500    09/01/30       3,054,495
      720   Massachusetts St Hlth & Ed Baystate Fac
            Auth Rev Med Ctr Ser F..................        5.500    07/01/22         733,918
    2,500   Massachusetts St Hlth & Ed Caritas
            Christi Oblig Grp Ser A.................        5.750    07/01/28       2,421,775
    9,845   Massachusetts St Hlth & Ed Caritas
            Christi Oblig Grp Ser B.................        6.250    07/01/22      10,063,165
    5,000   Massachusetts St Hlth & Ed Fac Auth Rev
            Caritas Christi Oblig Grp Ser B.........        6.750    07/01/16       5,305,200
    9,960   Massachusetts St Hlth & Ed Fac Auth Rev
            Christopher House Rfdg Ser A............        6.875    01/01/29       9,977,928
    6,800   Massachusetts St Hlth & Ed Fac Auth Rev
            Civic Invt Ser B
            (Prerefunded @ 12/15/12)................        9.150    12/15/23       8,540,596
    3,610   Massachusetts St Hlth & Ed Fac Auth Rev
            Jordan Hosp Ser D.......................        5.250    10/01/23       3,325,388

See Notes to Financial Statements                                             41

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2008 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                 COUPON       MATURITY      VALUE
---------------------------------------------------------------------------------------------
            MASSACHUSETTS (CONTINUED)
$   1,465   Massachusetts St Hlth & Ed Fac Auth Rev
            Jordan Hosp Ser D.......................        5.375%   10/01/28  $    1,313,783
    6,750   Massachusetts St Hlth & Ed Fac Auth Rev
            Jordan Hosp Ser E.......................        6.750    10/01/33       6,932,655
    7,490   Massachusetts St Hlth & Ed Fac Auth Rev
            Lasell College Ser A (a)................        5.625    07/01/29       6,766,766
    2,754   Massachusetts St Hlth & Ed Fac Auth Rev
            Nichols College Issue Ser C.............        6.000    10/01/17       2,837,859
    3,000   Massachusetts St Hlth & Ed Fac Auth Rev
            Nichols College Issue Ser C.............        6.125    10/01/29       3,024,840
    1,000   Massachusetts St Hlth & Ed Fac Auth Rev
            Northn Berkshire Hlth Ser B.............        6.250    07/01/24         999,430
    3,005   Massachusetts St Hlth & Ed Fac Auth Rev
            Northn Berkshire Hlth Ser B.............        6.375    07/01/34       3,011,521
    4,015   Massachusetts St Hlth & Ed Fac Auth Rev
            Quincy Med Ctr Ser A....................        5.850    01/15/18       3,992,837
    7,500   Massachusetts St Hlth & Ed Fac Auth Rev
            Quincy Med Ctr Ser A....................        6.250    01/15/28       7,354,050
   13,550   Massachusetts St Hlth & Ed Fac Auth Rev
            Univ MA Mem Issue Ser D.................        5.000    07/01/33      11,995,273
       75   Massachusetts St Hlth & Ed Partn
            Hlthcare Sys Ser C......................        5.750    07/01/32          78,525
    7,330   Massachusetts St Hlth & Ed Saint Mem Med
            Ctr Ser A...............................        6.000    10/01/23       7,330,440
      600   Massachusetts St Indl Fin Agy Rev First
            Mtg GF/Pilgrim Inc Proj.................        6.500    10/01/15         553,974
    2,000   Massachusetts St Indl Fin Agy Rev First
            Mtg GF/Pilgrim Inc Proj.................        6.750    10/01/28       1,746,100
    1,155   Massachusetts St Indl Fin Agy Rev First
            Mtg Stone Inst & Newton.................        7.700    01/01/14       1,155,947
      140   Massachusetts St Indl Fin Agy Rev Gtr
            Lynn Mental Hlth
            (Acquired 6/24/98,
            Cost $140,000) (a) (c) (j)..............        6.200    06/01/08         140,015
    4,300   Massachusetts St Indl Fin Agy Rev Gtr
            Lynn Mental Hlth
            (Acquired 6/24/98,
            Cost $4,300,000) (a) (c)................        6.375    06/01/18       4,386,473
    2,130   Massachusetts St Indl Fin Agy Rev
            Montserrat College Art Issue (Acquired
            12/23/97, Cost $2,130,000) (c)..........        7.000    12/01/27       2,151,556
   41,020   Massachusetts St Sch Bldg Auth Dedicated
            Sales Tax Rev Ser A (FSA Insd) (e)......        5.000    08/15/30      42,191,736
   40,000   University Mass Bldg Auth Proj Rev Rfdg
            Ser 1 (AMBAC Insd) (g) (h)..............        3.250    11/01/34      40,000,000
                                                                               --------------
                                                                                  291,947,412
                                                                               --------------

 42                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2008 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                 COUPON       MATURITY      VALUE
---------------------------------------------------------------------------------------------
            MICHIGAN  3.8%
$   1,000   Chelsea, MI Econ Dev Corp Rev Utd
            Methodist Retirement Rfdg...............        5.400%   11/15/18  $    1,005,910
    3,715   Chelsea, MI Econ Dev Corp Rev Utd
            Methodist Retirement Rfdg...............        5.400    11/15/27       3,638,731
    2,540   Conner Creek Academy East Mich Pub Sch
            Academy Rev Rfdg........................        5.000    11/01/26       2,116,226
    2,250   Conner Creek Academy East Mich Pub Sch
            Academy Rev Rfdg........................        5.250    11/01/31       1,863,518
   21,015   Detroit, MI Sew Disp Rev Sr Lien Rfdg
            Ser C (FGIC insd) (e)...................        5.250    07/01/29      22,298,386
   13,670   Flint, MI Hosp Bldg Auth Rev Hurley Med
            Ctr Rfdg................................        6.000    07/01/20      13,410,543
    1,500   Gaylord, MI Hosp Fin Auth Ltd Otsego Mem
            Hosp Rfdg...............................        6.500    01/01/37       1,462,845
    1,590   Grand Blanc Academy, MI Ctf Pt..........        7.750    02/01/30       1,613,611
    2,845   John Tollfree Hlth Sys Corp Rfdg........        6.000    09/15/23       2,834,843
    3,000   Kalamazoo, MI Econ Dev Corp Rev Heritage
            Ser A (Prerefunded @ 5/15/10)...........        7.250    05/15/25       3,315,300
    1,980   Kalamazoo, MI Econ Dev Corp Rev Oblig
            Heritage Cmnty Rfdg.....................        5.375    05/15/27       1,735,648
    2,200   Kalamazoo, MI Econ Dev Corp Rev Oblig
            Heritage Cmnty Rfdg.....................        5.500    05/15/36       1,871,980
    2,750   Kent Hosp Fin Auth MI Rev Metro Hosp
            Proj Ser A..............................        5.250    07/01/30       2,553,155
    1,500   Kent Hosp Fin Auth MI Rev Metro Hosp
            Proj Ser A..............................        6.250    07/01/40       1,528,215
    2,750   Kentwood, MI Econ Dev Ltd Oblig Holland
            Home Ser A..............................        5.375    11/15/36       2,478,768
    4,250   Macomb Cnty, MI Hosp Fin Auth Hosp Rev
            Mt Clemens Gen Hosp Ser B...............        5.750    11/15/25       4,045,448
    9,725   Macomb Cnty, MI Hosp Fin Auth Hosp Rev
            Mt Clemens Gen Hosp Ser B...............        5.875    11/15/34       9,181,470
   37,870   Michigan St Hosp Fin Auth Rev Henry Ford
            Hlth Sys Rfdg Ser A (e).................        5.250    11/15/46      36,971,297
    2,095   Michigan St Hosp Fin Auth Rev Hosp Cent
            MI Cmnty Hosp...........................        6.250    10/01/27       2,099,022
    5,000   Michigan St Hosp Fin Auth Rev Hosp
            Oakwood Oblig Group Ser A...............        5.750    04/01/32       5,052,000
    1,210   Michigan St Hosp Fin Auth Rev Hosp
            Pontiac Osteopathic Rfdg Ser A..........        6.000    02/01/14       1,211,150
    7,315   Michigan St Hosp Fin Auth Rev Hosp
            Pontiac Osteopathic Rfdg Ser A..........        6.000    02/01/24       7,316,975
    1,750   Michigan St Hosp Fin Auth Rev
            Presbyterian Vlg Rfdg...................        5.500    11/15/35       1,512,245
    3,000   Michigan St Strategic Fd Ltd Detroit
            Edison Poll Ctl Rfdg Ser B (AMT)........        5.650    09/01/29       3,028,050

See Notes to Financial Statements                                             43

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2008 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                 COUPON       MATURITY      VALUE
---------------------------------------------------------------------------------------------
            MICHIGAN (CONTINUED)
$   3,540   Michigan St Strategic Fd Solid Genesee
            Pwr Stad Proj Rfdg (AMT)................        7.500%   01/01/21  $    3,367,779
    4,500   Pontiac, MI Hosp Fin Auth Hosp Rev NOMC
            Oblig Group (l).........................        6.000    08/01/23         443,700
    3,000   Star Intl Academy MI Ctf Partn..........        8.000    03/01/33       3,130,110
    5,140   Wayne Cnty, MI Arpt Auth Rev Detroit Met
            Arpt Jr Lien (FSA Insd) (AMT) (d).......        5.000    12/01/20       5,194,227
    5,000   Wayne Cnty, MI Arpt Auth Rev Detroit Met
            Arpt Jr Lien (FSA Insd) (AMT) (d).......        5.000    12/01/21       5,018,750
    6,500   Wenonah Pk Ppty Inc Bay City Hotel Rev
            Bd......................................        7.500    04/01/33       4,067,245
    3,485   Wenonah Pk Ppty Inc Bay City Hotel Rev
            Bd (a)..................................        7.875    04/01/22       2,209,002
   17,500   Western Michigan Univ Rev Gen (FSA Insd)
            (e).....................................        5.000    11/15/28      18,210,236
                                                                               --------------
                                                                                  175,786,385
                                                                               --------------
            MINNESOTA  3.8%
    5,000   Aitkin, MN Hlth Fac Rev Riverwood
            Hlthcare Ctr Proj
            (Prerefunded @ 2/01/11).................        7.750    02/01/31       5,646,800
    3,540   Albertville, MN Multi-Family Rev Hsg Grp
            For Affordable Hsg Rfdg (a).............        5.550    09/01/42       3,128,652
    2,000   Annandale, MN Econ Dev Auth Sr Hsg &
            Hlthcare Rev Annandale Care Ctr Proj Ser
            A.......................................        5.900    11/01/37       1,898,740
    1,655   Buffalo, MN Hlthcare Rev Cent MN Sr Hsg
            Proj Rfdg Ser A.........................        5.375    09/01/26       1,548,352
    2,000   Buffalo, MN Hlthcare Rev Cent MN Sr Hsg
            Proj Rfdg Ser A.........................        5.500    09/01/33       1,823,480
    2,460   Cambridge, MN Hsg & Hlthcare Fac Rev
            Grandview West Proj Ser A...............        6.000    10/01/28       2,341,994
    2,000   Cambridge, MN Hsg & Hlthcare Fac Rev
            Grandview West Proj Ser B...............        6.000    10/01/33       1,918,240
    1,300   Carlton, MN Hlth & Hsg Fac Inter Faith
            Social Svc Inc Proj
            (Prerefunded @ 4/01/10).................        7.500    04/01/19       1,425,151
    2,250   Carlton, MN Hlth & Hsg Fac Inter Faith
            Social Svc Inc Proj
            (Prerefunded @ 4/01/10).................        7.750    04/01/29       2,495,992
    2,700   Carlton, MN Hlth & Hsg Inter Faith Care
            Ctr Proj Rfdg...........................        5.700    04/01/36       2,469,582
    3,500   Columbia Heights, MN Multi-Family &
            Hlthcare Fac Rev Crest View Corp Proj
            Rfdg Ser A..............................        5.700    07/01/42       3,240,195
    3,000   Coon Rapids, MN Sr Hsg Rev Epiphany Sr
            Ctzn Proj Rfdg..........................        6.000    11/01/28       2,939,340

 44                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2008 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                 COUPON       MATURITY      VALUE
---------------------------------------------------------------------------------------------
            MINNESOTA (CONTINUED)
$   4,500   Cuyuna, MN Sr Hsg Rev Crosby Sr Svcs
            Proj Ser B..............................        6.100%   10/01/47  $    4,226,265
    1,365   Dakota Cnty, MN Cmnty Dev Agy Multi-
            Family Hsg Rev Com Marice Proj Rfdg Ser
            A.......................................        5.000    11/01/22       1,244,894
    7,000   Dakota Cnty, MN Cmnty Dev Agy Multi-
            Family Hsg Rev Com Marice Proj Rfdg Ser
            A.......................................        5.000    05/01/42       5,661,320
    3,355   Dakota Cnty, MN Cmnty Dev Agy Multi-
            Family Hsg Rev River Heights Assisted
            Rfdg Ser A (a)..........................        5.375    05/01/40       2,762,843
      840   Detroit Lakes, MN Hsg & Hlth CDL Homes
            Proj Ser B..............................        6.000    08/01/24         826,694
    1,435   Detroit Lakes, MN Hsg & Hlth CDL Homes
            Proj Ser B..............................        6.125    08/01/34       1,386,813
    2,500   Duluth, MN Econ Dev Auth Hlthcare Fac
            Rev Saint Luke's Hosp...................        7.250    06/15/22       2,638,075
    5,630   Duluth, MN Econ Dev Auth Hlthcare Fac
            Rev Saint Luke's Hosp...................        7.250    06/15/32       5,868,093
    1,000   Edina, MN Hlthcare Fac Rev VOA Care Ctr
            MN Proj Ser A...........................        6.625    12/01/30       1,006,360
    1,500   Falcon Heights, MN Lease Rev
            Kaleidoscope Charter Sch Ser A..........        6.000    11/01/37       1,366,620
    2,500   Glencoe, MN Hlthcare Fac Rev
            (Prerefunded @ 4/01/11).................        7.500    04/01/31       2,821,775
    1,900   Inver Grove Heights, MN Presbyterian
            Homes Care Rfdg.........................        5.375    10/01/26       1,879,556
    1,000   Inver Grove Heights, MN Presbyterian
            Homes Care Rfdg.........................        5.500    10/01/41         965,160
    3,000   Lake Crystal, MN Hsg Rev Ecumen Second
            Centy Rfdg..............................        5.700    09/01/36       2,817,150
      555   Lake Crystal, MN Hsg Rev Ecumen Second
            Centy Rfdg Ser A........................        5.550    09/01/26         535,031
      625   Marshall, MN Med Ctr Gross Rev Weiner
            Mem Med Ctr Proj Ser A..................        6.000    11/01/28         645,344
      800   Minneapolis & Saint Paul, MN Hsg & Redev
            Auth Hlthcare Hlth Partn Oblig Grp
            Proj....................................        5.875    12/01/29         811,240
    1,400   Minneapolis, MN Hsg & Hlthcare Fac Rev
            Providence Proj Rfdg Ser A..............        5.625    10/01/27       1,292,130
    4,345   Minneapolis, MN Hsg & Hlthcare Fac Rev
            Providence Proj Rfdg Ser A..............        5.750    10/01/37       3,972,807
      315   Minneapolis, MN Multi-Family Rev Hsg
            Belmont Apt Proj (AMT)..................        7.250    11/01/16         315,677
    1,320   Minneapolis, MN Multi-Family Rev Hsg
            Belmont Apt Proj (AMT)..................        7.625    11/01/27       1,321,967

See Notes to Financial Statements                                             45

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2008 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                 COUPON       MATURITY      VALUE
---------------------------------------------------------------------------------------------
            MINNESOTA (CONTINUED)
$   2,050   Minneapolis, MN Rev Walker Methodist Sr
            Svcs Ser A..............................        5.875%   11/15/18  $    1,909,206
    4,950   Minneapolis, MN Rev Walker Methodist Sr
            Svcs Ser A..............................        6.000    11/15/28       4,326,993
      900   Minnesota Agric & Econ Dev Brd Rev
            Hlthcare Benedictine Proj Ser A.........        5.500    08/01/23         856,800
      875   Minnesota Agric & Econ Dev Brd Rev
            Hlthcare Benedictine Proj Ser A.........        5.750    02/01/30         826,332
    1,060   Minnesota Agric & Econ Dev
            Evangelical.............................        6.625    08/01/25       1,117,876
      940   Minnesota Agric & Econ Dev Evangelical
            (Prerefunded @ 8/01/10).................        6.625    08/01/25       1,041,172
    3,500   Moorhead, MN Sr Hsg Rev Sheyenne
            Crossing Proj...........................        5.650    04/01/41       3,170,475
      875   New Ulm, MN Econ Dev Auth Hsg Fac Rev
            Hadc Ridgeway Proj Rfdg Ser A (GTY
            AGMT)...................................        5.750    06/01/28         849,712
    2,150   New Ulm, MN Econ Dev Auth Hsg Fac Rev
            Hadc Ridgeway Proj Rfdg Ser A (GTY
            AGMT)...................................        6.000    06/01/41       2,109,128
    5,000   North Oaks, MN Sr Hsg Rev Presbyterian
            Homes North Oaks........................        6.500    10/01/47       5,063,950
    2,500   Northwest, MN Multi-Cnty Pooled Hsg Prog
            Rfdg Ser A..............................        6.250    07/01/40       2,434,075
    2,000   Oakdale, MN Rev Sr Hsg Oak Meadows Proj
            Rfdg....................................        6.250    04/01/34       1,978,300
    4,700   Orono, MN Hsg Rev Rfdg Sr Orono Woods
            Apt Ser A...............................        5.400    11/01/41       4,057,651
    6,300   Oronoco, MN Multi-Family Hsg Rev Wedum
            Shorewood Campus Proj Rfdg..............        5.400    06/01/41       5,618,781
    1,425   Ramsey, MN Lease Rev Pact Charter Sch
            Proj Ser A..............................        6.750    12/01/33       1,445,620
    2,000   Saint Cloud, MN Hsg & Redev Auth
            Sterling Heights Apts Proj (AMT)........        7.450    10/01/32       1,912,380
    4,000   Saint Paul, MN Hsg & Redev Auth Cmnty
            Peace Academy Proj Ser A................        5.000    12/01/36       3,444,800
    2,420   Saint Paul, MN Hsg & Redev Auth Higher
            Ground Academy Rfdg Ser A...............        6.875    12/01/33       2,443,668
    2,415   Saint Paul, MN Hsg & Redev Auth Hope
            Cmnty Academy Proj Ser A................        6.750    12/01/33       2,457,480
    6,500   Saint Paul, MN Hsg & Redev Auth Hosp Rev
            Hlth East Proj..........................        6.000    11/15/30       6,524,960
    3,500   Saint Paul, MN Hsg & Redev Auth Lease
            Rev New Spirit Schs Proj Ser A..........        7.500    12/01/31       3,607,625
    1,600   Saint Paul, MN Hsg & Redev Auth LSE Rev
            Achieve Language Academy Rfdg Ser A.....        7.000    12/01/32       1,628,768
    4,035   Saint Paul, MN Hsg & Redev Auth Model
            Cities Hlth Ctr Ser A (a)...............        7.250    11/01/26       4,089,109

 46                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2008 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                 COUPON       MATURITY      VALUE
---------------------------------------------------------------------------------------------
            MINNESOTA (CONTINUED)
$   3,000   Saint Paul, MN Hsg & Redev Auth Multi-
            Family Hsg Rev Marian Ctr Proj
            Rfdg Ser A..............................        5.375%   05/01/43  $    2,545,230
    2,000   Saint Paul, MN Hsg & Redev Auth Rossy &
            Richard Shaller Ser A...................        5.250    10/01/42       1,707,340
    2,000   Saint Paul, MN Hsg & Redev Cmnty of
            Peace Academy Proj Ser A (Prerefunded @
            12/01/10)...............................        7.875    12/01/30       2,290,260
    7,000   Saint Paul, MN Port Auth Hotel Fac Rev
            Radisson Kellogg Proj Rfdg Ser 2
            (Prerefunded @ 8/01/08).................        7.375    08/01/29       7,272,580
    1,700   Saint Paul, MN Port Auth Lease Rev
            Hltheast Midway Campus 03 Ser A.........        5.750    05/01/25       1,703,264
    1,000   Saint Paul, MN Port Auth Lease Rev
            Hltheast Midway Campus 03 Ser B.........        6.000    05/01/30       1,003,590
    4,000   Vadnais Heights, MN Lease Rev Agric &
            Food Sciences Ser A.....................        6.600    12/01/34       3,801,400
    4,625   Vadnais Heights, MN Multi-Family Rev Hsg
            Cottages Vadnais Heights Rfdg (AMT).....        7.000    12/01/31       4,711,164
    1,650   Victoria, MN Private Sch Fac Holy Family
            Catholic High Sch Ser A.................        5.850    09/01/24       1,574,644
    4,500   Victoria, MN Private Sch Fac Holy Family
            Catholic High Sch Ser A.................        5.875    09/01/29       4,199,940
    4,775   Washington Cnty, MN Hsg & Redev Auth
            Hosp Fac Rev Hltheast Proj..............        5.500    11/15/27       4,611,743
    1,450   Winona, MN Hlthcare Winona Hlth Ser A...        6.000    07/01/34       1,482,480
                                                                               --------------
                                                                                  175,060,828
                                                                               --------------
            MISSISSIPPI  0.6%
    1,000   Mississippi Bus Fin Corp Ser 2004
            (AMT)...................................        7.250    07/01/34       1,007,830
    5,585   Mississippi Bus Fin Corp Sys Energy Res
            Inc Proj................................        5.875    04/01/22       5,568,245
    5,050   Mississippi Dev Bank Spl Oblig Diamond
            Lakes Util Rfdg Ser A...................        6.250    12/01/17       4,867,089
    4,600   Mississippi Home Corp Rev Cleveland
            Personal Care Ser 6A (AMT) (a)..........        6.250    12/01/35       4,092,298
    4,000   Mississippi Home Corp Rev Grove Apts
            Proj Ser 1 (AMT)........................        6.250    04/01/37       3,560,200
    5,000   Mississippi Home Corp Rev Kirkwood Apts
            Proj (AMT)..............................        6.800    11/01/37       4,800,600
    3,615   Mississippi Hosp Equip & Fac & Impt Hosp
            South Cent Rfdg.........................        5.250    12/01/31       3,313,979
    1,000   Mississippi Hosp Equip & Fac Auth Rev
            Impt Hosp S W MS Med Rfdg...............        5.750    04/01/23       1,022,760
    2,000   Mississippi Hosp Equip & Fac Auth Rev
            Impt Hosp S W MS Med Rfdg...............        5.750    04/01/29       2,016,560
                                                                               --------------
                                                                                   30,249,561
                                                                               --------------

See Notes to Financial Statements                                             47

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2008 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                 COUPON       MATURITY      VALUE
---------------------------------------------------------------------------------------------
            MISSOURI  2.5%
$   1,000   370 Missouri Bottom Rd Taussig Rd Trans
            Dev Dist................................        7.000%   05/01/22  $    1,051,750
    4,750   370 Missouri Bottom Rd Taussig Rd Trans
            Dev Dist................................        7.200    05/01/33       4,935,582
    3,600   Ballwin, MO Tax Increment Rev Impt
            Ballwin Town Ctr Rfdg Ser A.............        6.500    10/01/22       3,641,040
   12,550   Branson, MO Regl Arpt Trans Dev Dist
            Arpt Rev Ser B (AMT)....................        6.000    07/01/37      10,894,530
    3,000   Bridgeton, MO Indl Dev Auth Sr Hsg Rev
            Sarah Cmnty Proj........................        5.900    05/01/28       2,801,910
      245   Cape Girardeau Cnty, MO Indl Southeast
            MO Hosp Assoc...........................        5.750    06/01/32         237,564
       30   Cape Girardeau Cnty, MO Indl Southeast
            MO Hosp Assoc (Prerefunded @ 6/01/12)...        5.750    06/01/32          32,962
    1,500   Carthage, MO Hosp Rev...................        5.875    04/01/30       1,341,300
    5,755   Carthage, MO Hosp Rev...................        6.000    04/01/38       5,086,499
    3,000   Chesterfield, MO Indl Dev Auth Sr Living
            Fac Rev Willows at Brooking Pk Proj Ser
            A (Prerefunded @ 6/01/10)...............        6.625    12/01/31       3,238,320
    3,190   Dardenne Town Square, MO Trans Dev Dist
            Sales Tax Ser A.........................        5.000    05/01/36       2,373,137
    2,390   Ellisville, MO Indl Dev Auth Indl Dev
            Rev Gambrill Gardens Phase I Proj Ser A
            (a).....................................        6.750    04/01/33       2,413,685
    2,755   Ellisville, MO Indl Dev Auth Rev
            Gambrill Gardens Proj Impt & Rfdg.......        6.200    06/01/29       2,655,820
    3,640   Fenton, MO Tax Increment Rev & Impt
            Gravois Bluffs Proj Rfdg (Prerefunded @
            10/01/12)...............................        6.125    10/01/21       4,079,421
      965   Fenton, MO Tax Increment Rev & Impt
            Gravois Bluffs Proj Rfdg (Prerefunded @
            10/01/11)...............................        7.000    10/01/21       1,097,832
    1,205   Ferguson, MO Tax Increment Rev Crossings
            at Halls Ferry Proj.....................        5.000    04/01/17       1,144,979
    3,610   Good Shepard Nursing Home Dist MO
            Nursing Home Fac Rev Rfdg...............        5.900    08/15/23       3,425,998
    3,000   Joplin, MO Indl Dev Auth Hlth Fac Rev
            Freeman Hlth Sys Proj...................        5.500    02/15/29       3,012,090
    1,500   Joplin, MO Indl Dev Auth Hlth Fac Rev
            Freeman Hlth Sys Proj...................        5.750    02/15/35       1,511,085
    3,000   Kansas City, MO Indl Dev Auth First Mtg
            Bishop Spencer Ser A....................        6.250    01/01/24       2,954,370
    4,000   Kansas City, MO Indl Dev Auth First Mtg
            Bishop Spencer Ser A....................        6.500    01/01/35       3,932,680
      430   Kansas City, MO Indl Dev Auth Multi-
            Family Hsg Rev Brentwood Manor Apt Proj
            Ser A (AMT) (a).........................        6.950    04/15/15         458,573

 48                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2008 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                 COUPON       MATURITY      VALUE
---------------------------------------------------------------------------------------------
            MISSOURI (CONTINUED)
$   1,460   Kansas City, MO Indl Dev Auth Multi-
            Family Hsg Rev Brentwood Manor Apt Proj
            Ser B (AMT).............................        7.250%   10/15/38  $    1,477,199
      230   Kansas City, MO Indl Dev Auth Multi-
            Family Hsg Rev Walnut Grove Apt Proj Ser
            B (AMT).................................        7.550    06/15/12         245,217
      990   Kansas City, MO Indl Dev Auth Multi-
            Family Hsg Rev Walnut Grove Apt Proj Ser
            B (AMT) (a).............................        7.550    06/15/22       1,038,827
    3,430   Kansas City, MO Indl Dev Auth Multi-
            Family Hsg Rev Walnut Grove Apt Proj Ser
            B (AMT) (a).............................        7.550    06/15/35       3,574,506
    2,000   Kansas City, MO Indl Dev Plaza Lib
            Proj....................................        5.900    03/01/24       1,900,680
      935   Kansas City, MO Multi-Family Hsg Rev
            Northwoods Apts Proj Ser A (AMT)........        6.450    05/01/40         941,545
    1,000   Missouri St Dev Fin Brd Fac Branson
            Landing Proj Ser A......................        5.500    12/01/24         993,040
    1,500   Missouri St Dev Fin Brd Fac Branson
            Landing Proj Ser A......................        5.625    12/01/28       1,481,145
    3,760   Missouri St Dev Fin Brd Infrastructure
            Fac Rev Branson Landing Proj Ser A......        5.000    06/01/35       3,340,422
    5,000   Nevada, MO Hosp Rev Nevada Regl Med Ctr
            (Prerefunded @ 10/01/11)................        6.750    10/01/31       5,662,500
    3,180   Osage Beach, MO Tax Increment Prewitts
            Point Proj..............................        6.750    05/01/23       3,244,808
    5,500   Saint Joseph, MO Indl Dev Auth Hlthcare
            Rev Living Cmnty Saint Joseph Proj......        7.000    08/15/32       5,278,680
    8,000   Saint Louis Cnty, MO Indl Dev Auth Hlth
            Fac Rev Ranken Jordan Proj Ser A
            (Prerefunded @ 11/15/13)................        6.625    11/15/35       9,309,920
    2,000   Saint Louis Cnty, MO Indl Dev Auth Sr
            Living Fac Rev Saint Andrews Res for Srs
            Ser A...................................        6.375    12/01/30       1,921,640
    3,400   Saint Louis Cnty, MO Indl Dev Auth Sr
            Living Fac Rev Saint Andrews Res for Srs
            Ser A...................................        6.375    12/01/41       3,225,070
      620   Saint Louis, MO Tax Increment Rev
            Scullin Redev Area Ser A................       10.000    08/01/10         667,157
    3,065   Saline Cnty, MO Indl Dev Auth Hlth Fac
            Rev (Acquired 1/12/99, Cost $3,006,098)
            (c).....................................        6.500    12/01/28       3,084,953
    5,600   Valley Pk, MO Indl Dev Auth Sr Hsg Rev
            Cape Albeon Proj........................        6.150    12/01/33       5,304,880
                                                                               --------------
                                                                                  115,013,316
                                                                               --------------

See Notes to Financial Statements                                             49

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2008 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                 COUPON       MATURITY      VALUE
---------------------------------------------------------------------------------------------
            NEVADA  2.2%
$   3,000   Boulder City, NV Hosp Rev Boulder City
            Hosp Inc Proj Rfdg......................        5.850%   01/01/22  $    2,787,030
    5,370   Clark Cnty, NV Assisted Living Homestead
            Boulder City Proj (a)...................        6.500    12/01/27       5,380,955
    1,960   Clark Cnty, NV Impt Dist Spl Impt Dist
            No-142 Loc Impt.........................        6.100    08/01/18       1,917,331
    2,700   Clark Cnty, NV Impt Dist Spl Impt Dist
            No-142 Loc Impt.........................        6.375    08/01/23       2,584,737
    2,500   Clark Cnty, NV Indl Dev Rev NV Pwr Co
            Proj Rfdg Ser B (AMT)...................        5.900    10/01/30       2,213,150
   11,190   Clark Cnty, NV Indl Dev Rev NV Pwr Co
            Proj Rfdg Ser C.........................        5.500    10/01/30       9,755,330
   11,915   Clark Cnty, NV Sch Dist Ltd Tax Bldg Ser
            A (d)...................................        5.000    06/15/22      12,619,057
   23,515   Clark Cnty, NV Sch Dist Ltd Tax Bldg Ser
            A (d)...................................        5.000    06/15/23      24,766,939
   24,630   Clark Cnty, NV Sch Dist Ltd Tax Bldg Ser
            A (d) (e)...............................        5.000    06/15/24      25,859,530
    5,600   Director St NV Dept Business & Ind Las
            Vegas Monorail Proj Second Tier.........        7.375    01/01/40       1,775,648
      925   Henderson, NV Loc Impt Dist No T 13 Ser
            A.......................................        6.800    03/01/22         940,327
    3,410   Henderson, NV Loc Impt Dist No T 13 Ser
            B.......................................        6.900    03/01/22       3,483,451
    1,365   Las Vegas, NV Loc Impt Bds Spl Impt Dist
            No 607..................................        6.250    06/01/24       1,160,769
      405   Las Vegas, NV Spl Impt Dist No Elkhorn
            Springs.................................        8.000    09/15/13         410,496
    2,795   Mesquite, NV Spl Impt Dist No 07-01 Loc
            Impt Anthem at Mesquite.................        6.150    08/01/37       2,503,118
    4,490   Reno, NV Spl Assmt Dist No 4 Somersett
            Pkwy....................................        6.625    12/01/22       4,558,248
                                                                               --------------
                                                                                  102,716,116
                                                                               --------------
            NEW HAMPSHIRE  0.6%
    4,845   New Hampshire Higher Ed & Hlth Fac Auth
            Rev Daniel Webster College Issue........        6.300    07/01/29       4,536,858
    4,000   New Hampshire Higher Ed & Hlth Fac Auth
            Rev New England College (a).............        6.125    03/01/19       3,982,440
    6,120   New Hampshire Hlth & Ed Fac Auth Rev
            Daniel Webster College Issue............        7.500    07/01/31       6,219,144
    1,035   New Hampshire Hlth & Ed Fac Auth Rev
            Havenwood-Heritage Heights Ser A........        5.350    01/01/26         908,916
      750   New Hampshire Hlth & Ed Fac Auth Rev
            Havenwood-Heritage Heights Ser A........        5.400    01/01/30         644,775
    1,735   New Hampshire Hlth & Ed Fac Auth Rev
            Hlthcare Sys Covenant Hlth..............        5.500    07/01/34       1,685,778

 50                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2008 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                 COUPON       MATURITY      VALUE
---------------------------------------------------------------------------------------------
            NEW HAMPSHIRE (CONTINUED)
$   1,570   New Hampshire Hlth & Ed Fac Auth Rev
            Huntington at Nashua Ser A..............        6.875%   05/01/23  $    1,635,124
    4,600   New Hampshire Hlth & Ed Fac Auth Rev
            Huntington at Nashua Ser A..............        6.875    05/01/33       4,731,560
    1,055   New Hampshire Hlth & Ed Fac Speare Mem
            Hosp....................................        5.500    07/01/25       1,042,298
    1,150   New Hampshire Hlth & Ed Fac Speare Mem
            Hosp....................................        5.875    07/01/34       1,134,820
    2,130   New Hampshire St Business Fin Auth Elec
            Fac Rev Plymouth Cogeneration (AMT)
            (Acquired 6/29/93, Cost $2,078,981)
            (c).....................................        7.750    06/01/14       2,147,551
       70   New Hampshire St Hsg Fin Auth Single
            Family Rev Mtg Acquisition Ser G
            (AMT)...................................        6.300    01/01/26          70,052
      140   New Hampshire St Hsg Fin Auth Single
            Family Rev Ser D (AMT)..................        5.900    07/01/28         140,663
                                                                               --------------
                                                                                   28,879,979
                                                                               --------------
            NEW JERSEY  2.4%
    2,000   Camden Cnty, NJ Impt Auth Rev Hlthcare
            Redev Cooper Hlth Ser A.................        5.750    02/15/34       1,965,540
    6,000   New Jersey Econ Dev Auth Cedar Crest Vlg
            Inc Fac Ser A (Prerefunded @
            11/15/11)...............................        7.250    11/15/21       6,896,460
    3,450   New Jersey Econ Dev Auth Econ Dev Rev
            Utd Methodist Homes Ser A...............        6.125    07/01/23       3,417,984
    5,800   New Jersey Econ Dev Auth Econ Dev Rev
            Utd Methodist Homes Ser A...............        6.250    07/01/33       5,781,382
    2,355   New Jersey Econ Dev Auth First Mtg
            Franciscan Oaks Proj....................        5.750    10/01/23       2,382,506
      600   New Jersey Econ Dev Auth First Mtg
            Hamilton Continuing Care Ser A
            (Prerefunded @ 11/01/10)................        8.350    11/01/30         689,706
    1,500   New Jersey Econ Dev Auth First Mtg
            Presbyterian Ser A......................        6.250    11/01/20       1,497,975
    1,500   New Jersey Econ Dev Auth First Mtg
            Presbyterian Ser A......................        6.375    11/01/31       1,477,500
    6,000   New Jersey Econ Dev Auth First Mtg
            Seashore Gardens Proj (Prerefunded @
            4/01/11)................................        7.750    04/01/33       6,885,480
    1,250   New Jersey Econ Dev Auth First Mtg
            Seashore Gardens Proj (Prerefunded @
            4/01/11)................................        8.000    04/01/23       1,443,287
    3,500   New Jersey Econ Dev Auth First Mtg
            Seashore Gardens Proj (Prerefunded @
            4/01/11)................................        8.000    04/01/31       4,041,205
    2,000   New Jersey Econ Dev Auth Retirement
            Cmnty Rev Seabrook Vlg Inc Ser A
            (Prerefunded @ 11/15/10)................        8.250    11/15/30       2,290,540

See Notes to Financial Statements                                             51

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2008 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                 COUPON       MATURITY      VALUE
---------------------------------------------------------------------------------------------
            NEW JERSEY (CONTINUED)
$   1,000   New Jersey Econ Dev Auth Retirement
            Cmnty Rev Ser A
            (Prerefunded @ 11/15/08)................        8.125%   11/15/18  $    1,026,110
    1,000   New Jersey Econ Dev Auth Retirement
            Cmnty Rev Ser A
            (Prerefunded @ 11/15/10)................        8.000    11/15/15       1,139,610
    1,440   New Jersey Econ Dev Auth Retirement
            Cmnty Rev Ser A
            (Prerefunded @ 11/15/10)................        8.125    11/15/23       1,645,114
    4,000   New Jersey Econ Dev Auth Rev Cig Tax....        5.750    06/15/29       3,937,560
    1,112   New Jersey Econ Dev Auth Rev First Mtg
            The Millhouse Proj Ser A................        7.500    04/01/15       1,122,278
      700   New Jersey Econ Dev Auth Rev Kullman
            Assoc LLC Proj Ser A (AMT)..............        6.750    07/01/19         661,437
    1,285   New Jersey Econ Dev Auth Rev Kullman
            Assoc Proj Ser A (AMT)..................        6.125    06/01/18       1,167,667
    2,500   New Jersey Econ Dev Auth Rev Sr Living
            Fac Esplanade Bear (AMT)................        7.000    06/01/39       1,808,750
    4,895   New Jersey Econ Dev Auth Rev Sr Mtg
            Arbor Ser A.............................        6.000    05/15/28       4,683,879
    4,000   New Jersey Econ Dev Auth Utd Methodist
            Homes NJ Oblig..........................        5.750    07/01/29       3,762,720
   23,000   New Jersey Hlthcare Fac Fin Auth Rev Cap
            Apprec Saint Barnabas Hlth Ser B........         *       07/01/35       3,482,660
   12,900   New Jersey Hlthcare Fac Fin Auth Rev Cap
            Apprec Saint Barnabas Hlth Ser B........         *       07/01/36       1,812,966
   18,400   New Jersey Hlthcare Fac Fin Auth Rev Cap
            Apprec Saint Barnabas Hlth Ser B........         *       07/01/37       2,391,264
    4,385   New Jersey Hlthcare Fac Fin Auth Rev Cap
            Hlth Sys Oblig Grp Ser A................        5.750    07/01/23       4,487,434
      710   New Jersey Hlthcare Fac Fin Auth Rev
            Care Inst Inc Cherry Hill Proj..........        7.750    07/01/10         711,342
    1,000   New Jersey Hlthcare Fac Fin Auth Rev
            Palisades Med Ctr NY Hlthcare...........        6.625    07/01/31       1,037,830
      905   New Jersey Hlthcare Fac Fin Auth Rev
            Pascack Vlg Hosp Assn...................        6.000    07/01/13         585,082
    1,200   New Jersey Hlthcare Fac Fin Auth Rev
            Pascack Vlg Hosp Assn...................        6.500    07/01/23         775,800
    7,000   New Jersey Hlthcare Fac Fin Auth Rev
            Pascack Vlg Hosp Assn...................        6.625    07/01/36       4,525,500
    1,155   New Jersey Hlthcare Fac Fin Auth Rev
            Raritan Bay Med Ctr Issue Rfdg..........        7.250    07/01/14       1,155,196
    1,000   New Jersey Hlthcare Fac Fin Inst Inc
            Cherry Hill Proj........................        8.000    07/01/27       1,004,140

 52                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2008 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                 COUPON       MATURITY      VALUE
---------------------------------------------------------------------------------------------
            NEW JERSEY (CONTINUED)
$   5,000   Tobacco Settlement Fin Corp NJ Ser 1A...        5.000%   06/01/29  $    4,187,400
   34,430   Tobacco Settlement Fin Corp NJ Ser 1A...        5.000    06/01/41      26,723,533
                                                                               --------------
                                                                                  112,604,837
                                                                               --------------
            NEW MEXICO  0.9%
    6,765   Albuquerque, NM Retirement Fac Rev La
            Vida Llena Proj Rfdg Ser B..............        6.600    12/15/28       6,832,379
    1,395   Bernalillo Cnty, NM Multi-Family Hsg Sr
            Solar Villas Apt Ser F..................        7.250    10/15/22       1,438,329
    1,495   Cabezon Pub Impt Dist NM................        6.300    09/01/34       1,456,474
    3,000   Farmington, NM Pollutn Ctl Rev Pub Svc
            Co NM Proj Ser A (AMT)..................        6.600    10/01/29       3,096,510
    6,700   New Mexico Fin Auth Rev Sr Lien Pub Proj
            Revolving Fd Ser A (d) (e)..............        5.000    06/01/24       7,045,541
    5,000   New Mexico Fin Auth Rev Sr Lien Pub Proj
            Revolving Fd Ser A (d) (e)..............        5.000    06/01/26       5,257,867
    3,719   New Mexico Hsg Auth Region lll Sr
            Brentwood Gardens Apt Ser A (AMT).......        6.850    12/01/31       3,854,186
    2,250   New Mexico Regl Hsg Auth Hsg Wildewood
            Apt Proj Sr Ser A (a)...................        7.500    12/01/30       2,359,485
    2,620   RHA Hsg Dev Corp NM Multi-Family Rev Mtg
            Woodleaf Apt Proj Rfdg Ser A (GNMA
            Collateralized).........................        7.125    12/15/27       2,646,095
    3,275   San Juan Cnty, NM Multi-Family Hsg Apple
            Ridge Apts Sr Ser A (AMT) (a)...........        7.250    12/01/31       3,395,847
    3,250   Santa Fe Cnty, NM Proj Rev El Castillo
            Retirement Ser A........................        5.625    05/15/25       3,250,780
      750   Ventana West Pub Impt Dist NM...........        6.875    08/01/33         755,888
                                                                               --------------
                                                                                   41,389,381
                                                                               --------------
            NEW YORK  5.9%
    2,300   Amherst, NY Indl Dev Agy Sharry Zedek
            Proj Rfdg Ser A.........................        7.000    06/15/36       2,330,751
      545   Brookhaven, NY Indl Dev Agy Mem Hosp Med
            Ctr Inc Ser A (j).......................        7.750    11/15/10         586,507
    3,000   Brookhaven, NY Indl Dev Agy Mem Hosp Med
            Ctr Inc Ser A (Prerefunded @
            11/15/10)...............................        8.125    11/15/20       3,407,610
    1,000   Brookhaven, NY Indl Dev Agy Mem Hosp Med
            Ctr Inc Ser A (Prerefunded @
            11/15/10)...............................        8.250    11/15/30       1,138,690
    4,760   Brookhaven, NY Indl Dev Agy Sr
            Residential Hsg Rev Woodcrest Estates
            Fac Ser A (AMT).........................        6.375    12/01/37       4,773,566
    1,340   Brookhaven, NY Indl Dev Agy Sr Woodcrest
            Estates Fac Ser A (AMT).................        6.250    12/01/23       1,352,154
    3,245   Dutchess Cnty, NY Indl Dev Agy Saint
            Francis Hosp Rfdg Ser A.................        7.500    03/01/29       3,463,713

See Notes to Financial Statements                                             53

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2008 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                 COUPON       MATURITY      VALUE
---------------------------------------------------------------------------------------------
            NEW YORK (CONTINUED)
$  15,000   Metropolitan Trans Auth NY Dedicated Tax
            Fd Rfdg Ser A (FSA Insd) (e)............        5.250%   11/15/24  $   15,877,725
    2,000   Monroe Cnty, NY Indl Dev Agy Civic Fac
            Rev Cloverwood Sr Living Ser A..........        6.750    05/01/23       1,862,280
    5,000   Monroe Cnty, NY Indl Dev Agy Civic Fac
            Rev Cloverwood Sr Living Ser A..........        6.875    05/01/33       4,603,200
      700   Monroe Cnty, NY Indl Dev Agy Woodland
            Vlg Proj (Prerefunded @ 11/15/10).......        8.000    11/15/15         785,043
    1,570   Monroe Cnty, NY Indl Dev Agy Woodland
            Vlg Proj (Prerefunded @ 11/15/10).......        8.550    11/15/32       1,824,120
    1,000   Mount Vernon, NY Indl Dev Agy Civic Fac
            Rev.....................................        6.200    06/01/29         977,630
    3,150   New York City Indl Dev Agy Civic Fac Rev
            Cmnty Res Developmentally Disabled......        7.500    08/01/26       3,154,536
    4,430   New York City Indl Dev Agy Civic Fac Rev
            Ctr For Nursing.........................        5.375    08/01/27       3,866,770
    3,265   New York City Indl Dev Agy Civic Fac Rev
            Our Lady of Mercy Med Ctr Pkg Corp
            Proj....................................        8.500    12/30/22       2,812,144
    3,000   New York City Indl Dev Agy Civic Fac Rev
            Psch Inc Proj...........................        6.375    07/01/33       3,020,040
    2,650   New York City Indl Dev Agy Civic Fac Rev
            Spl Place Inc Proj Ser A................        7.000    01/01/33       2,727,459
   26,900   New York City Indl Dev Agy Rev Liberty 7
            World Trade Ctr Ser A...................        6.250    03/01/15      27,223,338
   12,000   New York City Indl Dev Agy Rev Liberty 7
            World Trade Ctr Ser A...................        6.500    03/01/35      12,143,400
      315   New York City Indl Dev Agy Rev Lycee
            Francais De NY Proj Ser A (ACA Insd)....        5.375    06/01/23         300,948
    5,000   New York City Indl Dev Agy Rev Lycee
            Francais De NY Proj Ser C...............        6.800    06/01/28       5,251,500
    7,500   New York City Indl Dev Agy Rev Visy
            Paper Inc Proj (AMT)....................        7.950    01/01/28       7,511,175
   20,000   New York City Muni Wtr Fin Auth Wtr &
            Swr Sys Rev Ser D (e)...................        5.000    06/15/38      20,400,867
   10,000   New York City Muni Wtr Fin Auth Wtr &
            Swr Sys Rev Ser E (e)...................        5.000    06/15/34      10,200,433
    2,500   New York Liberty Dev Corp Rev Natl
            Sports Museum Proj Ser A (Acquired
            8/07/06, Cost $2,500,000) (c)...........        6.125    02/15/19       2,514,800
   10,100   New York St Dorm Auth Rev Non Supported
            Debt Orange Reg Med Ctr.................        6.500    12/01/21      10,597,627
    2,500   New York St Dorm Auth Rev Winthrop South
            Nassau Univ.............................        5.500    07/01/23       2,541,950
    5,195   New York St Dorm Auth Rev Winthrop South
            Nassau Univ.............................        5.750    07/01/28       5,293,134
    4,000   New York St Dorm Auth Rev Winthrop Univ
            Hosp Assn Ser A.........................        5.500    07/01/23       4,067,120

 54                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2008 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                 COUPON       MATURITY      VALUE
---------------------------------------------------------------------------------------------
            NEW YORK (CONTINUED)
$  18,100   New York St Urban Dev Corp Rev St Fac &
            Equip Ser A-3-B (CIFG Insd) (g) (h).....        7.750%   03/15/33  $   18,100,000
    1,720   Newark-Wayne Cmnty Hosp Inc NY Hosp Rev
            Impt & Rfdg Ser A.......................        7.600    09/01/15       1,721,496
    1,250   Oneida Cnty, NY Indl Dev Agy Civic Fac
            Saint Elizabeth Med Ser A...............        5.875    12/01/29       1,198,950
    1,520   Oneida Cnty, NY Indl Dev Agy Civic Fac
            Saint Elizabeth Med Ser B...............        6.000    12/01/19       1,497,094
       50   Onondaga Cnty, NY Indl Dev Agy Civic Fac
            Rev Iroquois Nursing Home Ser B (FHA
            Gtd) (a)................................        7.000    02/01/09          50,005
    4,000   Orange Cnty, NY Indl Dev Agy Arden Hill
            Life Care Ctr Proj Ser A................        7.000    08/01/31       4,120,560
      175   Oswego Cnty, NY Indl Dev Agy Civic Fac
            Rev Sub Saint Luke Residential Hlth Ser
            B (a)...................................        7.000    02/01/12         178,663
   12,450   Port Auth NY & NJ 136th (MBIA Insd)
            (AMT) (e)...............................        5.250    11/01/17      13,077,859
    7,160   Port Auth NY & NJ 136th (MBIA Insd)
            (AMT) (e)...............................        5.250    11/01/18       7,474,038
   23,475   Port Auth NY & NJ 143rd (AMT) (e).......        5.000    10/01/25      23,609,512
    1,000   Seneca Nation Indians Cap Impt Auth NY
            Spl Oblig Ser A (f).....................        5.000    12/01/23         890,250
    3,500   Suffolk Cnty, NY Indl Dev Agy Civic Fac
            Rev Eastn Long Is Hosp Assn (f).........        5.500    01/01/37       2,939,160
    6,110   Suffolk Cnty, NY Indl Dev Agy Civic Fac
            Rev Eastn Long Is Hosp Assn Ser A
            (Prerefunded @ 1/01/12).................        7.750    01/01/22       7,004,076
    1,000   Suffolk Cnty, NY Indl Dev Agy Civic Fac
            Rev Gurwin Jewish Phase II..............        6.700    05/01/39       1,026,010
    1,000   Suffolk Cnty, NY Indl Dev Agy Continuing
            Care Retirement Peconic Landing Ser A...        8.000    10/01/20       1,066,500
    2,000   Suffolk Cnty, NY Indl Dev Agy Continuing
            Care Retirement Peconic Landing Ser A...        8.000    10/01/30       2,123,500
    4,000   Suffolk Cnty, NY Indl Dev Agy Medford
            Hamlet Asstd Living Proj (AMT)..........        6.375    01/01/39       3,762,520
    4,415   Sullivan Cnty, NY Indl Dev Agy Civic Fac
            Rev Hebrew Academy Spl Children (a).....        7.500    06/01/32       4,614,867
    1,350   Syracuse, NY Indl Dev Agy Rev First Mtg
            Jewish Home Ser A.......................        7.375    03/01/21       1,406,713
    2,325   Syracuse, NY Indl Dev Agy Rev First Mtg
            Jewish Home Ser A.......................        7.375    03/01/31       2,414,001
    3,750   Utica, NY Indl Dev Agy Civic Fac Rev
            Utica College Civic Fac.................        6.850    12/01/31       3,900,188

See Notes to Financial Statements                                             55

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2008 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                 COUPON       MATURITY      VALUE
---------------------------------------------------------------------------------------------
            NEW YORK (CONTINUED)
$   5,000   Westchester Cnty, NY Indl Dev Agy Mtg
            Kendal on Hudson Proj Ser A.............        6.375%   01/01/24  $    5,077,850
    2,000   Westchester Cnty, NY Indl Dev Hebrew
            Hosp Sr Hsg Inc Ser A (Prerefunded @
            7/01/10)................................        7.375    07/01/30       2,227,260
                                                                               --------------
                                                                                  276,091,302
                                                                               --------------
            NORTH CAROLINA  1.4%
    1,000   Halifax Cnty, NC Indl Fac & Pollutn Ctl
            Fin Auth Intl Paper Co Proj Ser A
            (AMT)...................................        5.900    09/01/25         950,210
    5,125   Johnston, NC Mem Hosp Auth Mem Hosp Auth
            (FSA Insd) (d)..........................        5.250    10/01/28       5,340,506
    8,000   Johnston, NC Mem Hosp Auth Mem Hosp Auth
            (FSA Insd) (d)..........................        5.250    10/01/36       8,247,440
    1,000   North Carolina Med Care Commn First Mtg
            Arbor Acres Cmnty Proj (Prerefunded @
            3/01/12)................................        6.250    03/01/27       1,112,560
    7,050   North Carolina Med Care Commn First Mtg
            Baptist Retirement Ser A................        6.400    10/01/31       7,074,746
    3,000   North Carolina Med Care Commn First Mtg
            Forest at Duke Proj (Prerefunded @
            9/01/12)................................        6.375    09/01/32       3,360,270
    2,000   North Carolina Med Care Commn First Mtg
            Presbyterian Homes......................        5.500    10/01/31       1,942,280
    2,000   North Carolina Med Care Commn First Mtg
            Presbyterian Homes......................        5.600    10/01/36       1,944,240
    2,500   North Carolina Med Care Commn First Mtg
            Salemtowne Proj (Prerefunded @
            4/01/11)................................        6.625    04/01/31       2,767,125
    1,850   North Carolina Med Care Commn First Mtg
            Salemtowne Rfdg.........................        5.000    10/01/23         963,182
    1,100   North Carolina Med Care Commn First Mtg
            Salemtowne Rfdg.........................        5.100    10/01/30       1,733,894
    1,250   North Carolina Med Care Commn First Mtg
            Utd Methodist Homes (Prerefunded @
            10/01/09)...............................        7.250    10/01/32       1,339,150
   10,000   North Carolina Med Care Commn Hlthcare
            Fac Rev Univ Eastn Carolina Ser A (AMBAC
            Insd) (g) (h)...........................        2.650    12/01/28      10,000,000
    9,500   North Carolina Med Care Commn Retirement
            Fac Rev First Mtg Givens Estates Proj
            Ser A (Prerefunded @ 7/01/13)...........        6.500    07/01/32      11,048,500
    6,500   North Carolina Med Care Commn Retirement
            Fac Rev First Mtg Vlg Brookwood Rfdg....        5.250    01/01/32       5,420,285
                                                                               --------------
                                                                                   63,244,388
                                                                               --------------

 56                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2008 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                 COUPON       MATURITY      VALUE
---------------------------------------------------------------------------------------------
            NORTH DAKOTA  0.4%
$   2,610   Devils Lake, ND Hlthcare Fac Rev & Impt
            Lk Reg Lutheran Rfdg....................        6.100%   10/01/23  $    2,066,050
      495   Fargo, ND Multi-Family Rev Hsg Trollwood
            Vlg Proj Rfdg Ser A (AMT)...............        7.250    09/01/21         499,683
      765   Fargo, ND Multi-Family Rev Hsg Trollwood
            Vlg Proj Rfdg Ser A (AMT)...............        7.400    09/01/26         773,316
    2,120   Fargo, ND Multi-Family Rev Hsg Trollwood
            Vlg Proj Rfdg Ser A (AMT)...............        7.600    09/01/31       2,140,500
    1,165   Grand Forks, ND Nursing Fac Vly Homes &
            Svc Proj (a)............................        5.450    11/01/31         976,829
    1,000   Grand Forks, ND Nursing Fac Vly Homes &
            Svc Proj Ser A..........................        6.250    11/01/29         952,950
    1,545   Grand Forks, ND Sr Hsg Rev 4000 Vly
            Square Proj Rfdg........................        5.200    12/01/26       1,328,669
    2,400   Grand Forks, ND Sr Hsg Rev 4000 Vly
            Square Proj Rfdg........................        5.300    12/01/34       2,012,616
      645   Lincoln, ND Muni Indl Dev Act Mo Slope
            Lutheran Care Ctr Proj..................        5.250    11/01/26         549,869
    2,840   Lincoln, ND Muni Indl Dev Act Mo Slope
            Lutheran Care Ctr Proj..................        5.350    11/01/41       2,289,949
    4,150   Traill Cnty, ND Hlthcare Rev Hillsboro
            Med Ctr.................................        5.500    05/01/42       3,459,730
                                                                               --------------
                                                                                   17,050,161
                                                                               --------------
            OHIO  3.3%
   13,255   Adams Cnty Hosp Fac Impt Rev Adams Cnty
            Hosp Proj...............................        6.500    09/01/36      11,304,659
    1,500   Akron Bath Copley, OH St Twp Hosp Dist
            Rev Summa Hosp Ser A....................        5.375    11/15/24       1,506,810
    4,000   Athens Cnty, OH Hosp Fac Rev Impt
            O'Bleness Mem Rfdg Ser A................        6.900    11/15/23       4,083,600
    7,650   Athens Cnty, OH Hosp Fac Rev Impt
            O'Bleness Mem Rfdg Ser A................        7.125    11/15/33       7,885,849
   30,000   Buckeye, OH Tob Settlement Fin Auth
            Asset Bkd Sr Turbo Ser A-2..............        6.500    06/01/47      28,116,600
   70,000   Buckeye, OH Tob Settlement Fin Auth Cap
            Apprec First Sub B......................         *       06/01/47       3,801,700
   26,050   Buckeye, OH Tob Settlement Fin Auth Cap
            Apprec Sr Turbo Ser A-2.................        5.875    06/01/47      22,362,362
   12,340   Buckeye, OH Tob Settlement Fin Auth Sr
            Turbo Ser A-2...........................        5.750    06/01/34      10,782,815
   17,900   Buckeye, OH Tob Settlement Fin Auth Sr
            Turbo Ser A-2...........................        5.875    06/01/30      16,251,052
    5,535   Buckeye, OH Tob Settlement Fin Auth Sr
            Turbo Ser A-2...........................        6.000    06/01/42       4,904,564
    1,050   Centerville, OH Hlthcare Rev Bethany
            Lutheran Vlg Proj Ser A.................        6.000    11/01/38         945,641

See Notes to Financial Statements                                             57

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2008 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                 COUPON       MATURITY      VALUE
---------------------------------------------------------------------------------------------
            OHIO (CONTINUED)
$   5,000   Cleveland Cuyahoga Cnty, OH Spl Assmt
            Tax Increment Proj......................        7.350%   12/01/31  $    5,267,550
    1,355   Cuyahoga Cnty, OH Hlthcare & Indpt
            Living Fac Rev Eliza Jennings Sr Care
            Ser A...................................        5.750    05/15/27       1,241,654
    3,000   Cuyahoga Cnty, OH Hlthcare & Indpt
            Living Fac Rev Eliza Jennings Sr Care
            Ser A...................................        6.000    05/15/37       2,745,390
    3,645   Cuyahoga Cnty, OH Hlthcare & Indpt
            Living Fac Rev Eliza Jennings Sr Care
            Ser A...................................        6.000    05/15/42       3,311,410
    2,500   Cuyahoga Cnty, OH Hlthcare Fac
            Franciscan Cnty OH Inc Proj Ser C.......        6.250    05/15/32       2,479,975
    3,000   Cuyahoga Cnty, OH Hosp Fac Rev Canton
            Inc Proj................................        7.500    01/01/30       3,207,570
    4,000   Dayton, OH Spl Fac Rev Air Fght Cargo
            Day LLC Proj (AMT)......................        6.300    04/01/22       3,727,120
    2,000   Dayton, OH Spl Fac Rev Air Fght Ser D
            (AMT)...................................        6.200    10/01/09       2,081,720
    1,955   Hamilton Cnty, OH Multi-Family Rev Hsg
            Garden Hill Washington Pk Apt (AMT).....        7.750    10/01/21       1,186,372
    1,000   Lucas Cnty, OH Hlthcare Impt Sunset
            Retirement Rfdg Ser A...................        6.550    08/15/24       1,034,530
      500   Lucas Cnty, OH Hlthcare Impt Sunset
            Retirement Rfdg Ser A...................        6.625    08/15/30         515,090
    3,000   Norwood, OH Tax Increment Rev Fin
            Cornerstone at Norwood..................        6.200    12/01/31       2,751,270
      960   Pinnacle Cmnty Infrastructure Fac Ser
            A.......................................        6.000    12/01/22         938,669
    2,000   Pinnacle Cmnty Infrastructure Fac Ser
            A.......................................        6.250    12/01/36       1,897,120
      500   Port Gtr Cincinnati Dev Auth Coop Pub
            Pkg Infrastructure Proj.................        6.300    02/15/24         511,105
    2,030   Port Gtr Cincinnati Dev Auth Coop Pub
            Pkg Infrastructure Proj.................        6.400    02/15/34       2,046,301
    1,500   Tuscarawas Cnty, OH Hosp Fac Rev Twin
            City Hosp Proj..........................        6.100    11/01/22       1,487,010
    1,920   Tuscarawas Cnty, OH Hosp Fac Rev Twin
            City Hosp Proj..........................        6.200    11/01/27       1,855,411
    2,000   Tuscarawas Cnty, OH Hosp Fac Rev Twin
            City Hosp Proj..........................        6.350    11/01/37       1,897,900
                                                                               --------------
                                                                                  152,128,819
                                                                               --------------
            OKLAHOMA  0.8%
    3,405   Atoka Cnty, OK Hlthcare Auth Hosp Rev
            Atoka Mem Hosp..........................        6.625    10/01/37       3,376,296
    1,170   Citizen Potawatomi Nation, OK Ser A.....        6.500    09/01/16       1,214,823
    1,150   Langston, OK Econ Dev Langston Cmnty Dev
            Corp Proj Ser A (Prerefunded @
            8/01/10)................................        7.625    08/01/20       1,294,521
    2,000   Oklahoma Cnty, OK Fin Auth Rev Epworth
            Villa Proj Rfdg.........................        6.000    04/01/22       1,963,920

 58                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2008 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                 COUPON       MATURITY      VALUE
---------------------------------------------------------------------------------------------
            OKLAHOMA (CONTINUED)
$     750   Oklahoma Cnty, OK Fin Auth Rev Epworth
            Villa Proj Rfdg Ser A...................        5.700%   04/01/25  $      695,790
    1,250   Oklahoma Cnty, OK Fin Auth Rev Epworth
            Villa Proj Rfdg Ser A...................        5.875    04/01/30       1,137,500
    1,200   Oklahoma Cnty, OK Fin Auth Rev Epworth
            Villa Proj Rfdg Ser A...................        7.000    04/01/25       1,205,580
    1,990   Oklahoma Cnty, OK Fin Auth Rev Epworth
            Villa Proj Rfdg Ser A (Prerefunded @
            4/01/10)................................        7.600    04/01/30       2,175,269
    3,500   Oklahoma Dev Fin Auth Hosp Rev Great
            Plains Regl Med Ctr Proj................        5.000    12/01/27       3,225,390
    7,695   Oklahoma Dev Fin Auth Hosp Rev Great
            Plains Regl Med Ctr Proj................        5.125    12/01/36       6,819,078
    5,000   Oklahoma Dev Fin Auth Rev Comache Cnty
            Hosp Proj Ser B.........................        6.375    07/01/21       5,199,850
      500   Oklahoma Dev Fin Auth Rev Comanche Cnty
            Hosp Proj Ser B.........................        6.600    07/01/31         515,435
    3,740   Oklahoma Dev Fin Auth Rev Hillcrest
            Hlthcare Sys Rfdg Ser A (Prerefunded @
            8/15/09)................................        5.625    08/15/19       3,909,646
    2,500   Oklahoma Dev Fin Auth Rev Hillcrest
            Hlthcare Sys Rfdg Ser A (Prerefunded @
            8/15/09)................................        5.750    08/15/12       2,622,000
    1,000   Oklahoma Dev Fin Auth Rev Hillcrest
            Hlthcare Sys Rfdg Ser A (Prerefunded @
            8/15/09)................................        5.750    08/15/15       1,048,800
                                                                               --------------
                                                                                   36,403,898
                                                                               --------------
            OREGON  0.7%
    1,000   Clatsop Care Ctr Hlth Dist OR Rev Sr
            Hsg.....................................        6.000    08/01/14       1,000,600
    4,000   Clatsop Care Ctr Hlth Dist OR Rev Sr
            Hsg.....................................        6.875    08/01/28       4,009,440
    1,670   Douglas Cnty, OR Hosp Fac Auth Rev
            Elderly Hsg Forest Glen Ser A (a).......        7.500    09/01/27       1,679,385
    9,100   Multnomah Cnty, OR Hosp Fac Auth Rev
            Terwilliger Plaza Proj Rfdg (Acquired
            5/16/03, Cost $8,832,005) (c)...........        6.500    12/01/29       8,919,547
    3,528   Oregon St Hlth Hsg Ed & Cultural Fac
            Auth Ser A (AMT)........................        7.250    06/01/28       3,598,120
    2,740   Oregon St Hlth Hsg Ed Auth OR Baptist
            Retirement Homes Ser A..................        8.000    11/15/26       2,742,658
    9,925   Yamhill Cnty, OR Hosp Auth Rev
            Friendsview Retirement Cmnty
            (Prerefunded @ 12/01/13)................        7.000    12/01/34      11,736,412
                                                                               --------------
                                                                                   33,686,162
                                                                               --------------

See Notes to Financial Statements                                             59

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2008 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                 COUPON       MATURITY      VALUE
---------------------------------------------------------------------------------------------
            PENNSYLVANIA  5.8%
$   1,000   Allegheny Cnty, PA Hosp Dev Auth
            Hlthcare Fac Villa Saint Joseph.........        5.875%   08/15/18  $      940,640
    4,500   Allegheny Cnty, PA Hosp Dev Auth
            Hlthcare Fac Villa Saint Joseph.........        6.000    08/15/28       4,113,990
    7,050   Allegheny Cnty, PA Hosp Dev Auth Rev
            Hlth Sys Ser A..........................        5.000    11/15/28       5,964,582
   28,000   Allegheny Cnty, PA Hosp Dev Auth Rev
            Hlth Sys West PA Ser A..................        5.375    11/15/40      23,876,720
    1,000   Allegheny Cnty, PA Hosp Dev Auth Rev
            Hosp South Hills Hlth Sys Ser B
            (Prerefunded @ 5/01/10).................        6.625    05/01/20       1,079,400
      925   Allegheny Cnty, PA Hosp Dev Hlth Sys Ser
            B (Prerefunded @ 11/15/10)..............        9.250    11/15/15       1,062,455
    6,240   Allegheny Cnty, PA Hosp Dev Hlth Sys Ser
            B (Prerefunded @ 11/15/10)..............        9.250    11/15/22       7,342,296
   11,925   Allegheny Cnty, PA Hosp Dev Hlth Sys Ser
            B (Prerefunded @ 11/15/10)..............        9.250    11/15/30      14,031,551
    6,570   Allegheny Cnty, PA Indl Dev Auth Lease
            Rev Air Fght Cargo Fac Pit LLC (AMT)
            (a).....................................        7.750    09/01/31       6,819,726
    1,695   Allegheny Cnty, PA Indl Dev Auth Lease
            Rev (AMT)...............................        6.625    09/01/24       1,620,979
    3,500   Berks Cnty, PA Indl Dev Auth First Mtg
            Rev One Douglassville Proj Rfdg Ser A
            (AMT)...................................        6.125    11/01/34       3,324,545
    4,275   Blair Cnty, PA Indl Dev Auth Vlg of PA
            St Proj Ser A...........................        7.000    01/01/34       4,372,470
    1,000   Bucks Cnty, PA Indl Dev Auth Rev First
            Mtg Hlthcare Fac Chandler...............        6.100    05/01/14         994,510
      900   Bucks Cnty, PA Indl Dev Auth Rev First
            Mtg Hlthcare Fac Chandler...............        6.200    05/01/19         875,844
    2,000   Bucks Cnty, PA Indl Dev Auth Rev First
            Mtg Hlthcare Fac Chandler...............        6.300    05/01/29       1,907,740
    1,000   Chartiers Vly, PA Indl & Coml Dev Auth
            First Mtg Rev Asbury Hlth Ctr Rfdg......        6.375    12/01/19       1,007,300
    2,500   Chartiers Vly, PA Indl & Coml Dev Auth
            First Mtg Rev Asbury Hlth Ctr Rfdg......        6.375    12/01/24       2,513,575
   10,295   Chester Cnty, PA Hlth & Ed Fac Chester
            Cnty Hosp Ser A.........................        6.750    07/01/31      10,638,029
    2,250   Chester Cnty, PA Hlth & Ed Jenners Pond
            Inc Proj (Prerefunded @ 7/01/12)........        7.250    07/01/24       2,634,458
    2,200   Chester Cnty, PA Hlth & Ed Jenners Pond
            Inc Proj (Prerefunded @ 7/01/12)........        7.625    07/01/34       2,606,802
    2,500   Crawford Cnty, PA Hosp Auth Sr Living
            Fac Rev.................................        6.250    08/15/29       2,396,450
    4,000   Dauphin Cnty, PA Gen Auth Rev Office &
            Pkg Forum Place Ser A (b)...............  6.000/5.100    01/15/25       2,324,000
    5,500   Dauphin Cnty, PA Gen Auth Rev Office &
            Pkg Riverfront Office...................        6.000    01/01/25       4,807,330

 60                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2008 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                 COUPON       MATURITY      VALUE
---------------------------------------------------------------------------------------------
            PENNSYLVANIA (CONTINUED)
$   1,000   Delaware Cnty, PA Auth First Mt White
            Horse Vlg Proj Ser A (Prerefunded @
            7/01/10)................................        7.625%   07/01/30  $    1,112,680
    1,000   Fulton Cnty, PA Indl Dev Auth Hosp Rev
            Fulton Cnty Med Ctr Proj................        5.875    07/01/31         933,420
    1,900   Fulton Cnty, PA Indl Dev Auth Hosp Rev
            Fulton Cnty Med Ctr Proj................        5.900    07/01/40       1,723,680
    2,000   Harrisburg, PA Auth Univ Rev Harrisburg
            Univ of Science Ser A...................        5.400    09/01/16       1,991,280
    6,450   Harrisburg, PA Auth Univ Rev Harrisburg
            Univ of Science Ser B...................        6.000    09/01/36       6,158,589
    4,530   Hazleton, PA Hlth Svc Auth Hazleton
            Saint Joseph's Med Ctr..................        6.200    07/01/26       4,435,776
    2,200   Indiana Cnty, PA Indl Dev Auth Pollutn
            Ctl Rev PSEG Pwr LLC Proj Rfdg (AMT)....        5.850    06/01/27       2,115,674
    1,650   Lancaster, PA Indl Dev Auth Rev Garden
            Spot Vlg Proj Ser A (Prerefunded @
            5/01/10)................................        7.625    05/01/31       1,827,887
    2,500   Lehigh Cnty, PA Gen Purp Auth Good
            Shepherd Group Ser A....................        5.625    11/01/34       2,545,650
    3,000   Lehigh Cnty, PA Gen Purp Auth Rev First
            Mtg Bible Fellowship Church Home Inc....        7.750    11/01/33       3,180,720
    3,000   Lehigh Cnty, PA Gen Purp Auth Rev First
            Mtg Bible Fellowship Church Home Inc
            Proj Ser A..............................        6.000    12/15/23       2,889,960
    3,000   Lehigh Cnty, PA Gen Purp Auth Rev
            Kidspeace Oblig Grp Rfdg................        6.000    11/01/18       2,904,030
    6,085   Lehigh Cnty, PA Gen Purp Auth Rev
            Kidspeace Oblig Grp Rfdg................        6.000    11/01/23       5,556,274
    1,790   Lehigh Cnty, PA Indl Dev Auth Hlth Fac
            Rev Lifepath Inc Proj...................        6.100    06/01/18       1,672,451
    4,000   Lehigh Cnty, PA Indl Dev Auth Hlth Fac
            Rev Lifepath Inc Proj...................        6.300    06/01/28       3,603,920
    4,180   Montgomery Cnty, PA Higher Ed & Hlth
            Auth Rev Impt & Rfdg....................        6.875    04/01/36       4,221,089
    1,271   Montgomery Cnty, PA Indl Dev Auth Rev
            First Mtg The Meadowood Corp Proj Rfdg
            Ser A...................................        6.000    12/01/10       1,271,483
    1,000   Montgomery Cnty, PA Indl Dev Auth Rev
            First Mtg The Meadowood Corp Proj Rfdg
            Ser A...................................        6.250    12/01/17       1,000,350
    3,000   Montgomery Cnty, PA Indl Dev Auth Rev
            Hlthcare Adv Geriatric Ser A............        8.375    07/01/23       3,003,240
    1,500   Montgomery Cnty, PA Indl Dev Auth Rev
            Mtg Whitemarsh Continuing Care Proj.....        6.125    02/01/28       1,401,660
    6,950   Montgomery Cnty, PA Indl Dev Auth Rev
            Mtg Whitemarsh Continuing Care Proj.....        6.250    02/01/35       6,445,430

See Notes to Financial Statements                                             61

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2008 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                 COUPON       MATURITY      VALUE
---------------------------------------------------------------------------------------------
            PENNSYLVANIA (CONTINUED)
$   2,410   Montgomery Cnty, PA Indl Dev Auth Rev
            Wordsworth Academy (a)..................        7.750%   09/01/14  $    2,412,964
    1,600   Mount Lebanon, PA Hosp Auth Saint Clair
            Mem Hosp Ser A..........................        5.625    07/01/32       1,614,128
    2,235   Northeastern, PA Hosp & Ed Auth Hlthcare
            Rev.....................................        7.125    10/01/29       2,257,060
    2,900   Pennsylvania Econ Dev Fin Auth Exempt
            Fac Rev Amtrak Proj Ser A (AMT).........        6.125    11/01/21       2,975,806
    2,755   Pennsylvania Econ Dev Fin Auth Exempt
            Fac Rev Amtrak Proj Ser A (AMT).........        6.250    11/01/31       2,775,222
    3,000   Pennsylvania Econ Dev Fin Auth Exempt
            Fac Rev Amtrak Proj Ser A (AMT).........        6.375    11/01/41       3,052,170
    2,650   Pennsylvania Econ Dev Fin Auth Exempt
            Fac Rev Amtrak Proj Ser A (AMT).........        6.500    11/01/16       2,781,387
    7,000   Pennsylvania Econ Dev Fin Auth Exempt
            Fac Rev Reliant Energy Ser B (AMT)......        6.750    12/01/36       7,073,710
    5,000   Pennsylvania Econ Dev Fin Auth Exempt
            Fac Rev Reliant Energy Seward Ser A
            (AMT)...................................        6.750    12/01/36       5,052,650
    2,230   Pennsylvania Econ Dev Fin Northwestn
            Human Svc Ser A.........................        5.250    06/01/28       1,901,610
    5,000   Pennsylvania St Higher Ed Fac La Salle
            Univ....................................        5.500    05/01/34       4,931,800
      985   Pennsylvania St Higher Ed Student Assn
            Inc Proj Ser A..........................        6.750    09/01/32       1,015,781
    1,565   Pennsylvania St Higher Ed UPMC Hlth Sys
            Ser A...................................        6.000    01/15/31       1,658,290
    1,500   Philadelphia, PA Auth for Indl Cathedral
            Vlg Proj Ser A..........................        6.875    04/01/34       1,548,945
    2,600   Philadelphia, PA Auth for Indl Dev
            Baptist Home of Philadelphia Ser A......        5.500    11/15/18       2,437,604
    5,485   Philadelphia, PA Auth for Indl Dev
            Baptist Home of Philadelphia Ser A......        5.600    11/15/28       4,916,315
    3,050   Philadelphia, PA Auth for Indl Pauls Run
            Ser A...................................        5.875    05/15/28       3,115,697
    1,090   Philadelphia, PA Auth Indl Dev Cathedral
            Vlg Proj Ser A..........................        6.750    04/01/23       1,120,128
    8,500   Philadelphia, PA Auth Indl Dev Rev Coml
            Dev Rfdg (AMT)..........................        7.750    12/01/17       8,508,925
    2,180   Philadelphia, PA Hosp & Higher Ed Fac
            Auth Hosp Rev Rfdg......................        6.500    07/01/27       2,186,496
      680   Philadelphia, PA Hosp & Higher Ed Fac
            Auth Rev Centralized Comp Human Svc Ser
            A.......................................        6.125    01/01/13         651,950
    4,000   Philadelphia, PA Hosp & Higher Ed Fac
            Auth Rev Centralized Comp Human Svc Ser
            A.......................................        7.250    01/01/21       4,098,840

 62                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2008 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                 COUPON       MATURITY      VALUE
---------------------------------------------------------------------------------------------
            PENNSYLVANIA (CONTINUED)
$  10,195   Philadelphia, PA Rfdg Ser A (FSA Insd)
            (e).....................................        5.250%   12/15/26  $   10,858,146
    5,110   Philadelphia, PA Rfdg Ser A (FSA Insd)
            (e).....................................        5.250    12/15/27       5,442,386
    4,190   Pittsburgh, PA Wtr & Swr Auth Wtr & Swr
            Sys Rev 1st Lien Ser D-1 (FSA Insd)
            (d).....................................        5.000    09/01/24       4,373,773
    5,425   Pittsburgh, PA Wtr & Swr Auth Wtr & Swr
            Sys Rev 1st Lien Ser D-1 (FSA Insd)
            (d).....................................        5.000    09/01/25       5,640,373
    4,300   Susquehanna Area Regl Arpt Auth PA Sys
            Rev Ser A (AMT).........................        6.500    01/01/38       4,328,595
    2,500   Westmoreland Cnty, PA Indl Dev Hlthcare
            Fac Redstone Ser B (Prerefunded @
            11/15/10)...............................        8.000    11/15/23       2,827,825
                                                                               --------------
                                                                                  268,809,211
                                                                               --------------
            RHODE ISLAND  0.3%
    2,000   Rhode Island St Econ Dev Corp Rev Oblig
            Providence Pl...........................        7.250    07/01/20       2,022,260
    7,310   Rhode Island St Hlth & Ed Bldg Hosp Fin
            Lifespan Oblig Grp
            (Prerefunded @ 8/15/12).................        6.500    08/15/32       8,276,894
    1,400   Tiverton, RI Spl Oblig Tax Mount Hope
            Bay Vlg Ser A...........................        6.875    05/01/22       1,465,646
                                                                               --------------
                                                                                   11,764,800
                                                                               --------------
            SOUTH CAROLINA  1.5%
    2,500   Lancaster Cnty, SC Assmt Rev Edenmoor
            Impt Dist Ser B (Acquired 5/19/06, Cost
            $2,500,000) (c).........................        5.750    12/01/37       2,113,550
    4,080   Laurens Cnty, SC Sch Dist No 55
            Installment Pur Rev.....................        5.250    12/01/30       3,856,212
    1,450   Loris, SC Cmnty Hosp Dist Hosp
            Rev Ser B...............................        5.625    01/01/29       1,451,813
    1,700   Medical Univ SC Hosp Auth Rfdg Ser A
            (Prerefunded @ 8/15/12).................        6.375    08/15/27       1,923,006
   10,995   Piedmont Muni Pwr Agy SC Elec Rev (MBIA
            Insd) (e)...............................        5.375    01/01/25      12,178,722
    7,000   Richland Cnty, SC Environmental Impt Rev
            Intl Paper Ser A (AMT)..................        6.100    04/01/23       7,006,440
      298   South Carolina Jobs Econ Dev Auth Econ
            Dev Rev Westminster Presbyterian Ctr (a)
            (j).....................................        6.750    11/15/10         316,273
      500   South Carolina Jobs Econ Dev Auth Econ
            Dev Rev Westminster Presbyterian Ctr
            (Prerefunded @ 11/15/10)................        7.500    11/15/20         568,840
      495   South Carolina Jobs Econ Dev Auth Fac
            Rev Palmetto Hlth Ser C (Prerefunded @
            8/01/13)................................        6.375    08/01/34         567,834
    1,200   South Carolina Jobs Econ Dev Auth Hlth
            Fac Rev First Mtg Lutheran Homes Rfdg...        5.650    05/01/18       1,110,084

See Notes to Financial Statements                                             63

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2008 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                 COUPON       MATURITY      VALUE
---------------------------------------------------------------------------------------------
            SOUTH CAROLINA (CONTINUED)
$   9,900   South Carolina Jobs Econ Dev Auth Hosp
            Fac Rev Palmetto Hlth Alliance Rfdg Ser
            A.......................................        6.250%   08/01/31  $   10,130,967
    5,000   South Carolina Jobs Econ Dev Auth Hosp
            Fac Rev Palmetto Hlth Alliance Ser A....        6.125    08/01/23       5,172,550
    1,200   South Carolina Jobs Econ Dev Auth Rev
            Woodlands at Furman Proj Ser A..........        6.000    11/15/27       1,132,344
    1,700   South Carolina Jobs Econ Dev Auth Rev
            Woodlands at Furman Proj Ser A..........        6.000    11/15/37       1,544,790
    3,200   South Carolina Jobs Econ Dev Auth Rev
            Woodlands at Furman Proj Ser A..........        6.000    11/15/42       2,866,784
    2,540   South Carolina Jobs Econ Dev First Mtg
            Lutheran Homes Rfdg.....................        5.700    05/01/26       2,258,466
    3,000   South Carolina Jobs Econ Dev First Mtg
            Westley Com Proj
            (Prerefunded @ 10/01/10)................        7.750    10/01/24       3,415,770
    1,650   South Carolina Jobs Econ Episcopal Home
            Still Proj Ser A........................        6.250    05/15/25       1,635,480
    3,350   South Carolina Jobs Econ Episcopal Home
            Still Proj Ser A........................        6.375    05/15/32       3,295,362
    4,005   South Carolina Jobs Econ Palmetto Hlth
            Ser C (Prerefunded @ 8/01/13)...........        6.375    08/01/34       4,604,549
    5,015   Tobacco Settlement Rev Mgmt Auth SC Tob
            Settlement Rev Ser B....................        6.375    05/15/28       5,052,161
                                                                               --------------
                                                                                   72,201,997
                                                                               --------------
            SOUTH DAKOTA  0.7%
    3,750   Minnehaha Cnty, SD Hlth Fac Bethany
            Lutheran Home Proj Ser A (Prerefunded @
            12/01/12)...............................        7.000    12/01/35       4,315,650
    2,000   Minnehaha Cnty, SD Hlth Fac Rev Bethany
            Lutheran Rfdg...........................        5.375    12/01/27       1,759,680
    2,315   Minnehaha Cnty, SD Hlth Fac Rev Bethany
            Lutheran Rfdg...........................        5.500    12/01/35       1,987,358
    6,285   Sioux Falls, SD Hlth Fac Rev Dow Rummel
            Vlg Proj Rfdg...........................        5.000    11/15/26       5,300,643
    3,250   Sioux Falls, SD Hlth Fac Rev Dow Rummel
            Vlg Proj Rfdg...........................        5.000    11/15/33       2,601,040
    1,750   Sioux Falls, SD Hlth Fac Rev Dow Rummel
            Vlg Proj Ser A (Prerefunded @
            11/15/12)...............................        6.625    11/15/23       2,007,355
    3,250   Sioux Falls, SD Hlth Fac Rev Dow Rummel
            Vlg Proj Ser A (Prerefunded @
            11/15/12)...............................        6.750    11/15/33       3,744,748
    9,475   Sioux Falls, SD Multi-Family Rev Hsg Inn
            on Westport Proj Rfdg A1 (Acquired
            8/04/06, Cost $9,475,000) (c)...........        6.000    03/01/40       8,342,927
    1,600   Winner, SD Econ Dev Rev Winner Regl
            Hlthcare Ctr Rfdg (a)...................        6.000    04/01/28       1,505,424
                                                                               --------------
                                                                                   31,564,825
                                                                               --------------

 64                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2008 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                 COUPON       MATURITY      VALUE
---------------------------------------------------------------------------------------------
            TENNESSEE  2.8%
$   1,500   Blount Cnty, TN Hlth & Ed Fac Brd Rev
            Asbury Inc Rfdg Ser A...................        5.125%   04/01/23  $    1,355,040
    1,000   Elizabethton, TN Hlth & Ed Fac Brd Rev
            Hosp First Mtg Impt & Rfdg Ser B
            (Prerefunded @ 7/01/12).................        8.000    07/01/33       1,209,870
    1,200   Johnson City, TN Hlth & Ed Appalachian
            Christian Vlg Proj Ser A................        6.000    02/15/19       1,167,132
    1,000   Johnson City, TN Hlth & Ed Appalachian
            Christian Vlg Proj Ser A................        6.000    02/15/24         959,190
    8,330   Johnson City, TN Hlth & Ed Fac Brd Hosp
            Rev First Mtg Mtn St Hlth Rfdg Ser A....        5.500    07/01/36       7,929,827
    5,000   Johnson City, TN Hlth & Ed Fac Brd Hosp
            Rev First Mtg Mtn St Hlth Rfdg Ser A
            (Prerefunded @ 7/01/12).................        7.500    07/01/25       5,958,550
    7,000   Johnson City, TN Hlth & Ed Fac Brd Hosp
            Rev First Mtg Mtn St Hlth Rfdg Ser A
            (Prerefunded @ 7/01/12).................        7.500    07/01/33       8,341,970
    1,200   Johnson City, TN Hlth & Ed Fac Brd
            Retirement Fac Rev Appalachian Christian
            Vlg Proj Ser A..........................        6.250    02/15/32       1,147,788
    7,000   Knox Cnty, TN Hlth Ed & Hsg Fac Brd Hosp
            Fac Rev Baptist Hlth Sys East TN........        6.500    04/15/31       7,269,500
    2,700   Knox Cnty, TN Hlth Ed Hosp Fac Impt East
            TN Hosp Rfdg Ser B......................        5.750    07/01/33       2,701,026
    2,235   Memphis, TN Hlth Ed & Hsg Fac Brd
            Multi-Family Hsg Rev (AMT)..............        6.700    11/01/37       2,222,037
    4,850   Metropolitan Govt Nashville & Davidson
            Blakeford at Green Hills Rfdg...........        5.650    07/01/24       4,474,367
    1,900   Shelby Cnty, TN Hlth & Ed Germantown Vlg
            Ser A...................................        7.000    12/01/23       1,843,323
    8,000   Shelby Cnty, TN Hlth & Ed Germantown Vlg
            Ser A...................................        7.250    12/01/34       7,892,480
    6,000   Shelby Cnty, TN Hlth & Ed Hsg Fac Brd
            Rev Ser 2899 (FSA Insd) (Acquired
            5/30/08, Cost $6,555,360) (c) (d) (h)...       11.680    03/01/16       6,555,360
   10,000   Shelby Cnty, TN Hlth Ed & Hsg Fac Brd
            Hosp Rev Methodist Hlthcare (e).........        6.500    09/01/21      11,373,400
    2,025   Shelby Cnty, TN Hlth Ed & Hsg Fac Brd
            Residential Care Germantown Vlg Ser A...        6.375    12/01/13       1,904,310
      375   Shelby Cnty, TN Hlth Ed & Hsg Fac Brd
            Rev Hlthcare Fac Kirby Pines Ser A......        6.250    11/15/16         376,354
    7,000   Shelby Cnty, TN Hlth Ed & Hsg Fac Brd
            Rev Hlthcare Fac Kirby Pines Ser A......        6.375    11/15/25       6,923,560
    4,500   Sullivan Cnty, TN Hlth Ed & Hsg Fac Brd
            Hosp Rev Wellmont Hlth Sys Proj
            (Prerefunded @ 9/01/12).................        6.250    09/01/32       5,084,190

See Notes to Financial Statements                                             65

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2008 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                 COUPON       MATURITY      VALUE
---------------------------------------------------------------------------------------------
            TENNESSEE (CONTINUED)
$  10,000   Sullivan Cnty, TN Hlth Ed & Hsg Fac Brd
            Hosp Rev Wellmont Hlth Sys Proj Ser C...        5.250%   09/01/36  $    9,097,700
   36,000   Tennessee Energy Acquisition Corp Gas
            Rev Ser A (e)...........................        5.250    09/01/22      35,676,451
                                                                               --------------
                                                                                  131,463,425
                                                                               --------------
            TEXAS  6.9%
    1,805   Abia Dev Corp TX Arpt Fac Rev Aero
            Austin LP Proj (AMT)....................        7.250    01/01/25       1,814,404
      110   Abia Dev Corp TX Arpt Fac Rev Austin
            Belly Port Dev LLC Proj Ser A (AMT).....        6.250    10/01/08         109,827
    3,775   Abia Dev Corp TX Arpt Fac Rev Austin
            Belly Port Dev LLC Proj Ser A (AMT).....        6.500    10/01/23       3,571,678
    2,000   Abilene, TX Hlth Fac Dev Corp Retirement
            Fac Rev Sears Methodist
            Retirement Ser A........................        6.750    11/15/28       2,003,800
    5,000   Abilene, TX Hlth Fac Dev Corp Retirement
            Fac Rev Sears Methodist
            Retirement Ser A........................        7.000    11/15/33       5,157,800
    7,660   Angelina & Neches Riv Auth TX Indl Dev
            Corp Environmental Aspen Pwr LLC Proj
            Ser A (AMT).............................        6.500    11/01/29       6,256,458
    1,700   Atlanta, TX Hosp Auth Fac Rev...........        6.750    08/01/29       1,707,225
    2,500   Austin, TX Convention Enterprises Inc
            Convention Ctr Second Tier Rfdg Ser B...        5.750    01/01/34       2,216,850
    1,000   Austin, TX Convention Enterprises Inc
            First Tier Ser A (Prerefunded @
            1/01/11)................................        6.700    01/01/28       1,096,220
    1,965   Austin-Bergstorm Landhost Enterprises
            Inc TX Arpt Hotel Sr Ser A..............        6.750    04/01/27       1,453,569
      750   Bexar Cnty, TX Hlth Fac Dev Corp Army
            Retirement Residence Proj (Prerefunded @
            7/01/12)................................        6.125    07/01/22         845,348
    1,000   Bexar Cnty, TX Hlth Fac Dev Corp Army
            Retirement Residence Proj (Prerefunded @
            7/01/12)................................        6.300    07/01/32       1,133,810
    3,315   Bexar Cnty, TX Hsg Fin Corp Multi-Family
            Hsg Rev Woodland Ridge Apt Proj Ser A
            (AMT)...................................        7.000    01/01/39       3,390,582
    5,000   Brazos Riv Auth TX Pollutn Ctl Rev TXU
            Energy Co Proj Rfdg Ser A (AMT).........        6.750    04/01/38       4,825,100
    9,500   Brazos Riv Auth TX Pollutn Ctl Rev TXU
            Energy Co Proj Rfdg Ser B (AMT).........        6.300    07/01/32       7,983,990
   10,000   Brazos Riv Auth TX Pollutn TX Util Co
            Ser A (AMT).............................        7.700    04/01/33       9,977,500
    1,000   Brazos Riv Auth TX Rev Reliant Energy
            Inc Proj Rfdg Ser A.....................        5.375    04/01/19         917,380

 66                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2008 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                 COUPON       MATURITY      VALUE
---------------------------------------------------------------------------------------------
            TEXAS (CONTINUED)
$   2,000   Comal Cnty, TX Hlth Fac Dev Hlthcare Sys
            McKenna Mem Proj Ser A (Prerefunded @
            2/01/13)................................        6.125%   02/01/22  $    2,250,460
    6,000   Dallas Cnty, TX Flood Ctl Dist No 1
            Rfdg....................................        7.250    04/01/32       6,189,720
    1,000   Dallas-Fort Worth, TX Intl Arpt Impt Jt
            Ser A (FGIC Insd) (AMT).................        6.000    11/01/28       1,008,450
    3,000   Dallas-Fort Worth, TX Intl Arpt Impt Jt
            Ser A (FGIC Insd) (AMT).................        6.000    11/01/32       3,022,890
    4,000   Dallas-Fort Worth, TX Intl Arpt Rev Jt
            Ser C (MBIA Insd) (AMT).................        6.250    11/01/28       4,059,120
    8,000   Decatur, TX Hosp Auth Hosp Wise Regl
            Hlth Sys Ser A..........................        7.000    09/01/25       8,158,640
    5,000   Decatur, TX Hosp Auth Hosp Wise Regl
            Hlth Sys Ser A..........................        7.125    09/01/34       5,143,600
      920   Grand Prairie, TX Hsg Fin Corp (b)......  7.500/3.750    07/01/17         823,510
    1,000   Grand Prairie, TX Hsg Fin Corp (a)
            (b).....................................  7.625/3.813    01/01/20         881,890
    7,390   Grand Prairie, TX Hsg Fin Corp (b)......  7.750/2.580    01/01/34       6,206,344
    1,980   Grapevine, TX Indl Dev Corp Rev Sr Air
            Cargo (AMT).............................        6.500    01/01/24       1,996,196
    1,170   Gregg Cnty, TX Hlth Fac Dev Corp Hosp
            Rev Good Shepherd Ser A.................        6.375    10/01/21       1,223,118
    2,070   Gregg Cnty, TX Hlth Fac Dev Corp Hosp
            Rev Good Shepherd Ser A.................        6.500    10/01/26       2,162,467
    1,830   Gregg Cnty, TX Hlth Fac Dev Corp Hosp
            Rev Good Shepherd Ser A (Prerefunded @
            10/01/12)...............................        6.375    10/01/21       2,069,346
    1,220   Gregg Cnty, TX Hlth Fac Dev Corp Hosp
            Rev Good Shepherd Ser A (Prerefunded @
            10/01/12)...............................        6.500    10/01/29       1,385,700
      780   Gregg Cnty, TX Hlth Fac Dev Corp Hosp
            Rev Good Shepherd Ser A (Prerefunded @
            10/01/12) (a)...........................        6.500    10/01/29         811,177
    1,050   Gulf Coast Waste Disp Auth Valero Energy
            Corp Proj (AMT).........................        5.700    04/01/32         980,658
    6,335   Harris Cnty, TX Hlth Fac Dev Corp Rev St
            Lukes Episcopal Hosp Ser A (e)..........        5.500    02/15/19       6,849,319
    3,295   Harris Cnty, TX Hlth Fac Dev Corp Rev St
            Lukes Episcopal Hosp Ser A (e)..........        5.625    02/15/17       3,562,511
    1,385   Harris Cnty, TX Hlth Fac Dev Corp Rev St
            Lukes Episcopal Hosp Ser A (Prerefunded
            @ 8/15/11) (e)..........................        5.625    02/15/18       1,497,444
    4,300   HFDC Cent TX Inc Retirement Ser A.......        5.500    02/15/27       3,718,855
    5,550   HFDC Cent TX Inc Retirement Ser A.......        5.500    02/15/37       4,622,817
    8,100   HFDC Cent TX Inc Retirement Ser A.......        5.625    11/01/26       7,162,506
    2,000   HFDC Cent TX Inc Retirement Ser A.......        5.750    11/01/36       1,726,060
    5,465   Hidalgo Cnty, TX Hlth Svc Mission Hosp
            Inc Proj (Prerefunded @ 8/15/08)........        6.875    08/15/26       5,493,527

See Notes to Financial Statements                                             67

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2008 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                 COUPON       MATURITY      VALUE
---------------------------------------------------------------------------------------------
            TEXAS (CONTINUED)
$   1,500   Hopkins Cnty, TX Hosp Dist Hosp Rev.....        6.000%   02/15/33  $    1,499,835
    2,000   Hopkins Cnty, TX Hosp Dist Hosp Rev.....        6.000    02/15/38       1,991,540
      500   Houston, TX Hlth Fac Dev Corp Buckingham
            Sr Living Cmnty Ser A (Prerefunded @
            2/15/14)................................        7.000    02/15/23         600,810
    4,000   Houston, TX Hlth Fac Dev Corp Buckingham
            Sr Living Cmnty Ser A (Prerefunded @
            2/15/14)................................        7.125    02/15/34       4,830,000
    3,985   Houston, TX Indl Dev Corp Rev Sr Air
            Cargo (AMT).............................        6.375    01/01/23       3,998,031
   20,000   Houston, TX Util Sys Rev First Lien Rfdg
            Ser A (MBIA Insd) (e)...................        5.250    05/15/27      20,797,200
    2,500   Lubbock, TX Hlth Fac Dev Corp Rev First
            Mtg Carillon Proj Rfdg Ser A............        6.500    07/01/26       2,461,975
    5,000   Lubbock, TX Hlth Fac Dev Corp Rev First
            Mtg Carillon Proj Rfdg Ser A............        6.625    07/01/36       4,958,700
    1,500   Lubbock, TX Hlth Fac Dev Corp Rev First
            Mtg Carillon Proj Ser A (Prerefunded @
            7/01/09)................................        6.500    07/01/29       1,601,235
    2,500   Lufkin, TX Hlth Fac Dev Corp Hlth Sys
            Rev Mem Hlth Sys East TX................        5.500    02/15/37       2,332,825
    2,605   Mc Allen, TX Indpt Sch Dist Rfdg (PSF
            Gtd) (d)................................        5.000    02/15/23       2,710,112
    2,735   Mc Allen, TX Indpt Sch Dist Rfdg (PSF
            Gtd) (d)................................        5.000    02/15/24       2,838,903
    2,875   Mc Allen, TX Indpt Sch Dist Rfdg (PSF
            Gtd) (d)................................        5.000    02/15/25       2,977,465
    3,025   Mc Allen, TX Indpt Sch Dist Rfdg (PSF
            Gtd) (d)................................        5.000    02/15/26       3,123,918
    8,570   Meadow Parc Dev Inc TX Multi-Family Rev
            Hsg Meadow Parc Apt Proj................        6.500    12/01/30       8,577,713
    1,000   Mesquite, TX Hlth Fac Dev Corp
            Retirement Fac Christian Care Ctr Ser A
            (Prerefunded @ 2/15/10).................        7.625    02/15/28       1,095,600
      800   Metropolitan Hlth Fac Dev Corp TX Wilson
            N Jones Mem Hosp Proj...................        6.625    01/01/11         798,440
    2,500   Metropolitan Hlth Fac Dev Corp TX Wilson
            N Jones Mem Hosp Proj...................        7.250    01/01/31       2,535,075
    2,000   Midlothian, TX Dev Auth Tax (Acquired
            12/02/04, Cost $2,000,000) (c)..........        6.200    11/15/29       1,965,260
    2,000   Midlothian, TX Dev Auth Tax (Prerefunded
            @ 5/15/11)..............................        7.875    11/15/26       2,310,320
    3,335   North, TX Muni Wtr Dist TX Wtr Sys Rev
            Ser 2898 (FSA Insd) (Acquired 5/30/08,
            Cost $3,540,803) (a) (c) (d) (h)........       10.926    09/01/14       3,540,803

 68                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2008 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                 COUPON       MATURITY      VALUE
---------------------------------------------------------------------------------------------
            TEXAS (CONTINUED)
$   3,585   Orange, TX Hsg Dev Corp Multi-Family Rev
            Hsg Vlg at Pine Hallow..................        8.000%   03/01/28  $    3,695,848
    3,000   Richardson, TX Hosp Auth Rev Richardson
            Regl Impt & Rfdg........................        6.000    12/01/34       2,941,530
   20,000   SA Energy Acquisition Pub Fac Corp TX
            Gas Supply Rev Gas Supply Rev (e).......        5.500    08/01/21      20,323,162
    2,000   Sabine River Auth TX Pollutn Ctl Rev TX
            Elec Proj Rfdg Ser A (AMT)..............        6.450    06/01/21       1,784,080
    1,780   San Antonio, TX Hsg Fin Corp
            Multi-Family Hsg Rev Marbach Manor Apt
            Proj Ser A (AMT) (l)....................        8.125    06/01/27       1,509,725
    4,000   Tarrant Cnty, TX Cultural Ed Fac Fin
            Corp Retirement Fac Air Force Vlg Oblig
            Group...................................        5.125    05/15/37       3,623,280
    1,250   Tarrant Cnty, TX Cultural Ed Northwest
            Sr Hsg Edgemere Proj Ser A..............        6.000    11/15/26       1,239,638
    2,000   Texas St Pub Fin Auth Sch Excellence Ed
            Proj Ser A (Acquired 12/02/04, Cost
            $1,986,049) (c).........................        7.000    12/01/34       2,055,000
    1,000   Texas St Student Hsg Corp MSU Proj
            Midwestern St Univ......................        6.500    09/01/22       1,037,490
    4,375   Texas St Student Hsg Corp MSU Proj
            Midwestern St Univ......................        6.500    09/01/34       4,447,319
   15,000   Texas Wtr Dev Brd Rev St Revolving Fd
            Sub Lien Ser A..........................        5.000    07/15/25      15,658,200
    6,200   Tomball, TX Hosp Auth Rev Hosp Tomball
            Regl Hosp...............................        6.000    07/01/29       6,241,168
    3,110   Tyler, TX Hlth Fac Dev Corp Hosp Rev &
            Impt East TX Med Ctr Rfdg...............        5.250    11/01/32       2,747,685
   10,000   University, TX Univ Rev Fin Sys Ser D
            (Prerefunded @ 8/15/14) (e).............        5.000    08/15/29      10,926,300
   15,000   University, TX Univ Rev Fin Sys Ser D
            (Prerefunded @ 8/15/14) (e).............        5.000    08/15/34      16,389,450
    7,585   Wichita Cnty, TX Hlth Fac Rolling
            Meadows Fac Rfdg Ser A..................        6.250    01/01/28       7,437,699
    4,500   Woodhill Pub Fac Corp TX Hsg-Woodhill
            Apt Proj................................        7.500    12/01/29       4,233,600
                                                                               --------------
                                                                                  321,304,800
                                                                               --------------
            UTAH  0.3%
    1,397   Eagle Mountain, UT Spl Assmt Spl Impt
            Dist No 2000 1..........................        8.250    02/01/21       1,464,643
      500   Hildale, UT Elec Rev Gas Turbine Elec
            Fac Proj (a) (l) (m)....................        7.600    09/01/06         135,000
    1,000   Hildale, UT Elec Rev Gas Turbine Elec
            Fac Proj (l) (m)........................        7.800    09/01/15         270,000

See Notes to Financial Statements                                             69

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2008 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                 COUPON       MATURITY      VALUE
---------------------------------------------------------------------------------------------
            UTAH (CONTINUED)
$   9,145   Mountain Regl Wtr Spl Svc Dist UT Spl
            Impt Dist No 2002-1.....................        7.000%   12/01/18  $    9,178,196
    2,300   Utah St Hsg Fin Agy Rev RHA Cmnty Svc
            Proj Ser A..............................        6.875    07/01/27       2,260,279
                                                                               --------------
                                                                                   13,308,118
                                                                               --------------
            VERMONT  0.3%
    1,155   Vermont Econ Dev Auth Rev Mtg Wake Robin
            Corp Proj Ser B (Prerefunded @
            3/01/09)................................        6.750    03/01/24       1,216,977
    1,375   Vermont Ed & Hlth Bldg Fin Agy Rev
            Bennington College Proj (a).............        6.500    10/01/14       1,396,684
    4,130   Vermont Ed & Hlth Bldg Fin Agy Rev
            Bennington College Proj.................        6.625    10/01/29       4,136,814
    1,290   Vermont Ed & Hlth Bldg Fin Agy Rev Dev &
            Mental Hlth Ser A.......................        6.375    06/15/22       1,340,258
    2,170   Vermont Ed & Hlth Bldg Fin Agy Rev Dev &
            Mental Hlth Ser A.......................        6.500    06/15/32       2,232,518
      250   Vermont Ed & Hlth Bldg Fin Agy Rev VT
            Council Dev Mental Hlth Ser A...........        6.000    12/15/09         258,420
    1,930   Vermont Ed & Hlth Bldg Fin Agy Rev VT
            Council Dev Mental Hlth Ser A...........        6.125    12/15/14       1,994,713
    1,325   Vermont Ed & Hlth Bldg Fin Agy Rev VT
            Council Dev Mental Hlth Ser A...........        6.250    12/15/19       1,359,119
                                                                               --------------
                                                                                   13,935,503
                                                                               --------------
            VIRGINIA  2.2%
    1,400   Albemarle Cnty, VA Indl Dev Auth
            Residential Care Fac Mt Westminster
            Canterbury Rfdg.........................        5.000    01/01/24       1,350,720
    2,500   Albemarle Cnty, VA Indl Dev Auth
            Residential Care Fac Ser A (Prerefunded
            @ 1/01/12)..............................        6.200    01/01/31       2,767,750
    2,000   Bedford Cnty, VA Indl Dev Auth Nekoosa
            Packaging Proj Rfdg (AMT)...............        6.300    12/01/25       1,788,740
    1,900   Bedford Cnty, VA Indl Dev Auth Nekoosa
            Packaging Proj Rfdg Ser A (AMT).........        6.550    12/01/25       1,745,549
      530   Bell Creek Cmnty Dev Auth VA Spl Assmt
            Ser A...................................        6.750    03/01/22         539,174
    3,785   Bell Creek Cmnty Dev Auth VA Spl Assmt
            Ser B (a)...............................        7.000    03/01/32       3,928,224
   10,000   Broad Str Cmnty Dev Auth VA.............        7.500    06/01/33      10,535,400
    1,463   Celebrate, VA North Cmnty Dev Auth Spl
            Assmt Rev Celebrate VA North Proj Ser
            B.......................................        6.600    03/01/25       1,476,474
    8,000   Celebrate, VA North Cmnty Dev Auth Spl
            Assmt Rev Celebrate VA North Proj Ser
            B.......................................        6.750    03/01/34       8,015,600
    5,000   Celebrate, VA South Cmnty Dev Celebrate
            VA South Proj...........................        6.250    03/01/37       4,385,100

 70                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2008 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                 COUPON       MATURITY      VALUE
---------------------------------------------------------------------------------------------
            VIRGINIA (CONTINUED)
$   3,000   Chesterfield Cnty, VA Hlth Ctr Commn
            Residential Care Fac Lucy Corr Vlg Ser
            A.......................................        6.125%   12/01/30  $    3,000,960
    3,500   Chesterfield Cnty, VA Hlth Ctr Commn
            Residential Care Fac Lucy Corr Vlg Ser
            A.......................................        6.250    12/01/38       3,501,085
    4,000   Chesterfield Cnty, VA Indl Dev
            Elec & Pwr Ser A........................        5.875    06/01/17       4,238,400
    2,425   Dulles Town Ctr Cmnty Dev Auth Dulles
            Town Ctr Proj...........................        6.250    03/01/26       2,431,281
    3,500   Fairfax Cnty, VA Econ Dev Auth Living
            Lewinsville Retirement Villa Ser A......        5.250    03/01/32       2,949,730
    4,500   Farms New Kent, VA Cmnty Dev Ser B......        5.450    03/01/36       3,430,935
    4,750   Farms New Kent, VA Cmnty Dev Ser C......        5.800    03/01/36       3,745,898
    4,000   Henrico Cnty, VA Econ Dev Auth
            Residential Care Fac Rev Utd Methodist
            Rfdg Ser A..............................        6.500    06/01/22       4,090,880
    3,000   Henrico Cnty, VA Econ Dev Auth
            Residential Care Fac Rev Utd Methodist
            Rfdg Ser A (Prerefunded @ 6/01/12)......        6.700    06/01/27       3,155,688
    5,200   Isle Wight Cnty, VA Indl Dev Auth
            Environment Impt Rev Ser A (AMT)........        5.700    11/01/27       4,782,596
    1,200   James City Cnty, VA Indl Dev Auth
            Residential Care Fac Rev First Mtg
            Williamsburg Rfdg Ser A.................        6.000    03/01/23       1,205,520
    3,000   James City Cnty, VA Indl Dev Auth
            Residential Care Fac Rev First Mtg
            Williamsburg Rfdg Ser A.................        6.125    03/01/32       3,014,970
      500   Norfolk, VA Redev & Hsg Auth First Mtg
            Retirement Cmnty Ser A..................        6.000    01/01/25         475,060
    1,950   Norfolk, VA Redev & Hsg Auth First Mtg
            Retirement Cmnty Ser A..................        6.125    01/01/35       1,827,559
    5,000   Peninsula Town Ctr Cmnty Dev Auth VA Spl
            Oblig...................................        6.450    09/01/37       4,638,550
    2,840   Prince William Cnty, VA Indl Dev First
            Mtg Westminster Lake Rfdg...............        5.125    01/01/26       2,588,802
    5,305   Richmond, VA Redev & Hsg Auth Multi-
            Family Rev Rfdg Ser A (a)...............        6.250    12/15/21       5,282,454
    7,000   Roanoke Cnty, VA Indl Dev Auth Glebe Inc
            Ser A...................................        6.300    07/01/35       4,398,100
    1,751   Virginia Gateway Cmnty Dev Auth VA Spl
            Assmt...................................        6.250    03/01/26       1,760,210
    3,953   Virginia Gateway Cmnty Dev Prince
            William Cnty............................        6.375    03/01/30       3,983,715

See Notes to Financial Statements                                             71

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2008 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                 COUPON       MATURITY      VALUE
---------------------------------------------------------------------------------------------
            VIRGINIA (CONTINUED)
$   1,700   Virginia Small Business Fin Auth Rev
            Indl Dev SIL Clean Wtr Proj (AMT) (l)...        7.250%   11/01/24  $       55,250
      365   Virginia Small Business Fin Indl Dev SIL
            Clean Wtr Proj (AMT) (l)................        7.250    11/01/09          11,863
                                                                               --------------
                                                                                  101,102,237
                                                                               --------------
            WASHINGTON  1.8%
    5,000   Kalispel Tribe Indians Priority Dist
            WA Rev..................................        6.750    01/01/38       4,869,900
    2,000   Kennewick, WA Pub Hosp Dist
            Impt & Rfdg.............................        6.300    01/01/25       1,923,760
      510   King Cnty, WA Pub Hosp Dist No 004
            Snoqualmie Vly Hosp.....................        7.000    12/01/11         526,519
      400   King Cnty, WA Pub Hosp Dist No 004
            Snoqualmie Vly Hosp.....................        7.250    12/01/15         412,628
    2,000   Skagit Cnty, WA Pub Hosp Dist Rfdg......        6.000    12/01/18       2,067,020
    1,000   Skagit Cnty, WA Pub Hosp Dist Rfdg......        6.000    12/01/23       1,022,990
    2,220   Tobacco Settlement Auth WA Tob
            Settlement Rev..........................        6.500    06/01/26       2,255,875
    8,315   Tobacco Settlement Auth WA Tob
            Settlement Rev..........................        6.625    06/01/32       8,372,872
   16,800   Washington St Hsg Fin Commn Nonprofit
            Custodial Rev Custodial Rcpt Wesley
            Homes Ser A (Acquired 5/07/08 Cost
            $16,800,000) (c) (d)....................        1.000    01/01/36      16,885,512
    6,100   Washington St Hsg Fin Commn Nonprofit
            Rev Skyline at First Hill Proj Ser A....        5.625    01/01/38       5,240,754
   10,320   Washington St Mtr Vehicle Fuel Ser B
            (MBIA Insd) (e).........................        5.000    07/01/26      10,680,074
   11,630   Washington St Mtr Vehicle Fuel Ser B
            (MBIA Insd) (e).........................        5.000    07/01/29      12,035,781
   17,340   Washington St Ser A (FSA Insd) (e)......        5.000    07/01/29      17,777,922
                                                                               --------------
                                                                                   84,071,607
                                                                               --------------
            WEST VIRGINIA  0.2%
    8,250   Harrison Cnty, WV Cnty Commn Solid Waste
            Disp Rev Allegheny Energy Rfdg Ser D
            (AMT)...................................        5.500    10/15/37       7,952,918
    1,250   Randolph Cnty, WV Bldg Commn Rev
            Crossover Elkins Regl Proj Rfdg.........        6.125    07/01/23       1,180,062
                                                                               --------------
                                                                                    9,132,980
                                                                               --------------
            WISCONSIN  2.1%
    6,405   Badger Tob Asset Sec Corp WI............        6.375    06/01/32       6,446,440
    4,180   Baldwin, WI Hosp Rev Mtg Ser A..........        6.375    12/01/28       4,088,876
    3,750   Hudson, WI Fac Hlthcare Rev Christian
            Cmnty Home Inc Proj.....................        6.500    04/01/33       3,719,887
    2,300   Milwaukee, WI Rev Sub Air Cargo (AMT)...        7.500    01/01/25       2,385,169

 72                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2008 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                 COUPON       MATURITY      VALUE
---------------------------------------------------------------------------------------------
            WISCONSIN (CONTINUED)
$   2,500   Waukesha, WI Redev Auth Hsg Sr Kirkland
            Crossings Proj Rfdg.....................        5.600%   07/01/41  $    2,356,425
    1,000   Wisconsin Hlth & Ed Fac Auth Rev
            Eastcastle Pl Inc Proj..................        6.000    12/01/24         934,040
    4,400   Wisconsin Hlth & Ed Fac Eastcastle Pl
            Inc Proj................................        6.125    12/01/34       4,119,148
    6,000   Wisconsin St Hlth & Ed Fac Auth Rev
            Aurora Hlthcare.........................        6.400    04/15/33       6,182,280
    8,725   Wisconsin St Hlth & Ed Fac Auth Rev
            Aurora Hlthcare Inc Ser A...............        5.600    02/15/29       8,472,411
    4,750   Wisconsin St Hlth & Ed Fac Auth Rev
            Clement Manor Rfdg......................        5.750    08/15/24       4,406,955
   10,000   Wisconsin St Hlth & Ed Fac Auth Rev
            Ministry Hlthcare Ser A (MBIA Insd)
            (e).....................................        5.250    02/15/32      10,086,100
    2,750   Wisconsin St Hlth & Ed Fac Auth Rev New
            Castle Pl Proj Ser A....................        7.000    12/01/31       2,784,265
    1,250   Wisconsin St Hlth & Ed Fac Auth Rev
            Oakwood Vlg Proj Ser A..................        7.625    08/15/30       1,328,200
    1,115   Wisconsin St Hlth & Ed Fac Auth Rev Spl
            Term Middleton Glen Inc Proj (a)........        5.750    10/01/18       1,054,656
    2,485   Wisconsin St Hlth & Ed Fac Auth Rev Spl
            Term Middleton Glen Inc Proj............        5.750    10/01/28       2,247,583
      335   Wisconsin St Hlth & Ed Fac Auth Rev Spl
            Term Middleton Glen Inc Proj (a)........        5.900    10/01/28         309,098
    1,200   Wisconsin St Hlth & Ed Fac Auth Rev
            Tomah Mem Hosp Inc Proj.................        6.500    07/01/23       1,199,340
    1,000   Wisconsin St Hlth & Ed Fac Auth Rev
            Tomah Mem Hosp Inc Proj Ser B...........        6.625    07/01/28       1,000,560
    2,000   Wisconsin St Hlth & Ed Fac Beaver Dam
            Cmnty Hosp Inc Ser A....................        6.500    08/15/24       2,009,060
    2,000   Wisconsin St Hlth & Ed Fac Beaver Dam
            Cmnty Hosp Inc Ser A....................        6.500    08/15/26       2,005,300
    1,000   Wisconsin St Hlth & Ed Fac Beaver Dam
            Cmnty Hosp Inc Ser A....................        6.750    08/15/34       1,023,470
      250   Wisconsin St Hlth & Ed Fac Blood Ctr
            Southeastn Proj.........................        5.500    06/01/24         255,375
      750   Wisconsin St Hlth & Ed Fac Blood Ctr
            Southeastn Proj.........................        5.750    06/01/34         756,428
    1,090   Wisconsin St Hlth & Ed Fac Cmnty Mem
            Hosp Inc Proj...........................        7.125    01/15/22       1,138,679
    2,355   Wisconsin St Hlth & Ed Fac Cmnty Mem
            Hosp Inc Proj...........................        7.250    01/15/33       2,468,417
    2,380   Wisconsin St Hlth & Ed Fac Divine Savior
            Hlthcare Ser C (Prerefunded @
            5/01/12)................................        7.500    05/01/32       2,738,737
      330   Wisconsin St Hlth & Ed Fac Froedert &
            Cmnty...................................        5.375    10/01/30         341,042

See Notes to Financial Statements                                             73

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2008 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                 COUPON       MATURITY      VALUE
---------------------------------------------------------------------------------------------
            WISCONSIN (CONTINUED)
$   3,000   Wisconsin St Hlth & Ed Fac Hlthcare Dev
            Inc Proj (Prerefunded @ 11/15/09).......        6.250%   11/15/28  $    3,201,570
    2,000   Wisconsin St Hlth & Ed Fac Oakwood Vlg
            Proj Ser A (Prerefunded @ 8/15/10)......        7.000    08/15/19       2,209,920
    2,250   Wisconsin St Hlth & Ed Fac Southwest
            Hlth Ctr A..............................        6.250    04/01/34       2,143,373
    3,760   Wisconsin St Hlth & Ed Fac Synergy Hlth
            Inc.....................................        6.000    11/15/23       3,826,364
    5,800   Wisconsin St Hlth & Ed Fac Synergy Hlth
            Inc.....................................        6.000    11/15/32       5,777,670
    2,750   Wisconsin St Hlth & Ed Fac Utd Lutheran
            Pgm for the Aging.......................        5.700    03/01/28       2,488,503
                                                                               --------------
                                                                                   95,505,341
                                                                               --------------
            WYOMING  0.1%
    2,000   Sweetwater Cnty, WY Solid Waste Disp Rev
            FMC Corp Proj Rfdg (AMT)................        5.600    12/01/35       1,838,860
    2,100   Teton Cnty, WY Hosp Dist Hosp Rst Johns
            Med Ctr.................................        6.750    12/01/22       2,147,670
                                                                               --------------
                                                                                    3,986,530
                                                                               --------------
            PUERTO RICO  0.1%
    5,000   Puerto Rico Indl Tourist Ed & Trans Mem
            Mennonite Gen Hosp Proj Ser A...........        6.500    07/01/26       4,777,350
                                                                               --------------

TOTAL LONG-TERM INVESTMENTS 113.9%
  (Cost $5,382,026,993)......................................................   5,295,712,879
                                                                               --------------

SHORT-TERM INVESTMENTS 1.1%
  (Cost $52,600,000).........................................................      52,600,000
                                                                               --------------

TOTAL INVESTMENTS 115.0%
  (Cost $5,434,626,993)......................................................   5,348,312,879
LIABILITY FOR FLOATING RATE NOTE OBLIGATIONS RELATED TO SECURITIES
HELD  (12.3%)
  (Cost ($574,040,000))
 (574,040)  Notes with interest rates ranging from 1.61% to 5.45% at May 31,
            2008 and contractual maturities of collateral ranging from 2017
            to 2046 (See Note 1) (n).........................................    (574,040,000)
                                                                               --------------

TOTAL NET INVESTMENTS 102.7%
  (Cost $4,860,586,993)......................................................   4,774,272,879
LIABILITIES IN EXCESS OF OTHER ASSETS  (2.7%)................................    (125,145,599)
                                                                               --------------

NET ASSETS 100.0%............................................................  $4,649,127,280
                                                                               ==============

 74                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2008 (UNAUDITED) continued

Percentages are calculated as a percentage of net assets.

*   Zero coupon bond

(a) The Fund owns 100% of the outstanding bond issuance.

(b) Interest is accruing at less than the stated coupon. Coupon is shown as stated coupon/actual coupon.

(c) This security is restricted and may be resold only in transactions exempt from registration which are normally those transactions with qualified institutional buyers. Restricted securities comprise 3.8% of net assets.

(d) Security purchased on a when-issued or delayed delivery basis.

(e) Underlying security related to Inverse Floaters entered into by the Fund. See Note 1.

(f) 144A-Private Placement security which is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(g) Security includes a feature allowing the Fund an option on any interest rate payment date to offer the security for sale at par. The sale is contingent upon market conditions.

(h) Variable Rate Coupon.

(i) Security is a "step-up" bond where the coupon increases or steps up at a predetermined date.

(j) Escrowed to Maturity.

(k) Inverse Floating Rate.

(l) Non-income producing security.

(m) This issuer is currently in liquidation.

(n) Floating Rate Notes. The interest rate shown reflects the rates in effect at May 31, 2008.

ACA--American Capital Access

AGL--Assured Guaranty Ltd.

AMBAC--AMBAC Indemnity Corp.

AMT--Alternative Minimum Tax

CIFG--CDC IXIS Financial Guaranty

FGIC--Financial Guaranty Insurance Co.

FHA--Federal Housing Administration

FSA--Financial Security Assurance Inc.

GNMA--Government National Mortgage Association

GTY AGMT--Guarantee Agreement

LOC--Letter of Credit

MBIA--Municipal Bond Investors Assurance Corp.

PSF--Public School Fund

XLCA--XL Capital Assurance Inc.

See Notes to Financial Statements                                             75

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
May 31, 2008 (Unaudited)

ASSETS:
Total Investments (Cost $5,434,626,993).....................  $5,348,312,879
Receivables:
  Investments Sold..........................................     148,399,631
  Interest..................................................      85,727,079
  Fund Shares Sold..........................................      11,609,610
Other.......................................................         277,315
                                                              --------------
    Total Assets............................................   5,594,326,514
                                                              --------------
LIABILITIES:
Payables:
  Floating Rate Note Obligations............................     574,040,000
  Investments Purchased.....................................     345,777,574
  Fund Shares Repurchased...................................      11,789,249
  Income Distributions......................................       5,120,485
  Custodian Bank............................................       3,601,004
  Investment Advisory Fee...................................       1,982,218
  Distributor and Affiliates................................       1,878,677
Trustees' Deferred Compensation and Retirement Plans........         404,768
Accrued Expenses............................................         605,259
                                                              --------------
    Total Liabilities.......................................     945,199,234
                                                              --------------
NET ASSETS..................................................  $4,649,127,280
                                                              ==============
NET ASSETS CONSIST OF:
Capital (Par value of $0.01 per share with an unlimited
  number of shares authorized)..............................  $4,864,929,816
Accumulated Undistributed Net Investment Income.............       6,198,447
Net Unrealized Depreciation.................................     (86,314,114)
Accumulated Net Realized Loss...............................    (135,686,869)
                                                              --------------
NET ASSETS..................................................  $4,649,127,280
                                                              ==============
MAXIMUM OFFERING PRICE PER SHARE:
Class A Shares:
    Net asset value and redemption price per share (Based on
    net assets of $3,435,582,793 and 337,497,685 shares of
    beneficial interest issued and outstanding).............  $        10.18
    Maximum sales charge (4.75%* of offering price).........            0.51
                                                              --------------
    Maximum offering price to public........................  $        10.69
                                                              ==============
Class B Shares:
    Net asset value and offering price per share (Based on
    net assets of $454,749,263 and 44,670,747 shares of
    beneficial interest issued and outstanding).............  $        10.18
                                                              ==============
Class C Shares:
    Net asset value and offering price per share (Based on
    net assets of $743,118,118 and 73,099,324 shares of
    beneficial interest issued and outstanding).............  $        10.17
                                                              ==============
Class I Shares:
    Net asset value and offering price per share (Based on
    net assets of $15,677,106 and 1,534,682 shares of
    beneficial interest issued and outstanding).............  $        10.22
                                                              ==============

*   On sales of $100,000 or more, the sales charge will be reduced.

 76                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

FINANCIAL STATEMENTS continued

Statement of Operations
For the Six Months Ended May 31, 2008 (Unaudited)

INVESTMENT INCOME:
Interest....................................................  $ 149,749,222
                                                              -------------
EXPENSES:
Investment Advisory Fee.....................................     11,058,818
Distribution (12b-1) and Service Fees
  Class A...................................................      3,976,127
  Class B...................................................      2,369,496
  Class C...................................................      3,362,854
Interest and Residual Trust Expenses........................      7,959,388
Transfer Agent Fees.........................................        767,837
Accounting and Administrative Expenses......................        358,617
Custody.....................................................        202,084
Reports to Shareholders.....................................        146,516
Professional Fees...........................................        128,345
Registration Fees...........................................         85,287
Trustees' Fees and Related Expenses.........................         50,217
Other.......................................................         57,480
                                                              -------------
    Total Expenses..........................................     30,523,066
    Less Credits Earned on Cash Balances....................         48,317
                                                              -------------
    Net Expenses............................................     30,474,749
                                                              -------------
NET INVESTMENT INCOME.......................................  $ 119,274,473
                                                              =============
REALIZED AND UNREALIZED GAIN/LOSS:
Realized Gain/Loss:
  Investments...............................................  $ (30,787,961)
  Futures...................................................       (223,387)
                                                              -------------
Net Realized Loss...........................................    (31,011,348)
                                                              -------------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................     65,397,875
  End of the Period.........................................    (86,314,114)
                                                              -------------
Net Unrealized Depreciation During the Period...............   (151,711,989)
                                                              -------------
NET REALIZED AND UNREALIZED LOSS............................  $(182,723,337)
                                                              -------------
NET DECREASE IN NET ASSETS FROM OPERATIONS..................  $ (63,448,864)
                                                              =============

See Notes to Financial Statements                                             77

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets (Unaudited)

                                                            FOR THE              FOR THE
                                                        SIX MONTHS ENDED       YEAR ENDED
                                                          MAY 31, 2008      NOVEMBER 30, 2007
                                                        -------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income.................................   $  119,274,473      $  220,556,783
Net Realized Loss.....................................      (31,011,348)         (3,361,864)
Net Unrealized Depreciation During the Period.........     (151,711,989)       (245,441,403)
                                                         --------------      --------------
Change in Net Assets from Operations..................      (63,448,864)        (28,246,484)
                                                         --------------      --------------

Distributions from Net Investment Income:
  Class A Shares......................................      (86,978,336)       (164,601,848)
  Class B Shares......................................      (11,149,340)        (25,871,396)
  Class C Shares......................................      (15,877,984)        (28,536,068)
  Class I Shares......................................         (180,952)            (44,327)
                                                         --------------      --------------
Total Distributions...................................     (114,186,612)       (219,053,639)
                                                         --------------      --------------

NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES...     (177,635,476)       (247,300,123)
                                                         --------------      --------------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold.............................      899,032,587         804,056,290
Net Asset Value of Shares Issued Through Dividend
  Reinvestment........................................       82,760,390         151,770,848
Cost of Shares Repurchased............................     (504,239,657)       (863,548,512)
                                                         --------------      --------------
NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS....      477,553,320          92,278,626
                                                         --------------      --------------
TOTAL INCREASE/DECREASE IN NET ASSETS.................      299,917,844        (155,021,497)
NET ASSETS:
Beginning of the Period...............................    4,349,209,436       4,504,230,933
                                                         --------------      --------------
End of the Period (Including accumulated undistributed
  net investment income of $6,198,447 and $1,110,586,
  respectively).......................................   $4,649,127,280      $4,349,209,436
                                                         ==============      ==============

 78                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

FINANCIAL STATEMENTS continued

Statement of Cash Flows
For the Six Months Ended May 31, 2008 (Unaudited)

CHANGE IN NET ASSETS FROM OPERATIONS........................  $   (63,448,864)
                                                              ---------------
Adjustments to Reconcile the Change in Net Assets from
  Operations to Net Cash Used for Operating Activities:
  Purchases of Investments..................................   (1,864,981,983)
  Proceeds from Sales of Investments........................    1,255,789,982
  Net Purchases of Short-Term Investments...................      (52,445,000)
  Amortization of Premium...................................        1,737,400
  Accretion of Discount.....................................       (1,760,089)
  Net Realized Loss on Investments..........................       30,787,961
  Net Change in Unrealized Depreciation on Investments......      151,394,731
  Decrease in Variation Margin on Futures...................          456,250
  Increase in Interest Receivable and Other Assets..........       (8,643,496)
  Increase in Receivable for Investments Sold...............     (129,122,629)
  Decrease in Custodian Bank Payable........................       (7,543,396)
  Increase in Accrued Expenses and Other Payables...........          306,772
  Increase in Investments Purchased Payable.................      334,002,037
                                                              ---------------
    Total Adjustments.......................................     (290,021,460)
                                                              ---------------
NET CASH USED FOR OPERATING ACTIVITIES......................     (353,470,324)
                                                              ---------------
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from Shares Sold...................................      891,273,394
Repurchased Shares..........................................     (506,366,188)
Dividends Paid (net of reinvested dividends of
  $82,760,390)..............................................      (31,851,882)
Proceeds from and Repayments of Floating Rate Note
  Obligations...............................................          415,000
                                                              ---------------
  Net Cash Used for Financing Activities....................      353,470,324
                                                              ---------------
Net Change in Cash..........................................               --
Cash at the Beginning of the Period.........................               --
                                                              ---------------
CASH AT THE END OF THE PERIOD...............................  $            --
                                                              ===============
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
Cash Paid During the Period for Interest....................  $     7,959,388
                                                              ===============

See Notes to Financial Statements                                             79

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

FINANCIAL HIGHLIGHTS (UNAUDITED)

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                  SIX MONTHS
                                    ENDED                       YEAR ENDED NOVEMBER 30,
CLASS A SHARES                     MAY 31,     ----------------------------------------------------------
                                     2008        2007          2006          2005       2004       2003
                                  -----------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD.........................  $  10.61    $  11.24      $  10.82      $  10.59   $  10.55   $  10.35
                                   --------    --------      --------      --------   --------   --------
  Net Investment Income..........      0.29(a)     0.58(a)       0.60(a)       0.60       0.62       0.64
  Net Realized and Unrealized
    Gain/Loss....................     (0.44)      (0.64)         0.41          0.24       0.04       0.20
                                   --------    --------      --------      --------   --------   --------
Total from Investment
  Operations.....................     (0.15)      (0.06)         1.01          0.84       0.66       0.84
Less:
  Distributions from Net
    Investment Income............      0.28        0.57          0.59          0.61       0.62       0.64
                                   --------    --------      --------      --------   --------   --------
NET ASSET VALUE, END OF THE
  PERIOD.........................  $  10.18    $  10.61      $  11.24      $  10.82   $  10.59   $  10.55
                                   ========    ========      ========      ========   ========   ========

Total Return (b).................    -1.37%*     -0.57%         9.63%         8.05%      6.42%      8.34%
Net Assets at End of the Period
  (In millions)..................  $3,435.6    $3,185.0      $3,217.6      $3,133.6   $2,923.0   $2,437.8
Ratio of Expenses to Average Net
  Assets.........................     1.21%       1.55%         1.37%         1.09%      0.88%      0.90%
Ratio of Net Investment Income to
  Average Net Assets.............     5.70%       5.23%         5.44%         5.58%      5.87%      6.08%
Portfolio Turnover...............       26%*        26%           27%           20%        20%        15%
SUPPLEMENTAL RATIO:
   Ratio of Expenses to Average
     Net Assets (Excluding
     Interest and Residual
     Trust Expenses).............     0.84%       0.84%         0.85%         0.85%      0.85%      0.90%

*   Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 4.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to .25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

 80                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

FINANCIAL HIGHLIGHTS (UNAUDITED) continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                   SIX MONTHS
                                     ENDED                  YEAR ENDED NOVEMBER 30,
CLASS B SHARES                      MAY 31,      ----------------------------------------------
                                      2008        2007      2006      2005      2004      2003
                                   ------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
  THE PERIOD......................   $10.61      $11.24    $10.82    $10.59    $10.55    $10.35
                                     ------      ------    ------    ------    ------    ------
  Net Investment Income...........     0.26(a)     0.49(a)   0.52(a)   0.52      0.54      0.56
  Net Realized and Unrealized
    Gain/Loss.....................    (0.45)      (0.63)     0.41      0.24      0.04      0.20
                                     ------      ------    ------    ------    ------    ------
Total from Investment
  Operations......................    (0.19)      (0.14)     0.93      0.76      0.58      0.76
Less:
  Distributions from Net
    Investment Income.............     0.24        0.49      0.51      0.53      0.54      0.56
                                     ------      ------    ------    ------    ------    ------
NET ASSET VALUE, END OF
  THE PERIOD......................   $10.18      $10.61    $11.24    $10.82    $10.59    $10.55
                                     ======      ======    ======    ======    ======    ======

Total Return (b)..................   -1.75%*     -1.32%     8.81%     7.26%     5.62%     7.52%
Net Assets at End of the Period
  (In millions)...................   $454.7      $505.8    $632.1    $679.9    $740.9    $748.4
Ratio of Expenses to Average Net
  Assets..........................    1.96%       2.30%     2.12%     1.84%     1.63%     1.65%
Ratio of Net Investment Income to
  Average Net Assets..............    4.95%       4.48%     4.69%     4.83%     5.12%     5.34%
Portfolio Turnover................      26%*        26%       27%       20%       20%       15%

SUPPLEMENTAL RATIO:
Ratio of Expenses to Average Net
   Assets (Excluding Interest and
   Residual Trust Expenses).......    1.59%       1.59%     1.60%     1.60%     1.60%     1.65%

*   Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 4% charged on certain redemptions made within the first and second year of purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See Notes to Financial Statements                                             81

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

FINANCIAL HIGHLIGHTS (UNAUDITED) continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                   SIX MONTHS
                                     ENDED                  YEAR ENDED NOVEMBER 30,
CLASS C SHARES                      MAY 31,      ----------------------------------------------
                                      2008        2007      2006      2005      2004      2003
                                   ------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD..........................   $10.60      $11.22    $10.81    $10.58    $10.54    $10.34
                                     ------      ------    ------    ------    ------    ------
  Net Investment Income...........     0.25(a)     0.49(a)   0.52(a)   0.52      0.54      0.56
  Net Realized and Unrealized
    Gain/Loss.....................    (0.44)      (0.62)     0.40      0.24      0.04      0.20
                                     ------      ------    ------    ------    ------    ------
Total from Investment
  Operations......................    (0.19)      (0.13)     0.92      0.76      0.58      0.76
Less:
  Distributions from Net
    Investment Income.............     0.24        0.49      0.51      0.53      0.54      0.56
                                     ------      ------    ------    ------    ------    ------
NET ASSET VALUE, END OF
  THE PERIOD......................   $10.17      $10.60    $11.22    $10.81    $10.58    $10.54
                                     ======      ======    ======    ======    ======    ======

Total Return (b)..................  -1.75%*      -1.22%(d)  8.73%(d)  7.27%     5.63%     7.52%(c)
Net Assets at End of the Period
  (In millions)...................   $743.1      $656.9    $654.2    $661.7    $670.6    $605.5
Ratio of Expenses to Average Net
  Assets..........................    1.96%       2.29%(d)  2.11%(d)  1.84%     1.63%     1.65%
Ratio of Net Investment Income to
  Average Net Assets..............    4.95%       4.50%(d)  4.70%(d)  4.83%     5.12%     5.34%(c)
Portfolio Turnover................      26%*        26%       27%       20%       20%       15%

SUPPLEMENTAL RATIO:
Ratio of Expenses to Average Net
  Assets (Excluding Interest and
  Residual Trust Expenses)........    1.59%       1.58%(d)  1.59%(d)  1.60%     1.60%     1.65%

*   Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1% charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) Certain non-recurring payments were made to Class C Shares, resulting in an increase to the Total Return and Ratio of Net Investment Income to Average Net Assets of 0.03%.

(d) The Total Return, Ratio of Expenses to Average Net Assets and Ratio of Net Investment Income to Average Net Assets reflect actual 12b-1 fees of less than 1% (See footnote 7).

 82                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

FINANCIAL HIGHLIGHTS (UNAUDITED) continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                                  YEAR          MARCH 1, 2006
                                               SIX MONTHS        ENDED        (COMMENCEMENT OF
CLASS I SHARES                                   ENDED        NOVEMBER 30,     OPERATIONS) TO
                                              MAY 31, 2008        2007        NOVEMBER 30, 2006
                                              -------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD.....    $10.64          $11.25            $10.98
                                                 ------          ------            ------
  Net Investment Income (a)..................      0.31            0.60              0.47
  Net Realized and Unrealized Gain/Loss......     (0.43)          (0.61)             0.26
                                                 ------          ------            ------
Total from Investment Operations.............     (0.12)          (0.01)             0.73
Less:
  Distributions from Net Investment Income...      0.30            0.60              0.46
                                                 ------          ------            ------
NET ASSET VALUE, END OF THE PERIOD...........    $10.22          $10.64            $11.25
                                                 ======          ======            ======

Total Return (b).............................    -1.24%*         -0.14%             6.85%*
Net Assets at End of the Period (In
  millions)..................................    $ 15.7          $  1.6            $  0.3
Ratio of Expenses to Average Net Assets......     0.97%           1.30%             1.12%
Ratio of Net Investment Income to Average Net
  Assets.....................................     6.12%           5.49%             5.69%
Portfolio Turnover...........................       26%*            26%               27%

SUPPLEMENTAL RATIO:
Ratio of Expenses to Average Net Assets
  (Excluding Interest and Residual Trust
  Expenses)..................................     0.60%           0.59%             0.60%

*   Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See Notes to Financial Statements                                             83

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS -- MAY 31, 2008 (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen High Yield Municipal Fund (the "Fund") is organized as a series of the Van Kampen Tax Exempt Trust, a Delaware statutory trust, and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund's investment objective is to seek to provide investors with as high a level of interest income exempt from federal income tax as is consistent with the investing policies of the Fund. The Fund's investment adviser generally seeks to achieve the Fund's investment objective by investing primarily in a portfolio of medium and lower-grade municipal securities. The Fund commenced investment operations on January 2, 1986. The Fund offers Class A Shares, Class B Shares, Class C Shares and Class I Shares. Each class of shares differs by its initial sales load, contingent deferred sales charges, the allocation of class specific expenses and voting rights on matters affecting a single class.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Municipal bonds are valued by independent pricing services or dealers using the mean of the last reported bid and asked prices or, in the absence of market quotations, at fair value based upon yield data relating to municipal bonds with similar characteristics and general market conditions. Securities which are not valued by independent pricing services or dealers are valued at fair value using procedures established in good faith by the Board of Trustees. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

    The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"), effective December 1, 2007. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

    - Level 1 -- quoted prices in active markets for identical investments

    - Level 2 -- other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS -- MAY 31, 2008 (UNAUDITED) continued

    - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

    The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

    The following is a summary of the inputs used as of May 31, 2008 in valuing the Fund's investments carried at value:

                                                              INVESTMENTS IN
VALUATION INPUTS                                                SECURITIES
Level 1--Quoted Prices......................................  $          -0-
Level 2--Other Significant Observable Inputs................   5,348,312,879
Level 3--Significant Unobservable Inputs....................             -0-
                                                              --------------
  Total.....................................................  $5,348,312,879
                                                              ==============

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis. Legal expenditures that are expected to result in the restructuring of or plan of reorganization for an investment are recorded as realized losses. The Fund may purchase and sell securities on a "when-issued" or "delayed delivery" basis, with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Fund will segregate assets with the custodian having an aggregate value at least equal to the amount of the when-issued or delayed delivery purchase commitments until payment is made. At May 31, 2008, the Fund had $239,744,883 of when-issued or delayed delivery purchase commitments.

    The Fund may invest in repurchase agreements, which are short-term investments in which the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

C. INCOME AND EXPENSES Interest income is recorded on an accrual basis. Bond premium is amortized and discount is accreted over the life of each applicable security. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees and incremental transfer agency costs which are unique to each class of shares.

D. FEDERAL INCOME TAXES It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required. The Fund adopted the provisions of the Financial Accounting Standards Board ("FASB") Interpretation No. 48 ("FIN 48") Accounting for Uncertainty in Income Taxes on May 31, 2008. FIN 48 sets forth a minimum threshold for

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS -- MAY 31, 2008 (UNAUDITED) continued

financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other" expenses on the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service and various states. Generally, each of the tax years in the four year period ended November 30, 2007, remains subject to examination by taxing authorities.

    The Fund intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset these losses against any future realized capital gains. During the prior fiscal year, the Fund utilized capital losses carried forward of $27,183,228. At November 30, 2007, the Fund had an accumulated capital loss carry forward for tax purposes of $92,642,991, which will expire according to the following schedule:

AMOUNT                                                           EXPIRATION
$ 14,466,429................................................  November 30, 2011
  38,535,389................................................  November 30, 2012
  39,641,173................................................  November 30, 2013

    At May 31, 2008, the cost and related gross unrealized appreciation and depreciation were as follows:

Cost of investments for tax purposes........................  $4,844,333,674
                                                              ==============
Gross tax unrealized appreciation...........................  $  143,392,356
Gross tax unrealized depreciation...........................    (213,453,151)
                                                              --------------
Net tax unrealized depreciation on investments..............  $  (70,060,795)
                                                              ==============

E. DISTRIBUTION OF INCOME AND GAINS The Fund declares and pays monthly dividends from net investment income. Net realized gains, if any, are distributed at least annually. Distributions from net realized gains for book purposes may include short-term capital gains and gains on futures transactions. All short-term capital gains and a portion of futures gains are included in ordinary income for tax purposes.

    The tax character of distributions paid during the year ended November 30, 2007 was as follows:

Distributions paid from:
  Ordinary income...........................................  $    975,538
  Tax-exempt income.........................................   218,906,906
                                                              ------------
                                                              $219,882,444
                                                              ============

    As of November 30, 2007, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income...............................    $  321,326
Undistributed tax-exempt income.............................     4,299,145

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS -- MAY 31, 2008 (UNAUDITED) continued

    Net realized gains or losses may differ for financial reporting and tax purposes primarily as a result of gains or losses recognized on securities for tax purposes but not for book purposes.

F. FLOATING RATE NOTE OBLIGATIONS RELATED TO SECURITIES HELD The Fund enters into transactions in which it transfers to dealer trusts fixed rate bonds in exchange for cash and residual interests in the dealer trusts' assets and cash flows, which are in the form of inverse floating rate investments. The dealer trusts fund the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interests in the bonds. The Fund enters into shortfall agreements with the dealer trusts, which commit the Fund to pay the dealer trusts, in certain circumstances, the difference between the liquidation value of the fixed rate bonds held by the dealer trusts and the liquidation value of the floating rate notes held by third parties, as well as any shortfalls in interest cash flows. The residual interests held by the Fund (inverse floating rate investments) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the dealer trusts to the Fund, thereby collapsing the dealer trusts. The Fund accounts for the transfer of bonds to the dealer trusts as secured borrowings, with the securities transferred remaining in the Fund's investment assets, and the related floating rate notes reflected as Fund liabilities under the caption "Floating Rate Note Obligations" on the Statement of Assets and Liabilities. The Fund records the interest income from the fixed rate bonds under the caption "Interest" and records the expenses related to floating rate note obligations and any administrative expenses of the dealer trusts under the caption "Interest and Residual Trust Expenses" on the Fund's Statement of Operations. The notes issued by the dealer trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the dealer trusts for redemption at par at each reset date. At May 31, 2008, Fund investments with a value of $835,075,877 are held by the dealer trusts and serve as collateral for the $574,040,000 in floating rate notes outstanding at that date. Contractual maturities of the floating rate notes and interest rates in effect at May 31, 2008 are presented on the Portfolio of Investments. The average floating rate notes outstanding and average annual interest and fee rate related to residual interests during the six months ended May 31, 2008 were $536,671,429 and 2.97%, respectively.

G. CREDITS EARNED ON CASH BALANCES During the six months ended May 31, 2008, the Fund's custody fee was reduced by $48,317 as a result of credits earned on cash balances.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Fund's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Fund for an annual fee payable monthly as follows:

AVERAGE DAILY NET ASSETS                                        % PER ANNUM
First $300 million..........................................       .60%
Next $300 million...........................................       .55%
Over $600 million...........................................       .50%

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS -- MAY 31, 2008 (UNAUDITED) continued

    For the six months ended May 31, 2008, the Fund recognized expenses of approximately $28,900 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a trustee of the Fund is a partner of such firm and he and his law firm provide legal services as legal counsel to the Fund.

    Under separate Accounting Services and Chief Compliance Officer (CCO) Employment agreements, the Adviser provides accounting services and the CCO provides compliance services to the Fund. The costs of these services are allocated to each fund. For the six months ended May 31, 2008, the Fund recognized expenses of approximately $96,500 representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting to the Fund, as well as the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of "Accounting and Administrative Expenses" on the Statement of Operations.

    Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the six months ended May 31, 2008, the Fund recognized expenses of approximately $313,300 representing transfer agency fees paid to VKIS and its affiliates. Transfer agency fees are determined through negotiations with the Fund's Board of Trustees.

    Certain officers and trustees of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or trustees who are also officers of Van Kampen.

    The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund, and to the extent permitted by the 1940 Act, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of $263,247 are included in "Other" assets on the Statement of Assets and Liabilities at May 31, 2008. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/ decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500.

    For the six months ended May 31, 2008, Van Kampen, as Distributor for the Fund, received commissions on sales of the Fund's Class A Shares of approximately $1,032,600 and contingent deferred sales charge (CDSC) on redeemed shares of approximately $331,400. Sales charges do not represent expenses of the Fund.

    At May 31, 2008, Morgan Stanley & Co., Inc., an affiliate of the Adviser, owned 947 shares of Class I.

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS -- MAY 31, 2008 (UNAUDITED) continued

3. CAPITAL TRANSACTIONS

For the six months ended May 31, 2008 and the year ended November 30, 2007, transactions were as follows:

                                            FOR THE                         FOR THE
                                        SIX MONTHS ENDED                   YEAR ENDED
                                          MAY 31, 2008                 NOVEMBER 30, 2007
                                  ----------------------------    ----------------------------
                                    SHARES           VALUE          SHARES           VALUE
Sales:
  Class A.......................   67,561,030    $ 693,012,978     61,115,692    $ 662,582,012
  Class B.......................    1,681,425       17,221,294      1,487,458       16,219,022
  Class C.......................   16,974,579      173,953,519     11,407,517      123,035,132
  Class I.......................    1,451,204       14,844,796        203,470        2,220,124
                                  -----------    -------------    -----------    -------------
Total Sales.....................   87,668,238    $ 899,032,587     74,214,137    $ 804,056,290
                                  ===========    =============    ===========    =============
Dividend Reinvestment:
  Class A.......................    6,339,935    $  64,717,882     10,741,205    $ 117,849,573
  Class B.......................      791,479        8,081,336      1,589,124       17,453,037
  Class C.......................      963,007        9,814,477      1,499,595       16,429,099
  Class I.......................       14,390          146,695          3,579           39,139
                                  -----------    -------------    -----------    -------------
Total Dividend Reinvestment.....    8,108,811    $  82,760,390     13,833,503    $ 151,770,848
                                  ===========    =============    ===========    =============
Repurchases:
  Class A.......................  (36,576,560)   $(376,802,427)   (57,994,386)   $(634,409,058)
  Class B.......................   (5,469,205)     (56,344,038)   (11,655,522)    (127,384,944)
  Class C.......................   (6,826,741)     (70,302,718)    (9,215,605)    (100,774,826)
  Class I.......................      (77,254)        (790,474)       (88,960)        (979,684)
                                  -----------    -------------    -----------    -------------
Total Repurchases...............  (48,949,760)   $(504,239,657)   (78,954,473)   $(863,548,512)
                                  ===========    =============    ===========    =============

4. REDEMPTION FEE

The Fund will assess a 2% redemption fee on the proceeds of Fund shares that are redeemed (either by sale or exchange) within 30 days of purchase. The redemption fee is paid directly to the Fund and allocated on a pro rata basis to each class of shares. For the six months ended May 31, 2008, the Fund received redemption fees of approximately $54,600, which are reported as part of "Cost of Shares Repurchased" on the Statements of Changes in Net Assets. The per share impact from redemption fees paid to the Fund was less than $0.01.

5. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $1,864,981,983 and $1,255,789,982, respectively.

6. DERIVATIVE FINANCIAL INSTRUMENTS

A derivative financial instrument in very general terms refers to a security whose value is "derived" from the value of an underlying asset, reference rate or index.

    The Fund may use derivative instruments for a variety of reasons, such as to attempt to protect the Fund against possible changes in the market value of its portfolio, to manage the portfolio's effective yield, maturity and duration, or to generate potential gain. All of the

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS -- MAY 31, 2008 (UNAUDITED) continued

Fund's portfolio holdings, including derivative instruments, are marked to market each day with the change in value reflected in the unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly, except when taking delivery of a security underlying a futures contract. In these instances, the recognition of gain or loss is postponed until the disposal of the security underlying the futures contract. Risks may arise as a result of the potential inability of the counterparties to meet the terms of their contracts.

    Summarized below are the specific types of derivative financial instruments used by the Fund.

A. FUTURES CONTRACTS A futures contract is an agreement involving the delivery of a particular asset on a specified future date at an agreed upon price. The Fund generally invests in exchange traded futures on U.S. Treasury Bonds and Notes for duration and risk management purposes and typically closes the contract prior to delivery date. Upon entering into futures contracts, the Fund maintains an amount of cash or liquid securities with a value equal to a percentage of the contract amount with either a futures commission merchant pursuant to rules and regulations promulgated under the 1940 Act, as amended, or with its custodian in an account in the broker's name. This amount is known as initial margin. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). The risk of loss associated with a futures contract is in excess of the variation margin reflected on the Statement of Assets and Liabilities.

    Transactions in futures contracts for the six months ended May 31, 2008 were as follows:

                                                              CONTRACTS
Outstanding at November 30, 2007............................     730
Futures Opened..............................................       0
Futures Closed..............................................    (730)
                                                                ----
Outstanding at May 31, 2008.................................       0
                                                                ====

B. INVERSE FLOATING RATE SECURITIES The Fund may invest a portion of its assets in inverse floating rate instruments, either through outright purchases of inverse floating rate securities or through the transfer of bonds to a dealer trust in exchange for cash and residual interests in the dealer trust. These investments are typically used by the Fund in seeking to enhance the yield of the portfolio. These instruments typically involve greater risks than a fixed rate municipal bond. In particular, these instruments are acquired through leverage or may have leverage embedded in them and therefore involve many of the risks associated with leverage. Leverage is a speculative technique that may expose the Fund to greater risk and increased costs. Leverage may cause the Fund's net asset value to be more volatile than if it had not been leveraged because leverage tends to magnify the effect of any increases or decreases in the value of the Fund's portfolio securities. The use of leverage may also cause the Fund to liquidate portfolio positions when it may not be advantageous to do so in order to satisfy its obligations with respect to inverse floating rate instruments.

7. DISTRIBUTION AND SERVICE PLANS

Shares of the Fund are distributed by Van Kampen Funds Inc. (the "Distributor"), an affiliate of the Adviser. The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS -- MAY 31, 2008 (UNAUDITED) continued

1940 Act, as amended, and a service plan (collectively, the "Plans") for Class A Shares, Class B Shares and Class C Shares to compensate the Distributor for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to .25% of Class A average daily net assets and up to 1.00% each of Class B and Class C average daily net assets. These fees are accrued daily and paid to the Distributor monthly.

    The amount of distribution expenses incurred by the Distributor and not yet reimbursed ("unreimbursed receivable") was approximately $3,231,100 and $1,138,400 for Class B Shares and Class C Shares, respectively. These amounts may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed receivable has been fully recovered, the distribution fee is reduced.

8. INDEMNIFICATIONS

The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9. ACCOUNTING PRONOUNCEMENT

On March 19, 2008, Financial Accounting Standards Board released Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (FAS 161). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of FAS 161 is required for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements has not yet been determined.

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

BOARD OF TRUSTEES, OFFICERS AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
JACK E. NELSON
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

OFFICERS

JERRY W. MILLER
President and Principal Executive Officer

DENNIS SHEA
Vice President

KEVIN KLINGERT
Vice President

AMY R. DOBERMAN
Vice President

STEFANIE V. CHANG
Vice President and Secretary

JOHN L. SULLIVAN
Chief Compliance Officer

STUART N. SCHULDT
Chief Financial Officer and Treasurer

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
522 Fifth Avenue
New York, New York 10036

DISTRIBUTOR

VAN KAMPEN FUNDS INC.
522 Fifth Avenue
New York, New York 10036

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 219286
Kansas City, Missouri 64121-9286

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
One Lincoln Street
Boston, Massachusetts 02111

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, Illinois 60606

* "Interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended.

  Van Kampen High Yield Municipal Fund

  An Important Notice Concerning Our U.S. Privacy Policy



  We are required by federal law to provide you with a copy of our Privacy Policy annually.

  The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

  This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

  Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

  WE RESPECT YOUR PRIVACY

  We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

  We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

  1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

  To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

                                                      (continued on next page)

  Van Kampen High Yield Municipal Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  For example:

   -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

   -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

   -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

   -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

   -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

  2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

  A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

  B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with

                                                           (continued on back)

  Van Kampen High Yield Municipal Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

  3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

                                                         Van Kampen Funds Inc.
                                                              522 Fifth Avenue
                                                      New York, New York 10036
                                                             www.vankampen.com

                                       Copyright (C)2008 Van Kampen Funds Inc.
                                       All rights reserved. Member FINRA/SIPC.

                                                             50, 150, 250, 601
                                                                   HYMSAN 7/08
    (VAN KAMPEN INVESTMENTS LOGO)                           IU08-03662P-Y05/08

Item 2.  Code of Ethics.

Not applicable for semi-annual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4.  Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5.  Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6.  Schedule of Investments.

Please refer to Item #1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.  Controls and Procedures

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSRS was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

 (b) There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.  Exhibits.

(1)  Code of Ethics -- Not applicable for semi-annual reports.

(2)(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.CERT.
(2)(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen Tax-Exempt Trust

By:   /s/ Jerry W. Miller
     --------------------
Name: Jerry W. Miller
Title: Principal Executive Officer
Date: July 17, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ Jerry W. Miller
     --------------------
Name: Jerry W. Miller
Title: Principal Executive Officer
Date: July 17, 2008

By:  /s/ Stuart N. Schuldt
     ---------------------
Name: Stuart N. Schuldt
Title: Principal Financial Officer
Date: July 17, 2008